As filed with the Securities and Exchange Commission on April 29, 2008
Registration No. 333-88302
Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [11]	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [33]	☑
   (Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)
	___	immediately upon filing pursuant to paragraph (b) of rule 485
	XX	on (April 30, 2008)pursuant to paragraph (b) of Rule 485
	___	60 days after filing pursuant to paragraph (a)(1) of Rule 485
	___	on (date) pursuant to paragraph (a)(1) of Rule 485
	___	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
___		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Offered: The Commodore Majesty® Individual Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B®
The Commodore Majesty
File No. 333-88302
Cross-Reference Sheet

Form N-4 Part A Item No.		Heading in Prospectus

1.	Cover Page	Cover Page

2.	Definitions	Definitions; Glossary of Financial Terms (definitions used in specific sections of the prospectus are defined in those sections)

3.	Synopsis	Expense Tables; Overview

4.	Condensed Financial Information

	(a) Condensed financial information	Condensed Financial Information; Appendix A

	(b) Financial statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a) Depositor	Annuity Investors Life Insurance Company®

	(b) Registrant	The Separate Account

	(c) Portfolio company	The Portfolios; Appendix B

	(d) Prospectus	The Portfolios

	(e) Voting	Voting Rights

	(f) Administrator	Not Applicable

6.	Deductions and Expenses

	(a) Deductions	Charges and Deductions; Guaranteed Living Withdrawal Benefit; Guaranteed Minimum Withdrawal Benefit

	(b) Sales load	Not Applicable

	(c) Special purchase plans	Charges and Deductions

	(d) Commissions	Distribution of Variable Annuity Contracts

	(e) Portfolio company expenses	Expense Tables; Expenses of the Portfolios

	(f) Operating expenses	Expense Tables

7.	General Description of Variable Annuity Contracts

	(a) Persons with rights	Persons with Rights Under a Contract; Voting Rights

Form N-4 Part A Item No.		Heading in Prospectus

	(b) (i) Allocations of premium payments	Purchase Payments and Allocation to Investment Options; Guaranteed Living Withdrawal Benefit; Guaranteed Minimum Withdrawal Benefit

	(ii) Transfers	Transfers; Guaranteed Living Withdrawal Benefit; Guaranteed Minimum Withdrawal Benefit

	(iii) Exchanges	Not Applicable

	(c) Changes in contracts or operations	Additions or Substitutions

	(d) Inquiries	How Do I Contact the Company?

	(e) Frequent transfer risks	Restrictions on Transfer; Disruptive Trading, Market Timing and Frequent Transfers; Appendix C

8.	Annuity Period	Annuity Benefit

9.	Death Benefit	Death Benefit

10.	Purchases and Contract Values

	(a) Purchases	Purchase Payments and Allocations to Investment Options; Account Value; Glossary of Financial Terms

	(b) Valuation	Account Value; Definitions; Glossary of Financial Terms; Charges and Deductions

	(c) Daily calculation	Account Value; Accumulation Units; Definitions; Glossary of Financial Terms

	(d) Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a) Redemptions	Withdrawals and Surrenders

	(b) Texas Optional Retirement Program	Texas Optional Retirement Program

	(c) Check delay	Withdrawals and Surrenders

	(d) Involuntary redemption	Termination

	(e) Free look	Right to Cancel

12.	Taxes	Federal Tax Matters

13.	Legal Proceedings	Legal Proceedings

14.	Table of Contents for Statement of Additional Information	Statement of Additional Information

2

Form N-4 Part B Item No.		Heading in Prospectus or SAI (as indicated)

15.	Cover Page	(SAI) Cover Page

16.	Table of Contents	(SAI) Table of Contents

17.	General Information and History	(SAI) General Information and History

18.	Services

	(a) Fees and expenses of registrant	(Prospectus) Expense Tables

	(b) Management contracts	Not Applicable

	(c) Custodian	Not Applicable

	Independent auditors	(SAI) Experts

	(d) Assets of registrant	Not Applicable

	(e) Affiliated persons	Not Applicable

	(f) Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered

	(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

	(b) Sales load	Not Applicable

	(c) Frequent transfer arrangements	(Prospectus) Restrictions on Transfer; Disruptive Trading, Market Timing and Frequent Transfers; Appendix C

20.	Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a) Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

	(b) Other subaccounts	(SAI) Average Annual Total Return Calculation; Cumulative Total Return Calculation; Standardized Average Annual Total Return Data; Non Standardized Average Annual Total Return Data

22.	Annuity Payments	(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements	(SAI) Financial Statements
Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2008
This prospectus describes individual flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. The Contracts offer tax-deferred treatment of earnings, Annuity Benefits, and Death Benefits. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contracts currently offer 51 Subaccounts. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds	Janus Aspen Series
-AIM V.I. Capital Development Fund-Series II Shares	-Janus Aspen Balanced Portfolio-Service Shares
-AIM V.I. Core Equity Fund-Series I Shares	-Janus Aspen International Growth Portfolio-Service Shares
-AIM V.I. Financial Services Fund-Series I Shares	-Janus Aspen Large Cap Growth Portfolio-Service Shares
-AIM V.I. Global Health Care Fund -Series I Shares	-Janus Aspen Mid Cap Growth Portfolio-Service Shares
-AIM V.I. Government Securities Fund-Series II Shares	-Janus Aspen INTECH Risk-Managed Core Portfolio-Service Shares
-AIM V.I. Mid Cap Core Equity Fund-Series II Shares
-AIM V.I. Small Cap Equity Fund-Series I Shares	Neuberger Berman Advisers Management Trust
-AIM V.I. Utilities Fund-Series II	-Neuberger Berman AMT Guardian Portfolio-Class S
-Neuberger Berman AMT Small-Cap Growth Portfolio-Class S*
American Century Variable Portfolios
-American Century VP Large Company Value Fund-Class II	Oppenheimer Variable Account Funds
-American Century VP Mid Cap Value Fund-Class II	-Oppenheimer Balanced Fund/VA-Service Shares
-American Century VP Ultra® Fund-Class II	-Oppenheimer Capital Appreciation Fund/VA-Service Shares
-American Century VP Vista SM Fund-Class I	-Oppenheimer Global Securities Fund/VA-Service Shares
-Oppenheimer Main Street Fund®/VA-Service Shares
Calamos®Advisors Trust	-Oppenheimer Main Street Small Cap Fund/VA-Service Shares
-Calamos Growth and Income Portfolio
PIMCO Variable Insurance Trust
Davis Variable Account Fund, Inc.	-PIMCO VIT High Yield Portfolio-Administrative Class
-Davis Value Portfolio	-PIMCO VIT Real Return Portfolio-Administrative Class
-PIMCO VIT Total Return Portfolio-Administrative Class
The Dreyfus Socially Responsible Growth Fund, Inc.-SS
Rydex Variable Trust
Dreyfus Stock Index Fund, Inc.-Service Shares	-Rydex VT Sector Rotation Fund

Dreyfus Investment Portfolios	Van Kampen-The Universal Institutional Funds, Inc.
-Dreyfus IP MidCap Stock Portfolio-Service Shares	-Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Dreyfus IP Technology Growth Portfolio-Initial Shares	-Van Kampen UIF Mid-Cap Growth Portfolio-Class I
-Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Dreyfus Variable Investment Funds	-Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Dreyfus VIF Appreciation Portfolio-Service Shares	-Van Kampen UIF Value Portfolio-Class I
-Dreyfus VIF Money Market Portfolio
Wilshire Variable Insurance Trust
Financial Investors Variable Insurance Trust	-Wilshire 2010 Moderate Fund
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	-Wilshire 2015 Moderate Fund
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	-Wilshire 2025 Moderate Fund
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II	-Wilshire 2035 Moderate Fund
-Ibbotson Income /Growth ETF Asset Allocation Portfolio-Class II	-Wilshire 2045 Moderate Fund

Franklin Templeton Variable Insurance Products Trust
-Templeton Foreign Securities Fund-Class 2

*	formerly Neuberger Berman AMT Fasciano Portfolio

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer 2 fixed investment options:
•	Fixed Accumulation Account
•	Three-Year Guaranteed Interest Rate Option
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2008 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: http://www.sec.gov. The registration number is 333-88302. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured.
•	The Contracts are obligations of the Company and not of the bank or credit union.
•	The bank or credit union does not guarantee the Company’s obligations under the Contracts.
•	The Contracts involve investment risk and may lose value.
Right to Cancel
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Riders
This contract offers two optional riders that provide guaranteed withdrawal benefits (the “Riders”)—the Guaranteed Living Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider. The Riders may not available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Riders may be restricted. For additional information about the availability of the Riders, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, 1-800-789-6771.
Overview
A brief overview of the Contracts is included on pages 7-8 of this prospectus.

v

[This page intentionally left blank.]

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the sections of this prospectus where they are primarily used.
Account Value
The aggregate value of your interest in all of the Subaccounts and the Fixed Account options at the end of any Valuation Period.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered, or on the Death Benefit Valuation Date.
Accumulation Unit
A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.” See Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Annuitant
The natural person on whose life Annuity Benefit payments are based. More information about the Annuitant is included in the Contract section of the prospectus.
Annuity Benefit
The payments that may be made under the Annuity Benefit section of the Contract.
Beneficiary
The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period. See the Calculation of Benefit Payments and the Glossary of Financial Terms section of this prospectus for an explanation of how Benefit Unit Values are calculated.
Company
Annuity Investors Life Insurance Company®
➢	The words “we”, “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date
The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.
•	The Annuity Commencement Date is the first day of the first payment interval for which an Annuity Benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later. The Annuity Commencement Date is shown on the Contract specification page.
•	The Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as a periodic payment or (2) the date of payment for a Death Benefit that is paid in lump sum.
Contract
An individual contract described in this prospectus.
Contract Anniversary
The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date on which the Contract is issued. The Contract effective date is set out on the Contract specifications page.
Contract Year
Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.
Death Benefit
The payments that may be made under the Death Benefit section of the Contract.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Net Asset Value
The amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.
Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.
Fixed Account
The Fixed Account is part of the Company’s general account. The Fixed Account options are listed in the “Allocations to Investment Options” section of this prospectus.
Owner
For purposes of this prospectus, references to Owner mean the owner of an individual annuity contract.
➢	The words “you” and “your” in this prospectus also refer to the Owner as defined above.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.
Purchase Payments
An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

Separate Account
Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.
SEC
Securities and Exchange Commission
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.
Tax Qualified Contract
A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.
Valuation Date
A day on which the New York Stock Exchange is open for business.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us and
•	on our form or in a manner satisfactory to us and
•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.
Contract Owner Transaction Expenses

	Current	Maximum
Contingent Deferred Sales Charge (as a percentage of purchase payments only)	7.00%	7.00%
Transfer Fee	$25 *	$30
* This fee currently applies to transfers in excess of 12 in any contract year.
Annual Automatic Program Transfer Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30

Current Loan Interest Spread**	3.00%

**	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Maintenance Fee

Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

Mortality and Expense Risk Charge	1.50%
Administration Charge	0.15%

Total Separate Account Annual Expenses	1.65%

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%
Rider charges are assessed only if you activate the Rider. Rider charges are assessed against the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount. After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. Portfolio operating expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees acquired fund fees, and other expenses)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.52%	39.60%
After contractual fee reductions and/or expense reimbursements	0.52%	1.79%

*	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. The shortest period will end on February 28, 2009 and the longest period will end on May 1, 2009.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2007, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust (Ibbotson portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before any fee reduction or expense reimbursement are the expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio. The advisor and sub-advisor to this Ibbotson Portfolio have contractually agreed to jointly waive its management fee and sub-advisory fee, respectively, and/or reimburse expenses so that the total annual portfolio operating expenses, excluding Acquired Fund fees and expenses and extraordinary expenses (“excluded expenses”), do not exceed a maximum of 0.73% of Class II shares average daily net assets through April 30, 2009. The addition of excluded expenses may cause the total annual portfolio operating expenses to exceed the 0.73% for Class II shares agreed to by the advisor and sub-advisor to this Ibbotson Portfolio.
The maximum expenses after fee reductions and/or expense reimbursements are the expenses of the Wilshire Moderate Fund with the longest target maturity date. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through April 30, 2009, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.50% (“expense limitation”). The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.

Examples
Example 1: Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses before reimbursement (39.60%) or after reimbursement (1.79%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Before reimbursement	$3,921	$8,139	$10,765	$15,959
After reimbursement	$1,203	$1,987	$2,780	$6,324
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Before reimbursement	$3,221	$7,739	$10,765	$15,959
After reimbursement	$503	$1,587	$2,780	$6,324
Example 2: Contract with No Riders and Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You do not activate either rider at any time during the indicated period.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The minimum Portfolio expenses (0.52%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the indicated period:

1 year	3 years	5 years	10 years

$ 954	$ 1,217	$ 1,462	$ 3,498
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

1 year	3 years	5 years	10 years

$ 254	$ 817	$ 1,462	$ 3,498

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. This information includes the following information for the standard Contracts and the enhanced Contracts:

•	year-end accumulation unit values for each Subaccount from December 31, 1997 to December 31, 2007 (or from the end of the year of inception to December 31, 2007)

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.
What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

Death Benefit	A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

Optional Guaranteed Withdrawal Benefits	If you choose to activate that Guaranteed Lifetime Withdrawal Benefit, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year. If you choose to activate the Guaranteed Minimum Withdrawal Benefit, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year. You cannot activate the Rider if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

What Are the Risks Related to the Contract?
The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity, death or guaranteed withdrawal benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after three years from the date of receipt of each purchase payment. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus.
A penalty tax may also be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances of the withdrawal or surrender. Tax consequences of a withdrawal or a surrender are described in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted prior to age 59 1/2 if the Contract is issued with a tax sheltered annuity endorsement.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, we will charge the fees and charges listed below unless we reduce or waive the fee or charge as discussed in the Charges and Deductions section of this prospectus: The mortality and expense risk charge may never be entirely waived.
•	a transfer fee for certain transfers among investment options;
•	an annual contract maintenance fee;
•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts;
•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and
•	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2007 are described in the prospectuses and SAIs for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and your name. You may also contact us through our web site, www.gafri.com.

THE PORTFOLIOS
Portfolios
The Separate Account currently is divided into 51 Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.
There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios.
All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund	Invesco Aim Advisors, Inc.
Series II Shares	Mid cap growth
AIM V.I. Core Equity Fund	Invesco Aim Advisors, Inc.
Series I Shares	Large cap blend
AIM V.I. Financial Services Fund	Invesco Aim Advisors, Inc.
Series I Shares	Sector
AIM V.I. Global Health Care Fund	Invesco Aim Advisors, Inc.
Series I Shares	Sector
AIM V.I. Government Securities Fund	Invesco Aim Advisors, Inc.
Series II Shares	Equity fund
AIM V.I. Mid Cap Core Equity Fund	Invesco Aim Advisors, Inc.
Series II Shares	Mid cap growth
AIM V.I. Small Cap Growth Fund	Invesco Aim Advisors, Inc.
Series I Shares	Small cap growth
AIM V.I. Utilities Fund	Invesco Aim Advisors, Inc.
Series II Shares	Sector

American Century Variable Portfolios, Inc.
American Century VP Large Company Value Fund	American Century Investment Management, Inc.
Class II Shares	Large cap value
American Century VP Mid Cap Value Fund	American Century Investment Management, Inc.
Class II Shares	Mid cap value
American Century VP Ultra® Fund	American Century Investment Management, Inc.
Class II Shares	Large cap growth
American Century VP VistaSM Fund	American Century Investment Management, Inc.
Class I Shares	Mid cap growth

Portfolio	Adviser and Type of Fund
Calamos® Advisors Trust
Calamos Growth and Income Portfolio	Calamos Advisors LLC
Convertibles

Davis Variable Account Fund, Inc.
Davis Value Portfolio	Davis Selected Advisers, L.P.
Sub-Adviser—Davis Selected Advisers-NY, Inc.
Large cap blend

Dreyfus Portfolios
Dreyfus Investment Portfolios	The Dreyfus Corporation
Mid-Cap Stock Portfolio –	Mid cap blend
Service Shares
Dreyfus Investment Portfolios Technology Growth Portfolio – Initial Shares	The Dreyfus Corporation Sector
The Dreyfus Socially Responsible	The Dreyfus Corporation
Growth Fund, Inc. –	Large cap growth
Services Shares
Dreyfus Stock Index Fund, Inc.	The Dreyfus Corporation
Service Shares	Index Manager – Mellon Equity Associates (an affiliate of Dreyfus)
Large cap blend

Dreyfus Variable Investment Fund	The Dreyfus Corporation
Appreciation Portfolio –	Sub-Adviser – Fayez Sarofim & Co.
Service Shares	Large cap blend
Dreyfus Variable Investment Fund	The Dreyfus Corporation
Money Market Portfolio	Money market

DWS Investments VIT Funds
DWS Small Cap Index VIP	Deutsche Asset Management, Inc.
Class A	Sub-Adviser—Northern Trust
Investments, N.A.
Small cap blend

Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Income and Growth ETF Asset Allocation	ALPS Advisers, Inc.
Portfolio	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund Class 2	Advisor—Templeton Investment Counsel, LLC
Sub-Advisor—Franklin Templeton
Investment Management Limited Foreign large cap value

Portfolio	Adviser and Type of Fund
Janus Aspen Series
Janus Aspen Balanced Portfolio	Janus Capital Management LLC
Service Shares	Balanced
Janus Aspen International Growth Portfolio	Janus Capital Management LLC
Service Shares	Foreign large cap growth
Janus Aspen Large Cap Growth Portfolio	Janus Capital Management LLC
Service Shares	Large cap growth
Janus Aspen Mid Cap Growth Portfolio	Janus Capital Management LLC
Service Shares	Mid cap growth
Janus Aspen INTECH Risk Managed Core Portfolio	Janus Capital Management LLC
Service Shares	Equity fund

Neuberger Berman Advisors Management Trust
Neuberger Berman AMT Guardian Portfolio	Advisor—Neuberger Berman Management Inc.
Class S	Sub-Advisor—Neuberger Berman, LLC Equity fund
Neuberger Berman AMT Small-Cap Growth Portfolio	Advisor—Neuberger Berman Management Inc.
Class S (formerly AMT Fasciano)	Sub-Advisor—Neuberger Berman, LLC Equity fund

Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA	OppenheimerFunds
Service Shares	Balanced
Oppenheimer Capital Appreciation Fund/VA	OppenheimerFunds
Service Shares	Large cap growth
Oppenheimer Global Securities Fund/VA	OppenheimerFunds
Service Shares	Equity fund
Oppenheimer Main Street Fund®/VA	OppenheimerFunds
Service Shares	Large cap blend
Oppenheimer Main Street Small Cap Fund/VA	OppenheimerFunds
Service Shares	Small cap blend

PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio	Pacific Investment Management Company LLC
Administrative Class	Bond
PIMCO VIT Real Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Inflation-indexed bond
PIMCO VIT Total Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Intermediate term bond

Rydex Variable Trust
Rydex VT Sector Rotation Fund	Rydex Investments
Sector

Van Kampen—The Universal Institutional Funds, Inc.
Van Kampen UIF Core Plus Fixed Income Portfolio	Van Kampen(1)
Class I	Intermediate term bond
Van Kampen UIF Mid Cap Growth Portfolio	Van Kampen(1)
Class I	Mid cap growth
Van Kampen UIF U.S. Mid Cap Value Portfolio	Van Kampen(1)
Class I	Mid cap value
Van Kampen UIF U.S. Real Estate Portfolio	Van Kampen(1)
Class I	Specialty real estate

Portfolio	Adviser and Type of Fund
Van Kampen UIF Value Portfolio	Van Kampen(1)
Class I	Large cap value

Wilshire
Wilshire 2010 Moderate Fund	Wilshire Associates Incorporated
Target maturity
Wilshire 2015 Moderate Fund	Wilshire Associates Incorporated
Target maturity
Wilshire 2025 Moderate Fund	Wilshire Associates Incorporated
Target maturity
Wilshire 2035 Moderate Fund	Wilshire Associates Incorporated
Target maturity
Wilshire 2045 Moderate Fund	Wilshire Associates Incorporated
Target maturity

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.
Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.
Additions or Substitutions of Portfolios
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.
In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by the Company, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitutions from the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. We will also notify you before we make a substitution.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
We have two types of charges and deductions. We assess charges to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values or Benefit Unit Values. These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes, (where applicable) and transfer fees. We also assess charges against the Separate Account. These charges are reflected in the Accumulation Unit Values and Benefit Unit Values. These charges are the administration charge and the mortality and expense risk charge.
Except as described below, we will never charge more to a Contract than the fees and charges described even if our actual expenses exceed the total fees and charges collected. If the fees and charges that we collect exceed the actual expenses that we incur, the excess will be profit to us and will not be returned to you.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3 or more
CDSC as a percentage of purchase payment withdrawn or surrendered	7%	6%	4%	0%

When Assessed	On surrender or withdrawal of purchase payments during the Accumulation Period.

Assessed Against What Waivers	Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of purchase payments and earnings.

• Free withdrawal privilege. See the Surrender and Withdrawals section for information.
•	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•	If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

•	Long term care waiver rider. See the Surrender and Withdrawals section for information.

•	If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

•	If the spouse becomes Successor Owner. See the Account Value section for information.

•	Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Fee	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$30.00 per year.

When Assessed	Before the Commencement Date, we deduct this fee as of the Valuation Period after each Contract Anniversary that this Contract is in effect. After the Commencement Date, we deduct a portion of the annual fee from each variable dollar payment

We also deduct the full amount at the time of surrender.

Assessed Against What	Amounts invested in the Subaccounts and Fixed Account options. Before the Commencement Date, we deduct this fee pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest at that time. After the Commencement Date, if variable payments are to be made, we deduct a pro rata portion of the annual fee from each payment.

Waivers	• Before the Commencement Date if the Account Value is at least $40,000 on the date the charge is due.
•	After the Commencement Date if the amount applied to the annuity benefit is at least $40,000.

•	If the Contract is issued with a tax sheltered annuity endorsement.

•	In our discretion where we incur reduced sales and servicing expenses.

•	After the Commencement Date where required to satisfy state law.
Transfer Fee

Purpose of Fee	Offset cost incurred in administering the Contracts.

Amount of Fee	$25 for each transfer in excess of 12 in any contract year. We reserve the right to change the amount of this fee at any time, or the number of transfers which can be made without incurring the fee at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed	Before the Commencement Date.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. We reserve the right to eliminate this waiver at any time.
Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	Before the Commencement Date and, if a variable dollar payments are elected, after the Commencement Date.

Assessed Against What	Amounts invested in the Subaccounts.

This charge does not apply to the Fixed Account.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for assuming certain mortality and expense risks under the Contract.
•	We assume mortality risks because we are obligated under the Contract to make Annuity Benefit payments and Death Benefit payments.

•	We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50%.

When Assessed	Before the Commencement Date and, if a variable dollar payments are elected, after the Commencement Date.

Assessed Against What	Amounts invested in the Subaccounts. This charge does not apply to the Fixed Account.

Waivers	None.
Guaranteed Living Withdrawal Benefit Rider Charge

Purpose of Charge	To offset expenses incurred in administering the Rider and as compensation for assuming the mortality and expense risks under the Rider.

Amount of Charge	Annual charge equal to 0.55% of the current Benefit Base Amount or, if you elect the spousal continuation benefit, an annual charge of 0.70% of the current Benefit Base Amount.

If you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

When Assessed	On each Rider Anniversary.

Upon surrender of the Contract or termination of the Rider, we will assess a prorated charge.

Assessed Against What	Benefit Base Amount.
Guaranteed Minimum Withdrawal Benefit Rider Charge

Purpose of Charge	To offset expenses incurred in administering the Rider and as compensation for assuming the mortality and expense risks under the Rider.

Amount of Charge	Annual charge equal to 0.40% of the Benefit Base Amount.

If you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

When Assessed	On each Rider Anniversary.

Upon surrender of the Contract or termination of the Rider, we will assess a prorated charge.

Assessed Against What	Benefit Base Amount.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value, at the time the tax is imposed.
Discretionary Waivers of Charges
We will look at the following factors to determine if we will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios
In addition to charges and deductions by the Company, each Portfolio incurs management fees and other expenses which are described in the prospectus and Statement of Additional Information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions.
You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus.
You can access the Account Value before the Annuity Commencement Date through systematic withdrawal, or contract loans (if available) or surrenders. These features are described more fully in the Withdrawals and Surrenders and Contract Loans sections of this prospectus.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$20,000	$20,000

Minimum monthly payment under periodic payment program	$50	N/A

Minimum additional payments	$100	$100

Maximum single purchase payment	$1,000,000* or Company approval	$1,000,000* or Company approval

* The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.
We reserve the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
We will apply your initial Purchase Payment to the account using the following rules.
•	If the application or order ticket is in good order, we will apply the initial Purchase Payment within two business days of receipt of the purchase payment.

•	If the application or order ticket is not in good order, we will attempt to get the application or order ticket in good order within five business days. If the application or order ticket is not in good order at the end of five business days, we will inform the purchaser of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically agrees that we may keep the Purchase Payment until the application or order ticket is in good order. Once the application or order ticket is in good order, we will apply the Purchase Payment within two business days.
During the right to cancel period, we reserve the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that you have instructed.
If an initial Purchase Payment or any portion of an initial Purchase Payment is allocated to a Subaccount, we will apply it at the Accumulation Unit Value at the end of the Valuation Period in which the second business day occurs.
We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related instructions are in good order. If the additional Purchase Payment or any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply the additional Purchase Payment at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related instructions in good order.

Allocations to Investment Options
You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or Fixed Account options. Allocation instructions must be made by Written Request.

Subaccount Options	Fixed Account Options

See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts.	• •	Fixed Accumulation Account Option Three-Year Guaranteed Interest Rate Option
Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for a Fixed Account option. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. We guarantee amounts allocated to the Fixed Account options and interest credited to the Fixed Account options.
We may, in our sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to accounts allocated to the Fixed Account options.
The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to Three-Year Guaranteed	$2,000

Interest Rate Option or and other Fixed Account guaranteed interest rate option which may be offered	No amounts may be allocated to any guarantee period option which would extend beyond the Annuity Commencement Date.

Allocation to Three-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be allocated to the Three-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Renewal of Fixed Account Guaranteed Interest Rate Options

An amount that is allocated or transferred to a Fixed Account guaranteed interest rate option will mature at the end of the guarantee period. We will notify you of the date on which the amount matures and the Fixed Account options available at that time. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date that the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, then the amount will be transferred to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.
TRANSFERS
Transfers

If allowed by us, in our sole discretion, before the Commencement Date you may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by Written Request once each Valuation Period.
The current restrictions on transfers for either tax-qualified or non-tax-qualified Contracts are:

Minimum transfer to any Fixed Account guarantee interest rate option	$2,000 No amounts may be transferred to a guarantee period option which would extend beyond the Annuity Commencement Date.

Maximum transfer from Fixed Account option other than Fixed Account guaranteed interest rate option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers to Three-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guaranteed Interest Rate Option only during the first contract year.

Other restrictions on transfers from Fixed Account options	May not be made prior to first contract anniversary. Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.
A transfer is effective on the Valuation Date during which we receive the request for transfer. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in good order.
We may, in our sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Automatic Transfer Programs

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

How to Request a Transfer

Currently, you may make a transfer request by Written Request or any of the following alternate methods:
•	by telephone at 1-800-789-6771

•	by facsimile at 513-412-3766

•	over the Internet through our web site at www.gafri.com,
All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.
You may place transfer instructions by telephone, facsimile or over the internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Change in or Termination of Automatic Transfer Programs

You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, you must send us a Written Request by U.S. or overnight mail, or by facsimile at 513-412-3766. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.
We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.
Transfer Restrictions Related to Active Trading Strategies

Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Appendix C to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS
An Owner may surrender a Contract in full or take withdrawals from a Contract during the Accumulation Period. A CDSC may apply on a surrender or withdrawal. The restrictions and charges on surrender or withdrawals are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500	$500

Minimum remaining Surrender Value after withdrawal	$500	$500

Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Account Value subject to tax law restrictions on surrender and withdrawals	Account Value

Tax-Qualified and Non-Tax-Qualified

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from purchase payments on “first-in, first-out” basis (CDSC may apply) and then from accumulated earnings (no CDSC applies)
Benefit payments under the Guaranteed Lifetime Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit Rider are exempt from the $500 minimums described in the table above.
The right to make withdrawals or surrender may be restricted prior to age 59 1/2 if the Contract is issued with a tax sheltered annuity endorsement.
A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the withdrawal request, unless the Owner requests that the withdrawal be taken from a specific investment option. If you wish to specify the Subaccount(s) and/or Fixed Account option(s) from which you wish to make a withdrawal and the amount of the withdrawal to be taken from each specified Subaccount or Fixed Account option, you must include this information in your written request, calculated after we receive the written request in good order. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the written request for surrender or withdrawal in good order and will be processed at the next Accumulation Unit Value. Payment of the amount surrendered or withdrawn may be delayed if the amount was paid to the Company by a check that has not yet cleared. As permitted under certain state laws, payment and processing of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal. If we delay processing and payment, we will comply with applicable state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege

The Company will waive the CDSC on withdrawals of 10% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on surrender of a Contract. We reserve the right to reduce the Account Value by the amount of any CDSC waived on any withdrawal(s) taken within the six months preceding a request for a surrender. This is in addition to any other applicable deductions.
If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.

Long-Term Care Waiver Rider

If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.
Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Guaranteed Lifetime Withdrawal Benefit

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

✓	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office.
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.
You cannot activate the Rider if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee). You cannot activate the Rider if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being). You cannot activate the Rider if the Guaranteed Minimum Withdrawal Benefit Rider is in effect. You cannot activate the Rider if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis. We will notify you if we take this action.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
➢	The Rider may not available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.
Rollup Base Amount
Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Reset Base Amount
The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.
Examples of Benefit Base Amount Calculation
These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:
•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.
To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.
Example 1

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000
Example 2

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533
The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.
When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.
The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.
See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.
Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.
On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.
Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.
Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000 $108,750	Account Value immediately after the $20,000 withdrawal Account Value immediately before the Excess Withdrawal	= 12.6437%	Percentage Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Reset Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Spousal Benefit

✓	Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

✓	Spouse	The person who is the spouse of the Insured as of the Rider Effective Date.
A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.
A new spouse cannot be substituted after the Rider Effective Date.
For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on
Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Guaranteed Minimum Withdrawal Benefit

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

✓	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office.
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.
You cannot activate the Rider if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee). You cannot activate the Rider if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being). You cannot activate the Rider if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect. You cannot activate the Rider if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis. We will notify you if we take this action.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
➢	The Rider may not available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Benefit Base Amount
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.
No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

Minimum Withdrawals
Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.
Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Duration of Benefits
Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.
Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000 $108,750	Account Value immediately after the $20,000 withdrawal Account Value immediately before the Excess Withdrawal	= 12.6437%	Percentage Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
CONTRACT LOANS
We may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement, as allowed under tax law. We will charge interest on these loans. The maximum rate of interest that we will charge will be 8% or such other higher rate than may be required by the plan administrator or an employer retirement plan that controls the Contract. Any such loans (including unpaid interest thereon) will be secured with an interest in the Contract. Loans may be taken only from the Fixed Accumulation Account. An amount equal to 110% of the loan requested must be in the Fixed Accumulation Account prior to taking the loan. If the Fixed Accumulation Account is insufficient, the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account and earn a fixed rate of interest applicable to loan collateral. If you do not designate any Subaccounts, the collateral for the loan will be moved from all the Subaccounts on a pro rata basis to the Fixed Accumulation Account. The minimum rate of interest that we will credit to loan collateral is 1% or any higher Fixed Account guaranteed interest rate stated in your Contract. The difference between the amount of interest we charge on a loan and the amount of interest we credit to loan collateral is called the “loan interest spread.” The current “loan interest spread” is 3%.
Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or a Fixed Account guaranteed interest rate option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
TERMINATION
We reserve the right to terminate any Contract at any time that the Account Value is less than $500. If we terminate the Contract, we will pay you the Account Value less any fees and charges, loans, and applicable premium tax or other taxes not previously deducted. We will not terminate a Contract if Benefit payments under the Guaranteed Lifetime Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit Rider reduce the Account Value below $500.

OTHER INFORMATION AND NOTICES
Reports and Confirmations
At least once each contract year. we will mail reports of the Contracts Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding
If you and other Owners at a shared address have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com if you wish to receive separate documents.
If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gafri.com for additional information about householding.
Electronic Delivery of Required Documents
If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.
Voting of Portfolio Shares
To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios. The Portfolios are not required to hold annual or other regular meetings of shareholders.
Before the Commencement Date, we will vote Portfolio shares according to instructions of Owners, unless we are permitted to vote shares in our own right. We will solicit voting instructions in accordance with procedures established by the respective Portfolios. Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio.
We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.
We will also vote or abstain from voting shares for which we receive no timely instructions and shares we hold as to which Owners have no beneficial interest (including shares held by us as reserves for benefit payments*). We will vote or abstain from voting such shares in proportion to the voting instructions we receive from Owners of all Contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of Owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account after the Commencement Date. Benefit Units are merely a measure of the amount of the benefit payments we are obligated to pay on each payment date.

ANNUITY BENEFIT
An Owner may designate the Annuity Commencement Date, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract.
For non-tax qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. For tax-qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the Owner’s seventieth (70th) birthday.
The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.
The Owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar payments for the life of the Annuitant with ten years of payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the Successor Owner of the Contract, the death benefit will be paid following the death of the Successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.
The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.
Death Benefit payments shall be made to the Beneficiary as payee. The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. Any payments that remain after the death of the Beneficiary would be paid to a contingent payee designated in a settlement option election made by the Owner, or if none then to a contingent payee designated by the Beneficiary, or if none then to the estate of the last payee.
Non-tax-qualified contracts also allow a Beneficiary that is a non-natural person to elect instead to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. In that case, payments under a life option would be based on the life of the person to whom the Beneficiary is obligated, and any payments that remain after the death of a payee or contingent payee would revert to the Beneficiary.
The death benefit may be paid in a lump sum, or in any form of settlement option then available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. An Owner may elect the form of payment of the death benefit at any time before his or her death. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit pro rata to a combination of variable and fixed dollar payments for a fixed period of four years.
Death Benefit Amount
The Death Benefit Amount will be equal to the greater of:
1) the Account Value on the Death Benefit Valuation Date; or
2) the total purchase payments, reduced proportionally for withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

Example of Determination of Death Benefit Amount
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.

1 N	$80,000 $90,000	Account Value immediately after withdrawal Account Value immediately before withdrawal	= 11.1111%	Percentage Reduction

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111
Purchase Payments reduced for withdrawals	$88,889
Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.
Step Up in Value for Successor Owner
If your spouse becomes the Successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse had not become the Successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option. There is no additional charge associated with this feature.
If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.
For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a Successor Owner election, but never later than one year after the date of death of the Owner.
If your spouse becomes the Successor Owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the Successor Owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the account value and generally may be calculated and paid: (1) as variable dollar payments; (2) as fixed dollar payments; or (3) as a combination of both. There is no additional charge associated with the form of Death Benefit election. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Income for a Fixed Period, Not to Exceed Life Expectancy: The Company will make periodic payments for a fixed period equal to the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables adopted by the Health Care Financing Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.
For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40%male) with interest at 1% per year, compounded annually.
For all other Contracts, the Company uses applicable 1983 annuity mortality tables with interest at 2% per year, compounded annually.

Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.
Additional information about fixed dollar payments, variable dollar payments, the daily investment factor, and the assumed interest rate is included in the Calculation of Benefit Payments and Glossary of Financial Terms sections of this prospectus.

THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.
Right to Cancel
The Owner of a Contract may cancel it before midnight of the tenth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Ownership Provisions
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse must make an election within one year of the Owner’s death.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The Company and GAA are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
The Separate Account was established by the Company on November 7, 2001 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets
Amounts paid by the Company to GAA for 2007, 2006 and 2005 were $855,826, $950,210 and $771,921, respectively, which amount includes compensation related to other contracts issued through Annuity Investors Variable Account C.
GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, we aggregate all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submit one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of our variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.
Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit-Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types	■ IRC §401 (Pension, Profit-Sharing, 401(k))	■ IRC §409A ■ IRC §457 (Nongovernmental §457)	IRC §72 only
■ IRC §403(b) (Tax-Sheltered Annuity)
■ IRC §408 (IRA, SEP, SIMPLE IRA)
■ IRC §408A (Roth IRA)
■ IRC §402A (Roth TSA or Roth 401(k))
■ IRC §457 (Governmental §457)

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans . Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a spouse beneficiary may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.

CALCULATION OF BENEFIT PAYMENTS
Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually. For other tax-qualified Contracts, the Company uses 1983 annuity mortality tables for blended lives (60% female/40% male) with interest at 2% per year, compounded annually. For other non-tax-qualified Contracts, the Company uses 1983 annuity mortality tables for male and female lives with interest at 2% per year, compounded annually. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payment per $1,000 of value for the Company’s standard settlement options is set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Variable Dollar Payments
The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company’s minimum guaranteed settlement option factors.
The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.
The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.
Each variable dollar payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
Commuted Values
After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.
Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Account Value
The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of (1) the value of the Owner’s interest in the Fixed Account options as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
•	transfer from a Subaccount

•	surrender or withdrawal from a Subaccount

•	payment of a death benefit

•	application of the amounts in a Subaccount to a settlement option

•	deduction of the contract maintenance fee

•	deduction of a transfer fee
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate which is already incorporated in the calculation of variable dollar payments.

For applicable Contracts issued after May 1, 2004, the assumed daily investment factor is based on the assumed net investment rate for the Settlement Option Table that is used to fix the base payment. It generally will not be greater than 0.99997236, which is the factor based on a net investment rate of 1% per year, compounded annually, as reflected in the guaranteed Settlement Option Tables. For all other Contracts, the assumed daily investment factor (0.99994521) is based on the assumed net investment rate of 2% per year, compounded annually, that is reflected in the Settlement Option Tables.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and
NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

PERFORMANCE INFORMATION
Performance Information
From time to time, we may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. We do not advertise yields for any Subaccount other than the money market Subaccount.
Total Return Data
We may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge (“CDSC”) reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.
Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an Owner who incurs the charges. Total return data will be higher for a Contract without any optional features than for a Contract with such features.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.
Other Performance Measures
We may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
We may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise

THE REGISTRATION STATEMENT
We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site: http://www.sec.gov. The registration number for the Contracts is 333-88302.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Copies of the Statement of Additional Information dated May 1, 2008 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

Name:

Address:

City:

State:

Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series II Shares (Inception Date 8/1/2002)
18.704635	13,982.184	12/31/07
17.205441	12,552.113	12/31/06
15.047251	3,421.356	12/31/05
14.001500	2,478.483	12/31/04
12.350046	1,463.141	12/31/03
9.295915	4.620	12/31/02
AIM V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
11.476905	4,559.886	12/31/07
10.794324	5,335.560	12/31/06
AIM V.I. Financial Services Fund-Series I Shares (Inception Date 8/1/2002)
11.822627	5,758.342	12/31/07
15.455965	5,717.770	12/31/06
13.495535	1,951.469	12/31/05
12.955934	1,132.734	12/31/04
12.120987	223.534	12/31/03
9.508153	4.602	12/31/02
AIM V.I. Global Health Care Fund-Series I Shares (Inception Date 8/1/2002)
15.044457	2,415.398	12/31/07
13.676798	3,339.535	12/31/06
13.213994	3,122.693	12/31/05
12.422775	1,933.827	12/31/04
11.748450	227.086	12/31/03
9.340507	4.582	12/31/02
AIM V.I. Government Securities Fund-Series II Shares (Inception Date 8/1/2002)
10.915163	4,075.718	12/31/07
10.460630	4,280.789	12/31/06
10.297994	3,193.093	12/31/05
10.325051	1,993.882	12/31/04
10.265292	859.713	12/31/03
10.338868	4.490	12/31/02
AIM V.I. Mid Cap Core Equity Fund-Series II Shares (Inception Date 8/1/2002)
17.090061	4,273.239	12/31/07
15.901972	3,613.553	12/31/06
14.568190	2,278.236	12/31/05
13.808384	1,507.535	12/31/04
12.361973	12.905	12/31/03
9.889956	4.540	12/31/02
AIM V.I. Small Cap Equity Fund-Series I Shares (Inception Date 5/1/2007)
9.716018	13,090.472	12/31/07
12.445631	760.135	12/31/06
10.804291	132.231	12/31/05
10.174541	0.000	12/31/04

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
AIM V.I. Utilities Fund-Series II Shares (Inception Date 8/1/2002)
19.683661	25,089.884	12/31/07
16.634820	14,388.613	12/31/06
13.503290	3,273.578	12/31/05
11.779537	2,006.527	12/31/04
11.632377	544.189	12/31/03
9.941737	4.600	12/31/02
American Century VP Large Company Value Fund-Class II Shares (Inception Date 12/1/2004)
12.297133	8,088.217	12/31/07
12.675321	5,239.918	12/31/06
10.759070	1,132.847	12/31/05
10.359777	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class II Shares (Inception Date 12/1/2004)
12.843559	7,237.048	12/31/07
13.384899	6,904.739	12/31/06
11.319325	5,297.819	12/31/05
10.528682	759.795	12/31/04
American Century VP Ultra® Fund-Class II Shares (Inception Date 12/1/2004)
11.750498	1,634.783	12/31/07
9.887850	1,621.947	12/31/06
10.405895	3,249.274	12/31/05
10.375090	769.523	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
16.296198	24,868.605	12/31/07
11.855601	14,768.327	12/31/06
11.057991	2,801.207	12/31/05
10.397136	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.394396	7,487.665	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
9.918961	6,976.312	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
9.282133	332.877	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
11.990957	2,478.201	12/31/07
10.628168	1,668.274	12/31/06
10.359578	0.000	12/31/05
10.148837	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 8/1/2002)
13.924324	1,187.634	12/31/07
13.172068	1,790.827	12/31/06
12.291378	2,068.266	12/31/05
12.091635	2,371.868	12/31/04
11.604768	1,171.365	12/31/03
9.380402	307.160	12/31/02
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 8/1/2002)
15.833169	39,565.889	12/31/07
15.334857	42,231.547	12/31/06
13.533406	50,851.493	12/31/05
13.175650	25,319.223	12/31/04
12.139244	8,211.043	12/31/03
9.636045	800.395	12/31/02

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
Dreyfus VIF Appreciation Portfolio-Service Shares (Inception Date 8/1/2002)
14.320359	9,580.515	12/31/07
13.628145	14,469.234	12/31/06
11.923611	12,195.776	12/31/05
11.643677	5,568.564	12/31/04
11.296599	3,435.850	12/31/03
9.503473	4.632	12/31/02
Dreyfus VIF Money Market Portfolio (Inception Date 8/1/2002)
1.048449	77,484.981	12/31/07
1.017704	38,734.948	12/31/06
0.989633	38,815.369	12/31/05
0.980155	8,614.595	12/31/04
0.988836	30,434.344	12/31/03
0.998339	45.000	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.076808	27,349.462	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.314202	4,970.673	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.977900	22,185.286	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.175718	4,852.637	12/31/07
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 8/1/2002)
14.686041	35,203.966	12/31/07
13.540793	40,640.732	12/31/06
12.468684	48,567.258	12/31/05
11.775254	41,765.259	12/31/04
11.055380	21,649.322	12/31/03
9.881671	1,718.883	12/31/02
Janus Aspen International Growth Portfolio-Service Shares (Inception Date 12/1/2004)
24.594600	24,943.890	12/31/07
19.535740	12,383.879	12/31/06
13.546016	4,442.723	12/31/05
10.438379	0.000	12/31/04
Janus Aspen Large Cap Growth Portfolio-Service Shares (Inception Date 8/1/2002)
15.875990	9,526.079	12/31/07
14.062790	9,108.983	12/31/06
12.865715	8,706.867	12/31/05
12.576259	4,052.962	12/31/04
12.271033	1,271.373	12/31/03
9.485980	4.620	12/31/02
Janus Aspen Mid Cap Growth Portfolio-Service Shares (Inception Date 8/1/2002)
22.377517	1,647.302	12/31/07
18.691014	1,548.320	12/31/06
16.772144	1,027.770	12/31/05
15.221890	509.632	12/31/04
12.846310	4.600	12/31/03
9.689589	4.600	12/31/02

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
Janus Aspen INTECH Risk-Managed Core Portfolio-Service Shares (Inception Date 12/1/2004)
12.720488	52.412	12/31/07
12.187603	0.000	12/31/06
11.186812	0.000	12/31/05
10.254876	0.000	12/31/04
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 8/1/2002)
17.301285	1,597.897	12/31/07
16.420788	2,631.771	12/31/06
14.772427	2,420.006	12/31/05
13.887835	2,147.237	12/31/04
12.220142	4.500	12/31/03
9.453942	4.500	12/31/02
Neuberger Berman AMT Small-Cap Growth Portfolio-Class S (formerly AMT Fasciano) (Inception Date 8/1/2002)
13.826411	749.534	12/31/07
13.987702	824.514	12/31/06
13.512150	632.528	12/31/05
13.351418	632.528	12/31/04
12.133627	4.510	12/31/03
9.861928	4.510	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares (Inception Date 8/1/2002)
15.232515	25,972.261	12/31/07
14.967701	32,047.486	12/31/06
13.727655	32,692.009	12/31/05
13.462894	16,454.602	12/31/04
12.467123	6,784.438	12/31/03
10.163648	2,407.651	12/31/02
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 8/1/2002)
16.181124	12,976.760	12/31/07
14.451259	13,837.985	12/31/06
13.644828	13,590.400	12/31/05
13.229804	8,338.446	12/31/04
12.616500	359.222	12/31/03
9.813083	4.640	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 8/1/2002)
20.829743	13,246.256	12/31/07
19.966930	14,334.908	12/31/06
17.297226	14,113.886	12/31/05
15.418627	5,085.174	12/31/04
13.186951	225.550	12/31/03
9.382674	4.623	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 12/1/2004)
12.438810	8,563.867	12/31/07
12.144437	9,545.017	12/31/06
10.759664	7,879.071	12/31/05
10.345742	1,247.178	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 8/1/2002)
18.670824	11,779.335	12/31/07
19.253826	11,564.509	12/31/06
17.073108	12,885.297	12/31/05
15.821683	9,658.659	12/31/04
13.497483	910.231	12/31/03
9.511753	4.530	12/31/02

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
PIMCO High Yield Portfolio-Administrative Class (Inception Date 8/1/2002)
15.917666	10,273.159	12/31/07
15.636915	14,501.158	12/31/06
14.571764	20,069.807	12/31/05
14.228635	21,071.313	12/31/04
13.203953	3,981.034	12/31/03
10.919931	4.440	12/31/02
PIMCO Real Return Portfolio-Administrative Class (Inception Date 8/1/2002)
13.252800	44,774.069	12/31/07
12.177458	58,154.013	12/31/06
12.293247	56,915.137	12/31/05
12.241896	47,186.289	12/31/04
11.425913	28,063.985	12/31/03
10.669667	3,087.188	12/31/02
PIMCO Total Return Portfolio-Administrative Class (Inception Date 8/1/2002)
12.277186	35,571.695	12/31/07
11.478473	45,122.257	12/31/06
11.237789	45,620.040	12/31/05
11.152252	33,118.854	12/31/04
10.810115	20,389.711	12/31/03
10.460778	3,626.722	12/31/02
Rydex VT Sector Rotation Fund (Inception Date 8/1/2002)
18.616787	12,405.544	12/31/07
15.422686	8,475.522	12/31/06
14.077848	2,158.365	12/31/05
12.587490	1,519.644	12/31/04
11.559558	899.629	12/31/03
9.045614	4.550	12/31/02
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
10.665467	2,109.606	12/31/07
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
11.784831	5,024.787	12/31/07
11.363946	8,742.025	12/31/06
11.138526	10,694.220	12/31/05
10.866970	5,301.822	12/31/04
10.586379	2,735.916	12/31/03
10.284099	4.499	12/31/02
Van Kampen UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
11.230503	1,208.483	12/31/07
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 8/1/2002)
20.970961	21,998.732
19.773592	13,931.022	12/31/06
16.656660	7,780.954	12/31/05
15.079175	2,855.043	12/31/04
13.379216	1,181.210	12/31/03
9.610544	4.600	12/31/02

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
Van Kampen UIF U.S. Real Estate Portfolio-Class I (Inception Date 8/1/2002)
21.959616	27,962.469	12/31/07
26.926909	25,509.079	12/31/06
19.831863	18,747.212	12/31/05
17.226169	12,918.365	12/31/04
12.840820	1,975.515	12/31/03
9.491939	4.591	12/31/02
Van Kampen UIF Value Portfolio-Class I (Inception Date 8/1/2002)
16.420027	51,959.336	12/31/07
17.225226	36,976.102	12/31/06
14.982716	18,539.211	12/31/05
14.568529	9,759.388	12/31/04
12.570211	995.874	12/31/03
9.529623	4.580	12/31/02
Wilshire 2010 Moderate Fund (Inception Date 5/1/2007)
10.014603	9.792	12/31/07
Wilshire 2015 Moderate Fund (Inception Date 5/1/2007)
9.990580	1,481.423	12/31/07
Wilshire 2025 Moderate Fund (Inception Date 5/1/2007)
9.953669	9.793	12/31/07
Wilshire 2035 Moderate Fund (Inception Date 5/1/2007)
9.904116	11.180	12/31/07
Wilshire 2045 Moderate Fund (Inception Date 5/1/2007)
9.789773	11.179	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2007. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

APPENDIX B: PORTFOLIOS

Portfolio / Advisor	Investment Objective / Strategy
AIM Variable Insurance Funds

AIM V.I. Capital Development Fund – Series II Shares Advisor – Invesco Aim Advisors, Inc. Subadvisor – Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks.. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Equity Fund – Series I Shares Advisor – Invesco Aim Advisors, Inc. Subadvisor – Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Financial Services Fund –Series I Shares Advisor – Invesco Aim Advisors, Inc. Subadvisor – Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is capital growth. The fund seeks to meets its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in financial services-related industries.. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services sector. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Global Health Care Fund – Series I Shares Advisor – Invesco Aim Advisors, Inc. Subadvisor – Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies believed will benefit from developments in the health care industry. The fund will normally invest in securities of companies located in at least three different countries, including the United States and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycle. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., “junk bonds”. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Portfolio / Advisor	Investment Objective / Strategy
AIM V.I. Government Securities Fund – Series II Shares

Advisor – Invesco Aim Advisors, Inc.

Subadvisor – Invesco Institutional (N.A.), Inc. and eight other advisory entities affiliated with Invesco Aim Advisors, Inc.
The fund’s investment objective is a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing normally, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. The principal type of fixed income securities by the fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date, mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Mid Cap Core Equity Fund – Series II Shares Advisor – Invesco Aim Advisors, Inc. Subadvisor – Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest up to 25% of its total assets in foreign securities. The fund may invest up to 20% of its assets in equity securities of companies that have market capitalizations, at the time of purchase, in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Cap Equity Fund–Series I Shares Advisor – Invesco Aim Advisors, Inc. Subadvisor – Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Utilities Fund – Series II Shares Advisor – Invesco Aim Advisors, Inc. Subadvisor – Advisory entities affiliated with Invesco Aim Advisors, Inc.	The fund’s investment objectives are capital growth and current income. The fund seeks to meet its objective by investing, normally 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in utilities-related industries. The fund may invest up to 25% of its assets in securities of non-U.S. issuers doing business in the utilities-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Portfolio / Advisor	Investment Objective / Strategy
American Century Variable Portfolios

American Century VP Large Company Value Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the Fund, its managers look for companies whose stock price may not reflect the companies’ value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies. Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

American Century VP Mid Cap Value Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. Its managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

American Century VP Ultra® Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

American Century VP VistaSM Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

Calamos® Advisors Trust

Calamos Growth and Income Portfolio Advisor – Calamos Advisors LLC	The portfolio seeks high long-term return through growth and current income. The portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities. In seeking to meet its investment objective, the portfolio’s adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities.

Portfolio / Advisor	Investment Objective / Strategy
Davis Variable Account Fund, Inc.

Davis Value Portfolio Advisor — Davis Selected Advisers, L.P. Sub-Adviser — Davis Selected Advisers–NY, Inc.	The fund’s investment objective is long-term growth of capital. The advisor uses the Davis Investment Discipline to invest the majority of the fund’s assets in equity securities issued by large companies with market capitalization of at least $10 billion. The advisor conducts extensive research to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. It aims to invest in such businesses when they are trading at a discount to their intrinsic value.

Dreyfus Portfolios

Dreyfus Investment Portfolios — MidCap Stock Portfolio – Service Shares Investment Advisor — The Dreyfus Corporation Sub-Adviser – Franklin Portfolio Associates	The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400). To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks of midsize companies.

Dreyfus Investment Portfolio Technology Growth Portfolio – Initial Shares Advisor — The Dreyfus Corporation Sub-Adviser – The Boston Company Asset Management LLC	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares Advisor — The Dreyfus Corporation Sub-Adviser — Mellon Capital Management LLC	The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Stock Index Fund, Inc. – Service Shares Advisor — The Dreyfus Corporation Index Sub-Investment Adviser – Mellon Capital Management LLC	The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Dreyfus Variable Investment Fund (“VIF”) Appreciation Portfolio – Service Shares Advisor — The Dreyfus Corporation Sub-Adviser: Fayez Sarofim & Co.	The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Portfolio / Advisor	Investment Objective / Strategy
Dreyfus Variable Investment Fund (“VIF”) Money Market Portfolio Advisor — The Dreyfus Corporation	The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Although a money market portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.

Financial Investors Variable Insurance Trust

Ibbotson Balanced ETF Asset Allocation Portfolio – Class II Adviser — ALPS Advisers, Inc.	The Portfolio seeks to provide investors with capital appreciation and some current income.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

Ibbotson Conservative ETF Asset Allocation Portfolio – Class II Adviser — ALPS Advisers, Inc.	The Portfolio seeks to provide investors with current income and preservation of capital.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

Ibbotson Growth ETF Asset Allocation Portfolio – Class II Adviser — ALPS Advisers, Inc.	The Portfolio seeks to provide investors with capital appreciation.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II Adviser — ALPS Advisers, Inc.	The Portfolio seeks to provide investors with current income and capital appreciation.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

Portfolio / Advisor	Investment Objective / Strategy
Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund – Class 2 Advisor – Templeton Investment Counsel, LLC	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.

Janus Aspen Series

Janus Aspen Balanced Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called “junk” bonds) to 35% or less of its net assets.

Janus Aspen INTECH Risk-Managed Core Portfolio – Service Shares Advisor – Janus Capital Management LLC Subadvisor – Enhanced Investment Technologies, LLC (INTECH)	This diversified portfolio seeks long-term growth of capital by investing primarily in common stocks from the universe of its benchmark index, which is the S&P 500® Index. Stocks are selected for their potential contribution to the long term growth of capital, utilizing INTECH’s mathematical investment process.

Janus Aspen International Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Large Cap Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000® Index at the time of purchase. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Portfolio / Advisor	Investment Objective / Strategy
Janus Aspen Mid Cap Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap® Growth Index. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Guardian Portfolio – Class S Advisor — Neuberger Berman Management Inc. Sub-Advisor — Neuberger Berman, LLC	The Portfolio seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests mainly in common stocks of mid- to large-capitalization companies. The Portfolio seeks to reduce risk by investing across many different industries. The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Portfolio may change its goal without shareholder approval, although it does not currently intend to do so.

Portfolio / Advisor	Investment Objective / Strategy
Neuberger Berman AMT Small-Cap Growth Portfolio – Class S (formerly AMT Fasciano) Advisor — Neuberger Berman Management Inc. Sub-Advisor — Neuberger Berman, LLC	The Portfolio seeks long-term capital growth. The Portfolio manager also may consider a company’s potential for current income prior to selecting it for the Portfolio. To pursue this goal, the Portfolio invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Portfolio first invests in them. The Portfolio may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The Portfolio Manager currently looks for companies with

• strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and

• stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the Portfolio Manager believes are likely to achieve the Portfolio’s objective, the Portfolio Manager also will consider the company’s overall business qualities. These qualities include the company’s profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Portfolio may change its goal without shareholder approval, although it does not currently intend to do so.

Oppenheimer Variable Account Funds

Oppenheimer Balanced Fund/VA – Service Shares	The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Advisor — OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA – Service Shares	The Fund seeks capital appreciation by investing in securities of well-known, established companies.

Advisor – OppenheimerFunds, Inc.

Oppenheimer Global Securities Fund/VA – Service Shares Advisor – OppenheimerFunds, Inc.	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries, and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street Fund®/ VA – Service Shares	The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Advisor – OppenheimerFunds, Inc.

Portfolio / Advisor	Investment Objective / Strategy
Oppenheimer Main Street Small Cap Fund/VA – Service Shares	The Fund seeks capital appreciation.

Advisor – OppenheimerFunds, Inc.

PIMCO Variable Insurance Trust

PIMCO VIT High Yield Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Real Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Total Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.

Rydex Variable Trust Funds

Rydex Variable Trust Sector Rotation Fund Advisor — Rydex Investments	The Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts (“ADRs”), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

Portfolio / Advisor	Investment Objective / Strategy
Van Kampen-The Universal Institutional Funds, Inc.

Van Kampen UIF Core Plus Fixed Income Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as “junk bonds”). The Portfolio may invest over 50% of its assets in mortgage securities and up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

Van Kampen UIF Mid Cap Growth Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Mid Cap Growth Portfolio is to seek long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalization of generally less than $35 billion. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.

Van Kampen UIF U.S. Mid Cap Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the U.S. Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Portfolio may invest up to 20% of its net assets in real estate investment trusts and up to 20% of its total assets in foreign securities. This percentage limitation on foreign securities, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange.

Van Kampen UIF U.S. Real Estate Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

Portfolio / Advisor	Investment Objective / Strategy
Van Kampen UIF Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor Growth to the U.S. Mid Cap Value, Value, Core Plus Fixed Income, Mid Cap and U.S. Real Estate Portfolios.

Wilshire Variable Insurance Trust

Wilshire 2010 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2010 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2010 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2010 Moderate Fund operates under a fund of funds structure. The 2010 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2010, plus or minus two to three years. The 2010 Moderate Fund’s initial target allocation will be approximately 49% fixed income and 51% equity, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2010, the 2010 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2015 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2015 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter the 2015, Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2015 Moderate Fund operates under a fund of funds structure. The 2015 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus two to three years. The 2015 Moderate Fund’s initial target allocation will be approximately 57% equity and 43% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2015, the 2015 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2025 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2025 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2025 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2025 Moderate Fund operates under a fund of funds structure. The 2025 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. The 2025 Moderate Fund’s initial target allocation will be approximately 67% equity and 33% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2025, the 2025 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Portfolio / Advisor	Investment Objective / Strategy
Wilshire 2035 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2035 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2035 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2035 Moderate Fund operates under a fund of funds structure. The 2035 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus two to three years. The 2035 Moderate Fund’s initial target allocation will be approximately 80% equity and 20% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2035, the 2035 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2045 Moderate Fund Advisor—Wilshire Associates Incorporated	The 2045 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2045 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2045 Moderate Fund operates under a fund of funds structure. The 2045 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2045, plus or minus two to three years. The 2045 Moderate Fund’s initial target allocation will be approximately 4% fixed income and 96% equity, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2045, the 2045 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

APPENDIX C: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values;
•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year More than 12 transfer events in one Contract Year	We will mail a letter to the Contract Owner notifying the Contract Owner that:
(1) we have identified the Contract Owner as a person engaging in harmful trading practices; and
(2) if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.
We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

U.S. Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.
Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:
•	the dollar amount involved in the transfer event
•	the total assets of the Portfolio involved in the transfer event;
•	the number of transfer events completed in the current Contract year quarter; or
•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2008
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2008, for either The Commodore Helmsman®, or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
Janus Aspen Series
-Janus Aspen Worldwide Growth Portfolio-Service Shares
Old Mutual Insurance Series Fund (formerly PBHG Insurance Series Fund)
-Old Mutual Large Cap Growth Portfolio
-Old Mutual Mid-Cap Portfolio
-Old Mutual Select Value Portfolio
The Janus Aspen Worldwide Growth Portfolio Closed Subaccount, the Old Mutual Large Cap Growth Portfolio Closed Subaccount, the Old Mutual Mid-Cap Portfolio Closed Subaccount, and the Old Mutual Select Value Portfolio Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2008, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value
EXPENSE TABLES
The “EXPENSE TABLES” section of the Contract Prospectus is supplemented by adding the following:
Portfolio Annual Expenses (Before Expense Reimbursement)
(As a percentage of Portfolio average net assets)

	Minimum	Maximum
Before any fee reduction or expense reimbursement
After contractual fee reductions and/or expense reimbursements
FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Helmsman® and the Commodore Majesty® variable annuities with respect to each Closed Subaccount. This information includes the following information:
•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2007

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

2

The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
Janus Aspen Series
Janus Aspen Worldwide Growth Portfolio – Service Shares	Janus Capital Management LLC
Worldwide Growth
Old Mutual Insurance Series Fund
Old Mutual Large Cap Growth Portfolio	Old Mutual Capital, Inc.
Large Cap Growth
Old Mutual Mid-Cap Portfolio	Old Mutual Capital, Inc.
Mid-Cap Blend
Old Mutual Select Value Portfolio	Old Mutual Capital, Inc.
Value Blend
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Janis Aspen Series Worldwide Growth Portfolio Subaccount, the Old Mutual Large Cap Growth Portfolio Subaccount, the Old Mutual Mid Cap Portfolio Subaccount and the Old Mutual Select Value Portfolio Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.
Substitutions of Portolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

3

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Helmsman® and Commodore the Majesty® variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2007. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of August 1, 2002 (the effective date of the Closed Subaccounts).
The Commodore Helmsman® (Current Contract)

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Worldwide Growth Portfolio-Service Shares
15.290105	11,599.256	12/31/07
14.180534	11,403.652	12/31/06
12.194095	10,485.439	12/31/05
11.714601	8,359.595	12/31/04
11.366047	5,065.608	12/31/03
9.318424	127.119	12/31/02
Old Mutual Large Cap Growth Portfolio
16.424743	7,675.652	12/31/07
13.929183	7,258.780	12/31/06
13.384860	7,264.014	12/31/05
12.982856	6,168.429	12/31/04
12.085570	4,102.200	12/31/03
9.341083	212.760	12/31/02
Old Mutual Mid-Cap Portfolio
17.592387	65,437.504	12/31/07
17.557107	61,150.493	12/31/06
16.013479	57,616.098	12/31/05
15.362687	49,875.872	12/31/04
13.108710	13,215.766	12/31/03
9.896435	1,879.955	12/31/02
Old Mutual Select Value Portfolio
14.734090	10,623.430	12/31/07
14.163035	11,177.562	12/31/06
11.423480	9,162.474	12/31/05
11.085470	16,792.745	12/31/04
10.930693	4,717.262	12/31/03
9.369709	243.862	12/31/02

4

The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

* See The Commodore Helmsman® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Worldwide Growth Portfolio-Service Shares
15.207004	0.000	15.083186	0.000	12/31/07
14.117861	0.000	14.024364	0.000	12/31/06
12.152487	0.000	12.090342	0.000	12/31/05
11.686442	0.000	11.644337	0.000	12/31/04
11.350163	0.000	11.326374	0.000	12/31/03
9.314569	0.000	9.308784	0.000	12/31/02
Old Mutual Large Cap Growth Portfolio
16.335465	0.000	16.202495	0.000	12/31/07
13.867605	0.000	13.775786	0.000	12/31/06
13.339178	0.000	13.270997	0.000	12/31/05
12.951640	0.000	12.905007	0.000	12/31/04
12.068674	0.000	12.043406	0.000	12/31/03
9.337213	0.000	9.331418	0.000	12/31/02
Old Mutual Mid-Cap Portfolio
17.496769	0.000	17.354321	0.000	12/31/07
17.479516	0.000	17.363764	0.000	12/31/06
15.958857	0.000	15.877263	0.000	12/31/05
15.325775	0.000	15.270578	0.000	12/31/04
13.090394	0.000	13.062971	0.000	12/31/03
9.892344	0.000	9.886203	0.000	12/31/02
Old Mutual Select Value Portfolio
14.654047	0.000	14.534736	0.000	12/31/07
14.100477	0.000	14.007090	0.000	12/31/06
11.384523	0.000	11.326294	0.000	12/31/05
11.058851	0.000	11.018992	0.000	12/31/04
10.915427	0.000	10.892547	0.000	12/31/03
9.365833	0.000	9.360017	0.000	12/31/02

5

The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

* See The Commodore Helmsman* Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Worldwide Growth Portfolio-Service Shares
15.042227	482.140	14.960272	0.000	12/31/07
13.993415	731.037	13.931425	0.000	12/31/06
12.069759	624.332	12.028503	0.000	12/31/05
11.630396	1,333.949	11.602418	0.000	12/31/04
11.318524	300.808	11.302696	0.000	12/31/03
9.306871	22.567	9.303025	0.000	12/31/02
Old Mutual Large Cap Growth Portfolio
16.158508	1,889.341	16.070477	59.461	12/31/07
13.745397	1,848.171	13.684514	59.461	12/31/06
13.248428	1,716.469	13.203151	59.461	12/31/05
12.889577	3,170.906	12.858569	59.461	12/31/04
12.035047	2,316.839	12.018235	59.461	12/31/03
9.329501	0.000	9.325638	0.000	12/31/02
Old Mutual Mid-Cap Portfolio
17.307213	927.829	17.212947	129.457	12/31/07
17.325469	912.363	17.248755	100.507	12/31/06
15.850262	840.419	15.796109	67.553	12/31/05
15.252308	1,117.201	15.215643	95.984	12/31/04
13.053903	947.469	13.035682	137.186	12/31/03
9.884168	1.504	9.880086	7.049	12/31/02
Old Mutual Select Value Portfolio
14.495294	1,934.155	14.416316	0.000	14.495294
13.976206	1,718.287	13.914293	0.000	12/31/06
11.307036	1,479.002	11.268376	0.000	12/31/05
11.005821	2,653.564	10.979333	0.000	12/31/04
10.884989	2,304.599	10.869777	0.000	12/31/03
9.358097	0.000	9.354224	0.000	12/31/02

6

The Commodore Majesty® (Current Contract)

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
Janus Aspen Worldwide Growth Portfolio-Service Shares
15.083186	1,654.943	12/31/07
14.024364	1,640.969	12/31/06
12.090342	1,987.708	12/31/05
11.644337	7,101.524	12/31/04
11.326374	1,629.026	12/31/03
9.308784	1,604.064	12/31/02
Old Mutual Large Cap Growth Portfolio
16.202495	1,355.316	12/31/07
13.775786	1,355.534	12/31/06
13.270997	1,433.707	12/31/05
12.905007	1,433.969	12/31/04
12.043406	1,350.822	12/31/03
9.331418	4.611	12/31/02
Old Mutual Mid-Cap Portfolio
17.354321	10,192.835	12/31/07
17.363764	15,110.438	12/31/06
15.877263	17,026.109	12/31/05
15.270578	15,232.224	12/31/04
13.062971	3,036.375	12/31/03
9.886203	1,306.865	12/31/02
Old Mutual Select Value Portfolio
14.534736	3,931.050	12/31/07
14.007090	6,115.630	12/31/06
11.326294	6,341.041	12/31/05
11.018992	6,341.041	12/31/04
10.892547	4,649.903	12/31/03
9.360017	1,590.677	12/31/02

7

APPENDIX B: PORTFOLIOS

.Portfolio / Advisor	Investment Objective / Strategy
Janus Aspen Series

Janus Aspen Worldwide Growth Portfolio-Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Old Mutual Insurance Series Fund

Old Mutual Large Cap Growth Portfolio Adviser — Old Mutual Capital, Inc. Sub-Advisers: Ashfield Capital Partners, LLC and Turner Investment Partners, Inc.	The Portfolio seeks to provide investors with long-term capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. For purposes of this Portfolio, large cap companies are those companies with market capitalizations within the market capitalization range of those companies in the Russell 1000® Growth Index. As of February 29, 2008, the Russell 1000® Growth Index included companies with market capitalizations between $300 million and $490 billion. The market capitalization of the companies in the Portfolio’s holdings and the Russell 1000® Growth Index changes over time and the Portfolio will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Portfolio may invest include common and preferred stocks.

Old Mutual Mid-Cap Portfolio Adviser — Old Mutual Capital, Inc. Sub-Adviser: Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. For purposes of this Portfolio, mid-cap companies are those companies with market capitalizations similar to the companies in the S&P MidCap 400 Index. As of December 31, 20072006, the S&P MidCap 400 Index included companies with market capitalizations between $1.5 billion and $5.5 billion. The market capitalization of the companies in the Portfolio’s holdings and the S&P MidCap 400 Index changes over time and the Portfolio will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Portfolio may invest include common and preferred stocks.

Old Mutual Select Value Portfolio Adviser — Old Mutual Capital, Inc. Sub-Adviser: Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of large cap companies with value characteristics. Equity securities in which the Portfolio may invest include common and preferred stocks.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2008
Annuity Investors Life Insurance Company® (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2008, for either The Commodore Helmsman® or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTION: THREE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2008, FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF THREE PERCENT, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF LESS THAN THREE PERCENT, YOU WILL BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2008, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.
These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE MAJESTY® AND THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008
This Statement of Additional Information supplements the current prospectuses for either The Commodore Majesty® or The Commodore Helmsman® Variable Annuity Contracts (collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of either of the prospectuses dated May 1, 2008, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2007 and for each of the two years in the period then ended, and of the Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

3

DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any of these Contracts.
The approximate commissions received and retained by Great American Advisors®, Inc. (“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

Contract and	Year End		Year End		Year Ended
Registration No.	12/31/2007		12/31/2006		12/31/2005
	Received	Retained	Received	Retained	Received	Retained
The Commodore	$771,806	$20,274	$900,107	$12,021	$649,190	$45,270
Helmsman® 333-88300

The Commodore	$84,020	$29,623	$50,103	$16,198	$122,730	$14,006
Majesty® 333-88302
CALCULATION OF PERFORMANCE INFORMATION
Money Market Subaccount Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365

Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period - AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

4

The Securities and Exchange Commission also permits us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1
The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2007, are as follows:

Contract and	Total Separate
Registration No.	Account Charges	Yield	Effective Yield
The Commodore	1.40%	2.86%	2.90%
Helmsman® 333-88300

The Commodore	1.65%	2.60%	2.64%
Majesty® 333-88302
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
In addition, the yield figures do not reflect the effect of any taxes, Contingent Deferred Sales Charges or contract maintenance fees that may be applicable on surrender under any Contract.
Average Annual Total Return Calculation
We may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n = ERV
Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

n	=	number of years

ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

5

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The SEC considers hypothetical performance to be non-standardized. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.
Cumulative Total Return Calculation
We may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000
Although cumulative total return can be presented in either standardized or non-standardized form, we currently advertise only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.
Because the Separate Account will not commence operations until the effective date of this Registration Statement, no standardized performance data is available at the time of this filing. No non-standardized performance data will be presented until the requisite standardized performance data is available.

6

Standardized Average Annual Total Return Data	The Commodore Majesty®
	S.E.C. File No.
(Data reflects deduction of all recurring charges including contingent	333-88302
deferred sales charges and contract (or certificate) maintenance fees.	Contracts with		Contracts with all
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
All Periods ending 12/31/2007	1 Year	From	1 Year	From
		Inception		Inception
		Date[3]		Date[3]
AIM V.I. Capital Development Fund-Series II	5.34%	10.75%	4.24%	9.58%
AIM V.I. Core Equity Fund-Series I Shares	5.78%	7.61%	4.68%	6.45%
AIM V.I. Financial Services Fund-Series I Shares	5.53%	7.83%	4.42%	6.67%
AIM V.I. Government Securities Fund-Series II Shares	-7.42%	-2.47%	-8.40%	-3.57%
AIM V.I. Global Health Care Fund-Series I Shares	-5.50%	4.55%	-6.49%	3.41%
AIM V.I. Mid Cap Core Equity Fund-Series II	0.16%	8.59%	-0.90%	7.44%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	6.19%	9.82%	5.08%	8.66%
AIM V.I. Small Cap Growth Fund-Series I Shares	3.25%	10.11%	2.17%	8.94%
AIM V.I. Utilities Fund-Series II Shares	14.19%	18.92%	13.00%	17.68%
American Century VP Large Company Value Fund-Class II Shares[4]	8.81%	8.50%	7.68%	7.35%
American Century VP Mid Cap Value Fund-Class II Shares[4]	9.25%	12.63%	8.11%	11.44%
American Century VP Ultra® Fund-Class II Shares[4]	-13.98%	1.16%	-14.89%	0.04%
American Century VP VistaSM Fund -Class I Shares[4]	-1.78%	9.60%	-2.82%	8.43%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	-6.41%	6.07%	-7.40%	4.92%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	-1.83%	3.56%	-2.87%	2.42%
Dreyfus Stock Index Fund, Inc.-Service Shares	4.31%	7.61%	3.22%	6.46%
Dreyfus VIF -Appreciation Portfolio-Service Shares	5.30%	4.45%	4.20%	3.31%
Dreyfus VIF -Money Market	-6.92%	-3.29%	-7.46%	-4.14%
Janus Aspen Balanced Portfolio-Service Shares	-0.40%	4.28%	-1.45%	3.15%
Janus Aspen International Growth Portfolio-Services Shares[4]	35.22%	23.58%	33.83%	22.31%
Janus Aspen Large Cap Growth Portfolio-Service Shares	0.31%	5.28%	-0.75%	4.15%
Janus Aspen Mid Cap Growth Portfolio-Services Shares	2.44%	13.04%	1.37%	11.85%
Janus Aspen INTECH Risk-Managed Core Portfolio-Service Shares[4]	-0.05%	11.90%	-1.10%	10.73%
Janus Aspen Worldwide Growth Portfolio-Service Shares	7.00%	5.22%	5.88%	4.07%
Neuberger Berman AMT Fasciano Portfolio-Class S	-5.48%	5.14%	-6.48%	4.01%
Neuberger Berman AMT Guardian Portfolio-Class S	2.16%	9.48%	1.09%	8.31%
Oppenheimer Balanced Fund/VA-Service Shares	0.03%	6.96%	-1.02%	5.81%
Oppenheimer Capital Appreciation Fund/VA-Service Shares	-3.09%	6.01%	-4.11%	4.87%
Oppenheimer Global Securities Fund/VA-Service Shares	6.43%	14.89%	5.32%	13.69%
Oppenheimer Main Street Fund®/VA-Service Shares	3.87%	6.50%	2.78%	5.36%
Oppenheimer Main Street Small Cap VA-Service Shares	3.77%	13.87%	2.69%	12.67%
Old Mutual Large Cap Growth Portfolio	-5.20%	4.74%	-6.20%	3.60%
Old Mutual Mid-Cap Portfolio	0.36%	11.01%	-0.69%	9.82%
Old Mutual Select Value Portfolio	14.67%	5.19%	13.48%	4.04%
PIMCO VIT High Yield Portfolio-Administrative Class	-1.69%	8.14%	-2.72%	6.98%
PIMCO VIT Real Return Portfolio-Administrative Class	-9.94%	1.48%	-10.90%	0.36%
PIMCO VIT Total Return Portfolio-Administrative Class	-6.86%	-0.06%	-7.84%	-1.18%
Rydex VT Sector Rotation Fund	0.55%	7.76%	-0.50%	6.61%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-6.98%	-0.32%	-7.96%	-1.44%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	9.71%	14.61%	8.57%	13.41%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	26.77%	23.52%	25.47%	22.25%
Van Kampen UIF Value Portfolio-Class I	5.97%	10.78%	4.86%	9.61%

1/	Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account Commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/07.

7

Standardized Average Annual Total Return Data	The Commodore Helmsman®
	S.E.C. File No.
(Data reflects deduction of all recurring charges including contingent	333-88300
deferred sales charges and contract (or certificate) maintenance fees - data	Contracts		Contracts
is the same for all Standard Contracts)	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
All Periods ending 12/31/2007		From		From
	1 Year	Inception	1 Year	Inception
		Date[3]		Date[3]
AIM V.I. Capital Development Fund-Series II	4.63%	10.26%	3.65%	9.18%
AIM V.I. Core Equity Fund-Series I Shares	5.07%	7.02%	4.08%	5.96%
AIM V.I. Financial Services Fund-Series I Shares	4.82%	7.25%	3.83%	6.19%
AIM V.I. Government Securities Fund-Series II Shares	-8.16%	-3.43%	-9.04%	-4.45%
AIM V.I. Global Health Care Fund-Series I Shares	-6.23%	3.87%	-7.13%	2.82%
AIM V.I. Mid Cap Core Equity Fund-Series II	-0.57%	8.04%	-1.51%	6.97%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	5.48%	8.67%	4.49%	7.60%
AIM V.I. Small Cap Growth Fund-Series I Shares	2.53%	9.60%	1.57%	8.53%
AIM V.I. Utilities Fund-Series II Shares	13.50%	18.40%	12.44%	17.29%
American Century VP Large Company Value Fund-Class II Shares[4]	8.11%	7.55%	7.09%	6.50%
American Century VP Mid Cap Value Fund-Class II Shares[4]	8.55%	11.74%	7.53%	10.66%
American Century VP Ultra® Fund-Class II Shares[4]	-14.74%	0.35%	-15.56%	-0.69%
American Century VP VistaSM Fund -Class I Shares[4]	-2.51%	9.08%	-3.44%	8.01%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	-7.15%	5.44%	-8.03%	4.39%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	-2.56%	2.84%	-3.49%	1.79%
Dreyfus Stock Index Fund, Inc.-Service Shares	3.60%	7.03%	2.62%	5.97%
Dreyfus VIF -Appreciation Portfolio-Service Shares	4.59%	3.77%	3.60%	2.72%
Dreyfus VIF -Money Market	-7.79%	-4.38%	-8.24%	-5.12%
Janus Aspen Balanced Portfolio-Service Shares	-1.13%	3.59%	-2.06%	2.54%
Janus Aspen International Growth Portfolio-Services Shares[4]	34.58%	23.36%	33.34%	22.22%
Janus Aspen Large Cap Growth Portfolio-Service Shares	-0.42%	4.64%	-1.36%	3.58%
Janus Aspen Mid Cap Growth Portfolio-Services Shares	1.72%	12.60%	0.76%	11.52%
Janus Aspen INTECH Risk-Managed Core Portfolio-Service Shares[4]	-0.78%	11.13%	-1.72%	10.05%
Janus Aspen Worldwide Growth Portfolio-Service Shares	6.29%	4.56%	5.29%	3.51%
Neuberger Berman AMT Fasciano Portfolio-Class S	-6.22%	4.49%	-7.11%	3.43%
Neuberger Berman AMT Guardian Portfolio-Class S	1.44%	8.94%	0.48%	7.88%
Oppenheimer Balanced Fund/VA-Service Shares	-0.69%	6.36%	-1.63%	5.30%
Oppenheimer Capital Appreciation Fund/VA-Service Shares	-3.82%	5.39%	-4.73%	4.33%
Oppenheimer Global Securities Fund/VA-Service Shares	5.72%	14.49%	4.73%	13.40%
Oppenheimer Main Street Fund®/VA-Service Shares	3.16%	5.89%	2.18%	4.84%
Oppenheimer Main Street Small Cap VA-Service Shares	3.06%	13.45%	2.09%	12.36%
Old Mutual Large Cap Growth Portfolio	-5.93%	4.06%	-6.83%	3.01%
Old Mutual Mid-Cap Portfolio	-0.36%	10.51%	-1.30%	9.43%
Old Mutual Select Value Portfolio	13.98%	4.52%	12.92%	3.47%
PIMCO VIT High Yield Portfolio-Administrative Class	-2.42%	7.57%	-3.34%	6.52%
PIMCO VIT Real Return Portfolio-Administrative Class	-10.69%	0.70%	-11.54%	-0.35%
PIMCO VIT Total Return Portfolio-Administrative Class	-7.60%	-0.92%	-8.48%	-1.95%
Rydex VT Sector Rotation Fund	-0.17%	7.18%	-1.11%	6.13%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-7.72%	-1.18%	-8.60%	-2.22%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	9.01%	14.21%	7.99%	13.12%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	26.12%	23.30%	24.95%	22.14%
Van Kampen UIF Value Portfolio-Class I	5.26%	10.29%	4.27%	9.21%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/07.

8

Non Standardized Average Annual Total Return Data	The Commodore Majesty®
	S.E.C. File No.
(Data reflects deduction of mortality and expense risk charges, but not	333-88302
contingent deferred sales charges or contract (or certificate)	Contracts		Contracts
maintenance fees - data is the same for all Standard Contracts)	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
All Periods ending 12/31/2007		From		From
	1 Year	Inception	1 Year	Inception
		Date[3]		Date[3]
AIM V.I. Capital Development Fund-Series II	14.34%	13.06%	13.24%	11.97%
AIM V.I. Core Equity Fund-Series I Shares	14.78%	10.15%	13.68%	9.08%
AIM V.I. Financial Services Fund-Series I Shares	14.53%	10.35%	13.42%	9.28%
AIM V.I. Government Securities Fund-Series II Shares	1.58%	1.01%	0.60%	0.04%
AIM V.I. Global Health Care Fund-Series I Shares	3.50%	7.34%	2.51%	6.30%
AIM V.I. Mid Cap Core Equity Fund-Series II	9.16%	11.06%	8.10%	9.99%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	15.19%	12.62%	14.08%	11.53%
AIM V.I. Small Cap Growth Fund-Series I Shares	12.25%	12.47%	11.17%	11.38%
AIM V.I. Utilities Fund-Series II Shares	23.19%	22.47%	22.00%	21.29%
American Century VP Large Company Value Fund-Class II Shares[4]	17.81%	13.79%	16.68%	12.70%
American Century VP Mid Cap Value Fund-Class II Shares[4]	18.25%	17.70%	17.11%	16.57%
American Century VP Ultra® Fund-Class II Shares[4]	-4.98%	4.26%	-5.89%	3.25%
American Century VP VistaSM Fund -Class I Shares[4]	7.22%	11.99%	6.18%	10.91%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	2.59%	8.73%	1.60%	7.68%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	7.17%	6.43%	6.13%	5.40%
Dreyfus Stock Index Fund, Inc.-Service Shares	13.31%	10.15%	12.22%	9.09%
Dreyfus VIF -Appreciation Portfolio-Service Shares	14.30%	7.25%	13.20%	6.21%
Dreyfus VIF -Money Market	2.08%	0.28%	1.54%	-0.46%
Janus Aspen Balanced Portfolio-Service Shares	8.60%	7.09%	7.55%	6.06%
Janus Aspen International Growth Portfolio-Services Shares[4]	44.22%	25.19%	42.83%	23.98%
Janus Aspen Large Cap Growth Portfolio-Service Shares	9.31%	8.01%	8.25%	6.97%
Janus Aspen Mid Cap Growth Portfolio-Services Shares	11.44%	15.20%	10.37%	14.09%
Janus Aspen INTECH Risk-Managed Core Portfolio-Service Shares[4]	8.95%	13.98%	7.90%	12.88%
Janus Aspen Worldwide Growth Portfolio-Service Shares	16.00%	7.95%	14.88%	6.90%
Neuberger Berman AMT Fasciano Portfolio-Class S	3.52%	7.88%	2.52%	6.84%
Neuberger Berman AMT Guardian Portfolio-Class S	11.16%	11.88%	10.09%	10.80%
Oppenheimer Balanced Fund/VA-Service Shares	9.03%	9.55%	7.98%	8.49%
Oppenheimer Capital Appreciation Fund/VA-Service Shares	5.91%	8.68%	4.89%	7.63%
Oppenheimer Global Securities Fund/VA-Service Shares	15.43%	16.94%	14.32%	15.81%
Oppenheimer Main Street Fund®/VA-Service Shares	12.87%	9.13%	11.78%	8.08%
Oppenheimer Main Street Small Cap VA-Service Shares	12.77%	15.98%	11.69%	14.86%
Old Mutual Large Cap Growth Portfolio	3.80%	7.51%	2.80%	6.47%
Old Mutual Mid-Cap Portfolio	9.36%	13.30%	8.31%	12.20%
Old Mutual Select Value Portfolio	23.67%	7.92%	22.48%	6.87%
PIMCO VIT High Yield Portfolio-Administrative Class	7.31%	10.64%	6.28%	9.57%
PIMCO VIT Real Return Portfolio-Administrative Class	-0.94%	4.55%	-1.90%	3.54%
PIMCO VIT Total Return Portfolio-Administrative Class	2.14%	3.16%	1.16%	2.16%
Rydex VT Sector Rotation Fund	9.55%	10.29%	8.50%	9.23%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.02%	2.93%	1.04%	1.93%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	18.71%	16.68%	17.57%	15.55%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	35.77%	25.13%	34.47%	23.92%
Van Kampen UIF Value Portfolio-Class I	14.97%	13.09%	13.86%	12.00%

1/	Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/07.

9

Non Standardized	The Commodore Helmsman®
Average Annual Total Return Data	S.E.C. File No.
	333-88300
(Data reflects deduction of all mortality and expense risk charges, but	Contracts		Contracts
not contingent deferred sales charges and contract (or certificate)	No Endorsements		Endorsements
maintenance fees - data is the same for all Standard Contracts)	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
All Periods ending 12/31/2007		From		From
	1 Year	Inception	1 Year	Inception
		Date[3]		Date[3]
AIM V.I. Capital Development Fund-Series II	14.63%	13.35%	13.65%	12.37%
AIM V.I. Core Equity Fund-Series I Shares	15.07%	10.42%	14.08%	9.47%
AIM V.I. Financial Services Fund-Series I Shares	14.82%	10.63%	13.83%	9.68%
AIM V.I. Government Securities Fund-Series II Shares	1.84%	1.27%	0.96%	0.40%
AIM V.I. Global Health Care Fund-Series I Shares	3.77%	7.61%	2.87%	6.68%
AIM V.I. Mid Cap Core Equity Fund-Series II	9.43%	11.34%	8.49%	10.38%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	15.48%	12.91%	14.49%	11.93%
AIM V.I. Small Cap Growth Fund-Series I Shares	12.53%	12.75%	11.57%	11.78%
AIM V.I. Utilities Fund-Series II Shares	23.50%	22.78%	22.44%	21.73%
American Century VP Large Company Value Fund-Class II Shares[4]	18.11%	14.08%	17.09%	13.10%
American Century VP Mid Cap Value Fund-Class II Shares[4]	18.55%	18.00%	17.53%	16.99%
American Century VP Ultra® Fund-Class II Shares[4]	-4.74%	4.52%	-5.56%	3.62%
American Century VP VistaSM Fund -Class I Shares[4]	7.49%	12.28%	6.56%	11.31%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	2.85%	9.01%	1.97%	8.07%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	7.44%	6.70%	6.51%	5.78%
Dreyfus Stock Index Fund, Inc.-Service Shares	13.60%	10.43%	12.62%	9.48%
Dreyfus VIF -Appreciation Portfolio-Service Shares	14.59%	7.52%	13.60%	6.59%
Dreyfus VIF -Money Market	2.21%	0.46%	1.76%	-0.16%
Janus Aspen Balanced Portfolio-Service Shares	8.87%	7.36%	7.94%	6.44%
Janus Aspen International Growth Portfolio-Services Shares[4]	44.58%	25.51%	43.34%	24.43%
Janus Aspen Large Cap Growth Portfolio-Service Shares	9.58%	8.29%	8.64%	7.35%
Janus Aspen Mid Cap Growth Portfolio-Services Shares	11.72%	15.49%	10.76%	14.50%
Janus Aspen INTECH Risk-Managed Core Portfolio-Service Shares[4]	9.22%	14.27%	8.28%	13.28%
Janus Aspen Worldwide Growth Portfolio-Service Shares	16.29%	8.22%	15.29%	7.29%
Neuberger Berman AMT Fasciano Portfolio-Class S	3.78%	8.16%	2.89%	7.22%
Neuberger Berman AMT Guardian Portfolio-Class S	11.44%	12.16%	10.48%	11.20%
Oppenheimer Balanced Fund/VA-Service Shares	9.31%	9.83%	8.37%	8.88%
Oppenheimer Capital Appreciation Fund/VA-Service Shares	6.18%	8.96%	5.27%	8.02%
Oppenheimer Global Securities Fund/VA-Service Shares	15.72%	17.23%	14.73%	16.22%
Oppenheimer Main Street Fund®/VA-Service Shares	13.16%	9.41%	12.18%	8.47%
Oppenheimer Main Street Small Cap VA-Service Shares	13.06%	16.27%	12.09%	15.27%
Old Mutual Large Cap Growth Portfolio	4.07%	7.78%	3.17%	6.85%
Old Mutual Mid-Cap Portfolio	9.64%	13.58%	8.70%	12.60%
Old Mutual Select Value Portfolio	23.98%	8.19%	22.92%	7.26%
PIMCO VIT High Yield Portfolio-Administrative Class	7.58%	10.92%	6.66%	9.97%
PIMCO VIT Real Return Portfolio-Administrative Class	-0.69%	4.82%	-1.54%	3.91%
PIMCO VIT Total Return Portfolio-Administrative Class	2.40%	3.42%	1.52%	2.53%
Rydex VT Sector Rotation Fund	9.83%	10.57%	8.89%	9.62%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.28%	3.19%	1.40%	2.30%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	19.01%	16.97%	17.99%	15.97%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	36.12%	25.45%	34.95%	24.36%
Van Kampen UIF Value Portfolio-Class I	15.26%	13.38%	14.27%	12.40%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/07.

10

Other Performance Measures
Any of the Contracts may be compared in advertising materials to certificates of deposit (“CDs”) or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, we do not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.
Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts’ particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity, or under a retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by us or GAA.
We or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.
Ibbotson Associates of Chicago, Illinois (“Ibbotson”), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets based on the returns of different indices.
Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount’s, or its underlying Portfolio’s, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

11

BENEFIT UNITS — TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:
      The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).
      The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
       = UNIT1 - BU1 (trans).
      The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
       BU2 (trans) = BU1 (trans) * BUV1/BUV2.
      The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
      = UNIT2 + BU2 (trans).
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
        BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.
        BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.
        BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
        BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
        UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.
        UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

12

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
     [The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
     The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
     Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

13

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2007 and for the years ended December 31, 2007 and 2006, and the Company’s audited financial statements at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

14

ANNUITY INVESTORS
VARIABLE ACCOUNT C
Financial Statements
Year Ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C
Financial Statements
Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account C
and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account C (“the Account”), comprised of the sub-accounts listed in Note 1, as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2007, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 9, 2008

1

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	14,221.396	$368,243	$413,984
Financial Services Fund	20,165.844	307,339	247,233
Global Health Care Fund	55,147.611	1,129,306	1,326,851
Small Cap Equity Fund	26,689.951	428,692	414,494
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	76,690.276	1,381,206	1,421,071
Government Securities Fund	41,184.294	496,607	493,800
Mid Cap Core Equity Fund	31,552.211	426,887	455,930
Utilities Fund	94,716.997	2,022,613	2,254,265
American Century Variable Portfolios — Class I:
Vista Fund	47,422.670	803,573	1,043,298
American Century Variable Portfolios — Class II:
Large Company Value Fund	71,778.894	904,337	920,924
Mid Cap Value Fund	22,446.582	285,720	290,683
Ultra Fund	5,996.104	60,404	72,313
Calamos Advisors Trust:
Growth and Income Portfolio	14,038.172	209,995	201,027
Davis Variable Account Fund, Inc.:
Value Portfolio	7,004.673	105,855	101,428
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	19,002.064	498,586	574,813
Stock Index Fund, Inc.	313,426.985	10,102,401	11,725,304
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	25,069.663	243,333	271,504
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	829.452	12,911	12,815
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	317,117.842	317,118	317,117
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	16,565.752	619,789	738,666
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	31,111.009	315,801	317,020
Ibbotson Conservative ETF Asset Allocation Portfolio	6,575.554	67,763	68,582
Ibbotson Growth ETF Asset Allocation Portfolio	33,565.236	336,153	338,673
Ibbotson Income/Growth ETF Asset Allocation Portfolio	11,556.261	118,830	118,913
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund	21,984.586	439,303	445,188
Janus Aspen Series — Service Shares:
Balanced Portfolio	83,108.922	2,162,032	2,583,026
International Growth Portfolio	40,139.805	2,093,952	2,589,419
Large Cap Growth Portfolio	27,730.899	583,582	722,945
Mid Cap Growth Portfolio	13,493.710	410,912	525,581
INTECH Risk-Managed Core Portfolio	8,151.046	108,310	108,327
Worldwide Growth Portfolio	5,982.547	165,982	209,568
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	17,135.094	237,981	248,459
Guardian Portfolio	40,780.340	783,603	857,203
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	69,712.145	1,151,554	1,134,914
Capital Appreciation Fund	16,235.451	639,971	759,495
Global Securities Fund	38,220.629	1,261,456	1,386,261
Main Street Fund	31,694.047	743,168	804,394
Main Street Small Cap Fund	88,979.039	1,516,264	1,604,292
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	7,661.734	132,529	179,516
Mid Cap Value Portfolio	224,022.991	1,857,584	1,346,378
Select Value Portfolio	13,142.978	191,790	241,700
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	135,772.849	1,117,261	1,092,972
Real Return Portfolio	284,229.848	3,570,421	3,572,769
Total Return Portfolio	303,832.141	3,155,774	3,187,200
Rydex Variable Trust:
Sector Rotation Fund	79,083.950	1,119,176	1,212,356
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	42,635.847	488,710	493,722
Mid-Cap Growth Portfolio	9,279.623	124,459	135,297
U.S. Mid Cap Value Portfolio	158,755.185	3,065,456	3,033,812
U.S. Real Estate Portfolio	313,077.929	8,301,287	6,903,368
Value Portfolio	325,876.693	4,755,132	4,291,797
Wilshire Variable Insurance Trust:
2010 Moderate Fund	855.312	9,613	9,347
2015 Moderate Fund	6,552.266	71,301	71,877
2025 Moderate Fund	3,870.364	43,685	42,650
2035 Moderate Fund	4,347.747	49,077	48,129
2045 Moderate Fund	1,222.659	13,912	13,472

Total cost		$61,928,699

Total assets			$63,996,142

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund - 1.40% series contract	30,396.259	$11.525903	$350,344
Core Equity Fund - 1.65% series contract	4,559.886	11.476905	52,333
Core Equity Fund - 1.70% series contract	295.955	11.467127	3,394
Core Equity Fund - 1.80% series contract	691.279	11.447537	7,913
Financial Services Fund - 1.40% series contract	14,821.842	11.984818	177,637
Financial Services Fund - 1.65% series contract	5,758.342	11.822627	68,079
Financial Services Fund - 1.70% series contract	128.671	11.790535	1,517
Global Health Care Fund - 1.40% series contract	82,482.904	15.250844	1,257,934
Global Health Care Fund - 1.65% series contract	2,415.398	15.044457	36,338
Global Health Care Fund - 1.70% series contract	2,111.018	15.003631	31,673
Global Health Care Fund - 1.80% series contract	60.719	14.921861	906
Small Cap Equity Fund - 1.40% series contract	27,515.769	9.732791	267,805
Small Cap Equity Fund - 1.65% series contract	13,090.472	9.716018	127,187
Small Cap Equity Fund - 1.70% series contract	1,661.677	9.712668	16,139
Small Cap Equity Fund - 1.80% series contract	346.507	9.705946	3,363
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund - 1.40% series contract	59,838.559	18.961204	1,134,611
Capital Development Fund - 1.65% series contract	13,982.184	18.704635	261,532
Capital Development Fund - 1.70% series contract	873.933	18.653852	16,302
Capital Development Fund - 1.80% series contract	464.975	18.552248	8,626
Government Securities Fund - 1.40% series contract	38,847.797	11.064895	429,847
Government Securities Fund - 1.65% series contract	4,075.718	10.915163	44,487
Government Securities Fund - 1.70% series contract	1,788.208	10.885526	19,466
Mid Cap Core Equity Fund - 1.40% series contract	21,909.614	17.324473	379,573
Mid Cap Core Equity Fund - 1.50% series contract	21.382	17.230324	368
Mid Cap Core Equity Fund - 1.65% series contract	4,273.239	17.090061	73,030
Mid Cap Core Equity Fund - 1.70% series contract	173.610	17.043674	2,959
Utilities Fund - 1.40% series contract	87,867.876	19.867972	1,745,757
Utilities Fund - 1.65% series contract	25,089.884	19.683661	493,861
Utilities Fund - 1.70% series contract	533.563	19.647028	10,483
Utilities Fund - 1.80% series contract	212.750	19.573671	4,164
American Century Variable Portfolios — Class I:
Vista Fund - 1.40% series contract	36,829.210	16.424171	604,889
Vista Fund - 1.65% series contract	24,868.605	16.296198	405,264
Vista Fund - 1.70% series contract	1,349.852	16.270718	21,963
Vista Fund - 1.80% series contract	689.438	16.219699	11,182
American Century Variable Portfolios — Class II:
Large Company Value Fund - 1.40% series contract	66,250.868	12.393735	821,096
Large Company Value Fund - 1.50% series contract	29.661	12.354999	366
Large Company Value Fund - 1.65% series contract	8,088.217	12.297133	99,462
Mid Cap Value Fund - 1.40% series contract	15,275.580	12.944432	197,734
Mid Cap Value Fund - 1.65% series contract	7,237.048	12.843559	92,949
Ultra Fund - 1.40% series contract	4,484.021	11.842813	53,103
Ultra Fund - 1.65% series contract	1,634.783	11.750498	19,210
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	11,798.204	10.412111	122,844
Growth and Income Portfolio - 1.65% series contract	7,487.665	10.394396	77,830
Growth and Income Portfolio - 1.70% series contract	33.942	10.390856	353
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.40% series contract	3,077.896	9.935864	30,582
Value Portfolio - 1.65% series contract	6,976.312	9.918961	69,198
Value Portfolio - 1.70% series contract	166.205	9.915583	1,648
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. - 1.40% series contract	34,546.475	14.115350	487,636
Socially Responsible Growth Fund, Inc. - 1.65% series contract	1,187.634	13.924324	16,537
Socially Responsible Growth Fund, Inc. - 1.70% series contract	5,086.929	13.886525	70,640
Stock Index Fund, Inc. - 1.40% series contract	683,487.148	16.050344	10,970,204
Stock Index Fund, Inc. - 1.65% series contract	44,207.304	15.833169	699,942
Stock Index Fund, Inc. - 1.70% series contract	2,991.350	15.790177	47,234
Stock Index Fund, Inc. - 1.80% series contract	504.572	15.704157	7,924
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio - 1.40% series contract	19,936.665	12.085181	240,938
Technology Growth Portfolio - 1.65% series contract	2,478.201	11.990957	29,716
Technology Growth Portfolio - 1.70% series contract	71.012	11.972196	850
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	1,045.893	9.297957	9,725
MidCap Stock Portfolio - 1.65% series contract	332.877	9.282133	3,090
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio - 1.40% series contract	205,259.591	1.062268	218,041
Money Market Portfolio - 1.65% series contract	77,484.981	1.048449	81,239
Money Market Portfolio - 1.70% series contract	13,204.982	1.046145	13,814
Money Market Portfolio - 1.80% series contract	3,866.813	1.040491	4,023
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio - 1.40% series contract	38,008.940	14.516747	551,766
Appreciation Portfolio - 1.50% series contract	51.843	14.437897	749
Appreciation Portfolio - 1.65% series contract	9,580.515	14.320359	137,196
Appreciation Portfolio - 1.70% series contract	2,879.643	14.281454	41,125
Appreciation Portfolio - 1.80% series contract	551.244	14.203655	7,830
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	1,909.379	$10.093988	$19,273
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	27,349.462	10.076808	275,595
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,199.099	10.073382	22,152
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	1,374.395	10.331779	14,200
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	4,970.673	10.314202	51,269
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	301.965	10.310689	3,113
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	11,716.344	9.994910	117,104
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	22,185.286	9.977900	221,363
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	20.690	9.974504	206
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	6,469.193	10.193054	65,941
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.65% series contract	4,852.637	10.175718	49,379
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.70% series contract	353.244	10.172244	3,593
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund - 1.40% series contract	38,845.493	10.683643	415,011
Foreign Securities Fund - 1.65% series contract	2,109.606	10.665467	22,500
Foreign Securities Fund - 1.70% series contract	463.228	10.661837	4,939
Foreign Securities Fund - 1.80% series contract	256.933	10.654555	2,738
Janus Aspen Series — Service Shares:
Balanced Portfolio - 1.40% series contract	131,992.277	14.887467	1,965,031
Balanced Portfolio - 1.65% series contract	35,203.966	14.686041	517,007
Balanced Portfolio - 1.70% series contract	6,354.817	14.646164	93,074
Balanced Portfolio - 1.80% series contract	543.303	14.566355	7,914
International Growth Portfolio - 1.40% series contract	78,181.296	24.787670	1,937,932
International Growth Portfolio - 1.65% series contract	24,943.890	24.594600	613,485
International Growth Portfolio - 1.70% series contract	744.682	24.556181	18,287
International Growth Portfolio - 1.80% series contract	805.369	24.479230	19,715
Large Cap Growth Portfolio - 1.40% series contract	34,266.825	16.093765	551,482
Large Cap Growth Portfolio - 1.65% series contract	9,526.079	15.875990	151,236
Large Cap Growth Portfolio - 1.70% series contract	1,111.156	15.832866	17,593
Large Cap Growth Portfolio - 1.80% series contract	167.247	15.746602	2,634
Mid Cap Growth Portfolio - 1.40% series contract	20,941.698	22.684432	475,051
Mid Cap Growth Portfolio - 1.65% series contract	1,647.302	22.377517	36,863
Mid Cap Growth Portfolio - 1.70% series contract	31.635	22.316780	706
Mid Cap Growth Portfolio - 1.80% series contract	583.961	22.195241	12,961
INTECH Risk-Managed Core Portfolio - 1.40% series contract	8,397.567	12.820413	107,660
INTECH Risk-Managed Core Portfolio - 1.65% series contract	52.412	12.720488	667
Worldwide Growth Portfolio - 1.40% series contract	11,599.256	15.290105	177,354
Worldwide Growth Portfolio - 1.65% series contract	1,654.943	15.083186	24,962
Worldwide Growth Portfolio - 1.70% series contract	482.140	15.042227	7,252
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio - 1.40% series contract	15,272.339	14.016051	214,058
Fasciano Portfolio - 1.65% series contract	749.534	13.826411	10,363
Fasciano Portfolio - 1.70% series contract	1,743.260	13.788830	24,038
Guardian Portfolio - 1.40% series contract	45,475.317	17.538603	797,574
Guardian Portfolio - 1.65% series contract	1,597.897	17.301285	27,646
Guardian Portfolio - 1.70% series contract	785.197	17.254314	13,548
Guardian Portfolio - 1.80% series contract	1,074.297	17.160312	18,435
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund - 1.40% series contract	45,706.236	15.441489	705,772
Balanced Fund - 1.65% series contract	25,972.261	15.232515	395,623
Balanced Fund - 1.70% series contract	758.260	15.191156	11,519
Balanced Fund - 1.80% series contract	1,456.119	15.108425	22,000
Capital Appreciation Fund - 1.40% series contract	31,444.936	16.403071	515,794
Capital Appreciation Fund - 1.50% series contract	46.824	16.313932	764
Capital Appreciation Fund - 1.65% series contract	12,976.760	16.181124	209,979
Capital Appreciation Fund - 1.70% series contract	1,038.765	16.137177	16,763
Capital Appreciation Fund - 1.80% series contract	1,009.105	16.049263	16,195
Global Securities Fund - 1.40% series contract	50,707.428	21.115403	1,070,708
Global Securities Fund - 1.50% series contract	37.689	21.000676	791
Global Securities Fund - 1.65% series contract	13,246.256	20.829743	275,916
Global Securities Fund - 1.70% series contract	1,139.421	20.773192	23,669
Global Securities Fund - 1.80% series contract	734.593	20.660063	15,177
Main Street Fund - 1.40% series contract	54,341.218	12.536531	681,250
Main Street Fund - 1.50% series contract	59.107	12.497365	739
Main Street Fund - 1.65% series contract	8,563.867	12.438810	106,524
Main Street Fund - 1.70% series contract	7.276	12.419384	90
Main Street Fund - 1.80% series contract	1,275.454	12.380440	15,791
Main Street Small Cap Fund - 1.40% series contract	66,017.342	18.926901	1,249,504
Main Street Small Cap Fund - 1.50% series contract	37.351	18.824004	703
Main Street Small Cap Fund - 1.65% series contract	11,779.335	18.670824	219,930
Main Street Small Cap Fund - 1.70% series contract	2,775.104	18.620164	51,673
Main Street Small Cap Fund - 1.80% series contract	4,453.973	18.518740	82,482
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.40% series contract	7,675.652	$16.424743	$126,071
Large Cap Growth Portfolio - 1.65% series contract	1,355.316	16.202495	21,960
Large Cap Growth Portfolio - 1.70% series contract	1,889.341	16.158508	30,529
Large Cap Growth Portfolio - 1.80% series contract	59.461	16.070477	956
Mid Cap Value Portfolio - 1.40% series contract	65,437.504	17.592387	1,151,202
Mid Cap Value Portfolio - 1.65% series contract	10,192.835	17.354321	176,890
Mid Cap Value Portfolio - 1.70% series contract	927.829	17.307213	16,058
Mid Cap Value Portfolio - 1.80% series contract	129.457	17.212947	2,228
Select Value Portfolio - 1.40% series contract	10,623.430	14.734090	156,527
Select Value Portfolio - 1.65% series contract	3,931.050	14.534736	57,137
Select Value Portfolio - 1.70% series contract	1,934.155	14.495294	28,036
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.40% series contract	54,031.426	16.136017	871,852
High Yield Portfolio - 1.65% series contract	10,273.159	15.917666	163,525
High Yield Portfolio - 1.70% series contract	2,931.892	15.874438	46,542
High Yield Portfolio - 1.80% series contract	700.071	15.787991	11,053
Real Return Portfolio - 1.40% series contract	213,649.597	13.434606	2,870,298
Real Return Portfolio - 1.50% series contract	935.943	13.361565	12,506
Real Return Portfolio - 1.65% series contract	44,774.069	13.252800	593,382
Real Return Portfolio - 1.70% series contract	3,763.309	13.216799	49,739
Real Return Portfolio - 1.80% series contract	3,563.715	13.144768	46,844
Total Return Portfolio - 1.40% series contract	215,400.944	12.445605	2,680,795
Total Return Portfolio - 1.50% series contract	55.007	12.377951	681
Total Return Portfolio - 1.65% series contract	35,571.695	12.277186	436,720
Total Return Portfolio - 1.70% series contract	3,900.296	12.243842	47,755
Total Return Portfolio - 1.80% series contract	1,744.973	12.177148	21,249
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	49,728.009	18.872120	938,473
Sector Rotation Fund - 1.65% series contract	12,405.544	18.616787	230,951
Sector Rotation Fund - 1.70% series contract	2,312.366	18.566282	42,932
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.40% series contract	34,425.801	11.946516	411,268
Core Plus Fixed Income Portfolio - 1.50% series contract	56.179	11.881576	667
Core Plus Fixed Income Portfolio - 1.65% series contract	5,024.787	11.784831	59,216
Core Plus Fixed Income Portfolio - 1.70% series contract	735.583	11.752827	8,645
Core Plus Fixed Income Portfolio - 1.80% series contract	1,191.365	11.688802	13,926
Mid-Cap Growth Portfolio - 1.40% series contract	10,772.671	11.249638	121,189
Mid-Cap Growth Portfolio - 1.65% series contract	1,208.483	11.230503	13,572
Mid-Cap Growth Portfolio - 1.70% series contract	47.730	11.226671	536
U.S. Mid Cap Value Portfolio - 1.40% series contract	119,378.348	21.258576	2,537,814
U.S. Mid Cap Value Portfolio - 1.50% series contract	19.127	21.143043	404
U.S. Mid Cap Value Portfolio - 1.65% series contract	21,998.732	20.970961	461,335
U.S. Mid Cap Value Portfolio - 1.70% series contract	1,208.847	20.914045	25,282
U.S. Mid Cap Value Portfolio - 1.80% series contract	431.572	20.800124	8,977
U.S. Real Estate Portfolio - 1.40% series contract	279,688.729	22.260722	6,226,073
U.S. Real Estate Portfolio - 1.65% series contract	27,962.469	21.959616	614,045
U.S. Real Estate Portfolio - 1.70% series contract	2,722.578	21.899994	59,624
U.S. Real Estate Portfolio - 1.80% series contract	166.492	21.780726	3,626
Value Portfolio - 1.40% series contract	203,973.007	16.645229	3,395,177
Value Portfolio - 1.50% series contract	21.309	16.554789	353
Value Portfolio - 1.65% series contract	51,959.336	16.420027	853,174
Value Portfolio - 1.70% series contract	1,630.733	16.375439	26,704
Value Portfolio - 1.80% series contract	1,006.284	16.286261	16,389
Wilshire Variable Insurance Trust:
2010 Moderate Fund - 1.40% series contract	9.791	10.031655	98
2010 Moderate Fund - 1.65% series contract	9.792	10.014603	98
2010 Moderate Fund - 1.70% series contract	914.082	10.011181	9,151
2015 Moderate Fund - 1.40% series contract	5,337.492	10.007599	53,415
2015 Moderate Fund - 1.65% series contract	1,481.423	9.990580	14,800
2015 Moderate Fund - 1.70% series contract	366.702	9.987179	3,662
2025 Moderate Fund - 1.40% series contract	4,252.455	9.970642	42,400
2025 Moderate Fund - 1.65% series contract	9.793	9.953669	97
2025 Moderate Fund - 1.70% series contract	15.411	9.950280	153
2035 Moderate Fund - 1.40% series contract	4,840.051	9.921001	48,018
2035 Moderate Fund - 1.65% series contract	11.180	9.904116	111
2045 Moderate Fund - 1.40% series contract	1,362.724	9.806456	13,363
2045 Moderate Fund - 1.65% series contract	11.179	9.789773	109

Net assets attributable to variable annuity contract holders			$63,996,142
The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2007

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	$4,606	$5,564	$(958)	$3,310	$0	$20,020	$23,330	$22,372
Financial Services Fund	5,176	4,553	623	7,948	19,541	(103,341)	(75,852)	(75,229)
Global Health Care Fund	0	19,609	(19,609)	52,990	0	99,468	152,458	132,849
Small Cap Equity Fund (***)	175	4,299	(4,124)	(1,487)	11,710	(14,197)	(3,974)	(8,098)
Small Cap Growth Fund (**)	0	1,694	(1,694)	1,474	52,701	(32,108)	22,067	20,373
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	0	19,245	(19,245)	24,070	113,169	(16,774)	120,465	101,220
Government Securities Fund	17,915	6,126	11,789	1,900	0	4,203	6,103	17,892
Mid Cap Core Equity Fund	224	6,233	(6,009)	4,744	6,743	22,436	33,923	27,914
Small Cap Equity Fund (**)	0	509	(509)	5,955	0	(1,856)	4,099	3,590
Utilities Fund	42,380	30,410	11,970	151,246	117,627	66,042	334,915	346,885
American Century Variable Portfolios — Class I:
Vista Fund	0	10,935	(10,935)	8,652	0	225,328	233,980	223,045
American Century Variable Portfolios — Class II:
Large Company Value Fund	1,719	6,371	(4,652)	18,896	423	(25,628)	(6,309)	(10,961)
Mid Cap Value Fund	1,516	4,239	(2,723)	7,884	2,704	(24,681)	(14,093)	(16,816)
Ultra Fund	0	955	(955)	723	0	11,554	12,277	11,322
Calamos Advisors Trust:
Growth and Income Portfolio (*)	902	490	412	(200)	7,630	(8,968)	(1,538)	(1,126)
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	1,081	418	663	(411)	3,512	(4,427)	(1,326)	(663)
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	1,330	7,689	(6,359)	8,989	0	25,082	34,071	27,712
Stock Index Fund, Inc.	171,365	164,832	6,533	203,416	0	146,983	350,399	356,932
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	0	3,246	(3,246)	2,762	0	27,716	30,478	27,232
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	0	57	(57)	(4)	0	(96)	(100)	(157)
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	11,006	3,821	7,185	0	0	0	0	7,185
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	9,840	11,122	(1,282)	31,224	0	8,243	39,467	38,185
Financial Investors Variable Insurance Trust — Class II
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	0	946	(946)	(201)	0	1,220	1,019	73
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	0	250	(250)	107	0	820	927	677
Ibbotson Growth ETF Asset Allocation Portfolio (*)	0	1,651	(1,651)	2,254	0	2,520	4,774	3,123
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	0	367	(367)	134	0	84	218	(149)
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund (*)	27	535	(508)	(73)	62	5,885	5,874	5,366
Janus Aspen Series — Service Shares:
Balanced Portfolio	56,858	36,428	20,430	53,795	0	127,136	180,931	201,361
International Growth Portfolio	8,419	24,859	(16,440)	52,999	0	347,926	400,925	384,485
Large Cap Growth Portfolio	3,892	9,503	(5,611)	10,754	0	70,833	81,587	75,976
Mid Cap Growth Portfolio	288	5,665	(5,377)	8,035	1,960	68,053	78,048	72,671
INTECH Risk-Managed Core Portfolio	503	1,383	(880)	(468)	947	4,075	4,554	3,674
Worldwide Growth Portfolio	1,201	3,100	(1,899)	6,892	0	10,411	17,303	15,404
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	0	3,047	(3,047)	3,469	1,811	(5,178)	102	(2,945)
Guardian Portfolio	2,222	10,521	(8,299)	49,019	0	(6,736)	42,283	33,984
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	25,320	16,961	8,359	7,501	87,122	(81,088)	13,535	21,894
Capital Appreciation Fund	61	10,260	(10,199)	19,117	0	64,923	84,040	73,841
Global Securities Fund	13,835	19,239	(5,404)	42,499	57,850	(45,068)	55,281	49,877
Main Street Fund	4,439	8,984	(4,545)	20,033	0	456	20,489	15,944
Main Street Small Cap Fund	2,157	21,911	(19,754)	36,860	46,667	(117,184)	(33,657)	(53,411)
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	251	2,456	(2,205)	1,660	0	27,596	29,256	27,051
Mid Cap Value Portfolio	0	20,836	(20,836)	(267,778)	937,634	(645,417)	24,439	3,603
Select Value Portfolio	3,061	3,980	(919)	16,623	0	(5,895)	10,728	9,809
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	80,000	16,947	63,053	(10,594)	0	(33,990)	(44,584)	18,469
Real Return Portfolio	175,879	55,625	120,254	(74,980)	9,023	273,931	207,974	328,228
Total Return Portfolio	77,008	24,130	52,878	(4,000)	0	65,423	61,423	114,301
Rydex Variable Trust:
Sector Rotation Fund	0	9,923	(9,923)	16,129	78,082	39,762	133,973	124,050
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	18,290	7,304	10,986	(784)	0	8,683	7,899	18,885
Mid-Cap Growth Portfolio (*)	0	599	(599)	11	64	10,837	10,912	10,313
U.S. Mid Cap Value Portfolio	20,074	45,192	(25,118)	22,296	310,823	(147,326)	185,793	160,675
U.S. Real Estate Portfolio	109,048	139,851	(30,803)	433,833	851,574	(3,204,007)	(1,918,600)	(1,949,403)
Value Portfolio	92,292	69,436	22,856	(47,199)	350,413	(587,392)	(284,178)	(261,322)
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	17	40	(23)	(35)	7	(265)	(293)	(316)
2015 Moderate Fund (*)	310	396	(86)	(232)	222	578	568	482
2025 Moderate Fund (*)	131	164	(33)	2	107	(1,033)	(924)	(957)
2035 Moderate Fund (*)	17	246	(229)	1	57	(947)	(889)	(1,118)
2045 Moderate Fund (*)	0	72	(72)	0	34	(438)	(404)	(476)

Totals	$964,835	$885,224	$79,611	$931,760	$3,070,219	$(3,325,813)	$676,166	$755,777

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2007 (commencement of operations) to December 31, 2007.

(**)	Period from January 1, 2007 to April 30, 2007 (fund merged date).

(***)	Period from April 30, 2007 (commencement of operations) to December 31, 2007.

6

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2007

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	$(958)	$3,310	$0	$20,020	$22,372	$72,236	$22,327	$12,391	$62,300	$84,672	$329,312	$413,984
Financial Services Fund	623	7,948	19,541	(103,341)	(75,229)	77,450	24,560	(28,992)	23,898	(51,331)	298,564	247,233
Global Health Care Fund	(19,609)	52,990	0	99,468	132,849	165,685	61,857	(166,824)	(62,996)	69,853	1,256,998	1,326,851
Small Cap Equity Fund (***)	(4,124)	(1,487)	11,710	(14,197)	(8,098)	70,042	11,442	363,992	422,592	414,494	0	414,494
Small Cap Growth Fund (**)	(1,694)	1,474	52,701	(32,108)	20,373	9,943	2,406	(315,605)	(308,068)	(287,695)	287,695	0
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	(19,245)	24,070	113,169	(16,774)	101,220	198,133	47,023	71,579	222,689	323,909	1,097,162	1,421,071
Government Securities Fund	11,789	1,900	0	4,203	17,892	88,235	37,462	102,341	153,114	171,006	322,794	493,800
Mid Cap Core Equity Fund	(6,009)	4,744	6,743	22,436	27,914	87,323	7,473	(5,647)	74,203	102,117	353,813	455,930
Small Cap Equity Fund (**)	(509)	5,955	0	(1,856)	3,590	16,896	19	(87,719)	(70,842)	(67,252)	67,252	0
Utilities Fund	11,970	151,246	117,627	66,042	346,885	860,350	105,142	(415,972)	339,236	686,121	1,568,144	2,254,265
American Century Variable Portfolios — Class I:
Vista Fund	(10,935)	8,652	0	225,328	223,045	243,763	19,928	145,245	369,080	592,125	451,173	1,043,298
American Century Variable Portfolios — Class II:
Large Company Value Fund	(4,652)	18,896	423	(25,628)	(10,961)	122,311	35,303	463,141	550,149	539,188	381,736	920,924
Mid Cap Value Fund	(2,723)	7,884	2,704	(24,681)	(16,816)	117,256	28,169	(8,987)	80,100	63,284	227,399	290,683
Ultra Fund	(955)	723	0	11,554	11,322	8,517	250	(2,856)	5,411	16,733	55,580	72,313
Calamos Advisors Trust:
Growth and Income Portfolio (*)	412	(200)	7,630	(8,968)	(1,126)	88,771	1,865	115,247	202,153	201,027	0	201,027
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	663	(411)	3,512	(4,427)	(663)	96,920	50	5,221	102,091	101,428	0	101,428
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(6,359)	8,989	0	25,082	27,712	141,328	25,367	(10,428)	105,533	133,245	441,568	574,813
Stock Index Fund, Inc.	6,533	203,416	0	146,983	356,932	2,603,233	589,570	(553,925)	1,459,738	1,816,670	9,908,634	11,725,304
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	(3,246)	2,762	0	27,716	27,232	72,680	15,054	3,860	61,486	88,718	182,786	271,504
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	(57)	(4)	0	(96)	(157)	12,775	0	197	12,972	12,815	0	12,815
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	7,185	0	0	0	7,185	82,341	6,168	32,071	108,244	115,429	201,688	317,117
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	(1,282)	31,224	0	8,243	38,185	130,869	78,471	(50,478)	1,920	40,105	698,561	738,666
Financial Investors Variable Insurance Trust - Class II
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	(946)	(201)	0	1,220	73	80,300	601	237,248	316,947	317,020	0	317,020
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	(250)	107	0	820	677	52,410	20	15,515	67,905	68,582	0	68,582
Ibbotson Growth ETF Asset Allocation Portfolio (*)	(1,651)	2,254	0	2,520	3,123	179,702	0	155,848	335,550	338,673	0	338,673
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	(367)	134	0	84	(149)	66,026	4,428	57,464	119,062	118,913	0	118,913
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund (*)	(508)	(73)	62	5,885	5,366	32,282	13,174	420,714	439,822	445,188	0	445,188
Janus Aspen Series - Service Shares:
Balanced Portfolio	20,430	53,795	0	127,136	201,361	365,125	191,550	(39,684)	133,891	335,252	2,247,774	2,583,026
International Growth Portfolio	(16,440)	52,999	0	347,926	384,485	782,733	36,353	519,899	1,266,279	1,650,764	938,655	2,589,419
Large Cap Growth Portfolio	(5,611)	10,754	0	70,833	75,976	124,473	28,815	27,403	123,061	199,037	523,908	722,945
Mid Cap Growth Portfolio	(5,377)	8,035	1,960	68,053	72,671	88,412	13,282	92,151	167,281	239,952	285,629	525,581
INTECH Risk-Managed Core Portfolio	(880)	(468)	947	4,075	3,674	31,248	4,834	(315)	26,099	29,773	78,554	108,327
Worldwide Growth Portfolio	(1,899)	6,892	0	10,411	15,404	30,339	10,893	(20,236)	(790)	14,614	194,954	209,568
Neuberger Berman Advisors Management Trust - Class S:
Fasciano Portfolio	(3,047)	3,469	1,811	(5,178)	(2,945)	41,206	10,233	3,550	34,523	31,578	216,881	248,459
Guardian Portfolio	(8,299)	49,019	0	(6,736)	33,984	170,082	41,634	23,441	151,889	185,873	671,330	857,203
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	8,359	7,501	87,122	(81,088)	21,894	238,374	140,164	(20,518)	77,692	99,586	1,035,328	1,134,914
Capital Appreciation Fund	(10,199)	19,117	0	64,923	73,841	130,843	41,694	(27,871)	61,278	135,119	624,376	759,495
Global Securities Fund	(5,404)	42,499	57,850	(45,068)	49,877	288,518	97,110	(68,158)	123,250	173,127	1,213,134	1,386,261
Main Street Fund	(4,545)	20,033	0	456	15,944	176,681	52,084	170,060	294,657	310,601	493,793	804,394
Main Street Small Cap Fund	(19,754)	36,860	46,667	(117,184)	(53,411)	360,772	71,743	76,758	365,787	312,376	1,291,916	1,604,292
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	(2,205)	1,660	0	27,596	27,051	8,130	4,178	2,512	6,464	33,515	146,001	179,516
Mid Cap Value Portfolio	(20,836)	(267,778)	937,634	(645,417)	3,603	220,483	133,814	(97,435)	(10,766)	(7,163)	1,353,541	1,346,378
Select Value Portfolio	(919)	16,623	0	(5,895)	9,809	25,142	23,330	(37,906)	(36,094)	(26,285)	267,985	241,700
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	63,053	(10,594)	0	(33,990)	18,469	237,860	103,475	(188,589)	(54,204)	(35,735)	1,128,707	1,092,972
Real Return Portfolio	120,254	(74,980)	9,023	273,931	328,228	296,913	295,090	(938,669)	(936,846)	(608,618)	4,181,387	3,572,769
Total Return Portfolio	52,878	(4,000)	0	65,423	114,301	329,633	154,511	1,490,308	1,665,430	1,779,731	1,407,469	3,187,200
Rydex Variable Trust:
Sector Rotation Fund	(9,923)	16,129	78,082	39,762	124,050	212,559	38,789	411,263	585,033	709,083	503,273	1,212,356
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	10,986	(784)	0	8,683	18,885	70,839	31,089	(39,938)	(188)	18,697	475,025	493,722
Mid-Cap Growth Portfolio (*)	(599)	11	64	10,837	10,313	27,848	25	97,161	124,984	135,297	0	135,297
U.S. Mid Cap Value Portfolio	(25,118)	22,296	310,823	(147,326)	160,675	778,096	137,275	(387,766)	253,055	413,730	2,620,082	3,033,812
U.S. Real Estate Portfolio	(30,803)	433,833	851,574	(3,204,007)	(1,949,403)	2,396,055	688,599	(1,490,321)	217,135	(1,732,268)	8,635,636	6,903,368
Value Portfolio	22,856	(47,199)	350,413	(587,392)	(261,322)	1,799,157	285,993	(424,683)	1,088,481	827,159	3,464,638	4,291,797
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	(23)	(35)	7	(265)	(316)	196	5,613	15,080	9,663	9,347	0	9,347
2015 Moderate Fund (*)	(86)	(232)	222	578	482	96,256	19	(24,842)	71,395	71,877	0	71,877
2025 Moderate Fund (*)	(33)	2	107	(1,033)	(957)	38,422	0	5,185	43,607	42,650	0	42,650
2035 Moderate Fund (*)	(229)	1	57	(947)	(1,118)	13,564	0	35,683	49,247	48,129	0	48,129
2045 Moderate Fund (*)	(72)	0	34	(438)	(476)	3,108	0	10,840	13,948	13,472	0	13,472

Totals	$79,611	$931,760	$3,070,219	$(3,325,813)	$755,777	$15,160,844	$3,780,318	$(270,996)	$11,109,530	$11,865,307	$52,130,835	$63,996,142

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from May 01, 2007 (commencement of operations) to December 31, 2007.

(**)	Period from January 01, 2007 to April 30, 2007 (fund merged date).

(***)	Period from April 30, 2007 (commencement of operations) to December 31, 2007.

7

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2006

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund (*)	$(1,171)	$140	$0	$25,719	$24,688	$37,998	$6,336	$272,962	$304,624	$329,312	$0	$329,312
Core Stock Fund (**)	1,717	30,708	0	(17,150)	15,275	19,608	1,603	(280,126)	(262,121)	(246,846)	246,846	0
Financial Services Fund	930	1,432	1,682	31,278	35,322	105,809	9,786	7,464	103,487	138,809	159,755	298,564
Global Health Care Fund	(13,430)	7,759	0	46,395	40,724	361,260	32,744	426,645	755,161	795,885	461,113	1,256,998
Small Cap Growth Fund	(4,555)	31,656	0	10,955	38,056	73,459	23,419	(148,532)	(98,492)	(60,436)	348,131	287,695
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund	(3,930)	3,647	5,944	27,352	33,013	70,182	8,351	802,953	864,784	897,797	199,365	1,097,162
Government Securities Fund	7,692	(1,480)	0	(385)	5,827	116,519	36,060	(24,372)	56,087	61,914	260,880	322,794
Mid Cap Core Equity Fund	(1,889)	4,582	34,406	(10,617)	26,482	121,362	21,531	3,108	102,939	129,421	224,392	353,813
Small Cap Equity Fund II	(414)	119	2,636	1,366	3,707	46,354	367	9,621	55,608	59,315	7,937	67,252
Utilities Fund	33,810	16,225	30,242	153,594	233,871	616,025	44,374	540,586	1,112,237	1,346,108	222,036	1,568,144
American Century Variable Portfolios — Class I:
Vista Fund	(2,396)	799	328	11,809	10,540	179,871	237	208,009	387,643	398,183	52,990	451,173
American Century Variable Portfolios — Class II:
Large Company Value Fund	(3,279)	266	292	41,898	39,177	122,605	4,453	175,813	293,965	333,142	48,594	381,736
Mid Cap Value Fund	(1,685)	1,300	7,343	24,519	31,477	60,554	2,107	3,686	62,133	93,610	133,789	227,399
Ultra Fund	(863)	(161)	0	(2,199)	(3,223)	10,955	0	(12,122)	(1,167)	(4,390)	59,970	55,580
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(5,137)	5,165	0	27,673	27,701	166,633	16,127	(11,961)	138,545	166,246	275,322	441,568
Stock Index Fund, Inc.	1,703	334,058	0	792,774	1,128,535	2,989,654	511,836	(1,720,084)	757,734	1,886,269	8,022,365	9,908,634
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	(185)	41	0	118	(26)	12,842	0	164,802	177,644	177,618	5,168	182,786
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	(1,072)	11,364	0	74,864	85,156	107,662	42,389	11,863	77,136	162,292	536,269	698,561
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	7,863	0	0	0	7,863	70,919	14,515	(37,172)	19,232	27,095	174,593	201,688
Janus Aspen Series - Service Shares:
Balanced Portfolio	10,173	46,174	0	119,165	175,512	374,105	230,718	(49,212)	94,175	269,687	1,978,087	2,247,774
International Growth Portfolio	3,876	42,881	0	125,303	172,060	413,753	13,177	237,581	638,157	810,217	128,438	938,655
Large Cap Growth Portfolio	(5,203)	2,249	0	44,268	41,314	134,002	6,036	(7,858)	120,108	161,422	362,486	523,908
Mid Cap Growth Portfolio	(3,393)	10,113	0	21,060	27,780	95,493	5,152	(14,762)	75,579	103,359	182,270	285,629
INTECH Risk-Managed Core Portfolio	(808)	(70)	6,191	540	5,853	21,042	0	(361)	20,681	26,534	52,020	78,554
Worldwide Growth Portfolio	319	1	0	25,526	25,846	29,467	12,393	(7,394)	9,680	35,526	159,428	194,954
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	(2,914)	4,262	5,327	504	7,179	40,340	15,205	745	25,880	33,059	183,822	216,881
Guardian Portfolio	(3,056)	5,365	0	49,018	51,327	157,910	7,716	179,603	329,797	381,124	290,206	671,330
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	2,513	4,437	39,522	35,575	82,047	256,535	85,548	(11,350)	159,637	241,684	793,644	1,035,328
Capital Appreciation Fund	(8,089)	24,406	0	15,565	31,882	137,917	41,710	(102,518)	(6,311)	25,571	598,805	624,376
Global Securities Fund	(7,583)	39,603	42,438	54,816	129,274	326,133	124,919	196,770	397,984	527,258	685,876	1,213,134
Main Street Fund	(2,533)	5,833	0	47,080	50,380	172,327	33,976	38,750	177,101	227,481	266,312	493,793
Main Street Small Cap Fund	(16,003)	20,582	28,826	86,010	119,415	303,576	94,114	121,170	330,632	450,047	841,869	1,291,916
Old Mutual Insurance Series Fund, Inc.:
Columbus Technology & Communications Portfolio (***)	(2,432)	31,540	0	(24,808)	4,300	31,004	12,457	(189,557)	(171,010)	(166,710)	166,710	0
Large Cap Growth Portfolio	(2,096)	3,522	0	4,283	5,709	13,417	3,016	(9,890)	511	6,220	139,781	146,001
Mid Cap Value Portfolio	(15,206)	28,956	64,526	37,721	115,997	180,949	88,803	(61,952)	30,194	146,191	1,207,350	1,353,541
Select Value Portfolio	132	1,197	0	47,895	49,224	33,850	6,265	(2,034)	25,551	74,775	193,210	267,985
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	54,173	2,360	0	14,809	71,342	161,819	174,320	100,760	88,259	159,601	969,106	1,128,707
Real Return Portfolio	119,167	(245)	111,559	(268,443)	(37,962)	1,402,927	514,768	(1,522,490)	(634,331)	(672,293)	4,853,680	4,181,387
Total Return Portfolio	39,317	(2,052)	7,543	(13,353)	31,455	298,712	69,815	(183,297)	45,600	77,055	1,330,414	1,407,469
Rydex Variable Trust:
Sector Rotation Fund	(5,732)	4,735	23,739	15,872	38,614	188,821	9,106	26,521	206,236	244,850	258,423	503,273
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	13,863	(1,354)	2,808	(4,944)	10,373	97,469	109,649	13,966	1,786	12,159	462,866	475,025
U.S. Mid Cap Value Portfolio	(20,232)	39,607	254,178	43,039	316,592	1,071,768	126,553	813,214	1,758,429	2,075,021	545,061	2,620,082
U.S. Real Estate Portfolio	(17,425)	182,213	409,724	1,279,604	1,854,116	2,773,176	528,867	968,315	3,212,624	5,066,740	3,568,896	8,635,636
Value Portfolio	7,500	4,601	237,974	95,436	345,511	1,461,504	125,323	452,728	1,788,909	2,134,420	1,330,218	3,464,638
Wells Fargo Advantage Variable Trust:
Discovery Fund II (***)	(2,966)	48,328	0	(21,209)	24,153	29,283	3,681	(214,776)	(189,174)	(165,021)	165,021	0
Opportunity Fund II (***)	(10,241)	75,254	74,406	(63,566)	75,853	89,846	45,910	(773,163)	(729,227)	(653,374)	653,374	0

Totals	$138,830	$1,072,118	$1,391,634	$3,006,729	$5,609,311	$15,587,416	$3,265,432	$392,652	$12,714,636	$18,323,947	$33,806,888	$52,130,835

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

(**)	Period from January 1, 2006 to April 28, 2006 (fund close date).

(***)	Period from January 1, 2006 to December 29, 2006 (fund close date initiated December 27, 2006 and completed December 29, 2006).

8

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS
December 31, 2007
(1)	ORGANIZATION
Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2007 and for the two year period then ended unless otherwise noted, the following investment options, each representing a sub-account of the Account, were available:
     AIM Variable Insurance Funds, Inc. – Series I Shares:
•	Core Equity Fund

•	Financial Services Fund

•	Global Health Care Fund

•	Small Cap Equity Fund
     AIM Variable Investment Funds, Inc. – Series II Shares:
•	Capital Development Fund

•	Government Securities Fund

•	Mid Cap Core Equity Fund

•	Utilities Fund
     American Century Variable Portfolios – Class I:
•	Vista Fund
     American Century Variable Portfolios – Class II:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund
     Calamos Advisors Trust:
•	Growth and Income Portfolio
     Davis Variable Account Fund, Inc.:
•	Value Portfolio
     Dreyfus Funds – Service Shares:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.
     Dreyfus Investment Portfolio – Initial Shares:
•	Technology Growth Portfolio
     Dreyfus Investment Portfolio – Service Shares:
•	MidCap Stock Portfolio
     Dreyfus Variable Investment Fund – Initial Shares:
•	Money Market Portfolio
     Dreyfus Variable Investment Fund – Service Shares:
•	Appreciation Portfolio

9

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
     Financial Investors Variable Insurance Trust – Class II:
•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income/Growth ETF Asset Allocation Portfolio
     Franklin Templeton Variable Insurance Products Trust – Class II:
•	Foreign Securities Fund
     Janus Aspen Series – Service Shares:
•	Balanced Portfolio

•	International Growth Portfolio

•	Large Cap Growth Portfolio

•	Mid Cap Growth Portfolio

•	INTECH Risk-Managed Core Portfolio

•	Worldwide Growth Portfolio
     Neuberger Berman Advisors Management Trust – Class S:
•	Fasciano Portfolio

•	Guardian Portfolio
     Oppenheimer Variable Account Funds – Service Shares:
•	Balanced Fund

•	Capital Appreciation Fund

•	Global Securities Fund

•	Main Street Fund

•	Main Street Small Cap Fund
     Old Mutual Insurance Series Fund, Inc.:
•	Large Cap Growth Portfolio

•	Mid Cap Value Portfolio

•	Select Value Portfolio
     PIMCO Variable Insurance Trust – Administrative Class:
•	High Yield Portfolio

•	Real Return Portfolio

•	Total Return Portfolio
     Rydex Variable Trust:
•	Sector Rotation Fund
     Van Kampen – The Universal Institutional Funds, Inc. – Class I:
•	Core Plus Fixed Income Portfolio

•	Mid-Cap Growth Portfolio

•	U.S. Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio

•	Value Portfolio
     Wilshire Variable Insurance Trust:
•	2010 Moderate Fund

•	2015 Moderate Fund

•	2025 Moderate Fund

•	2035 Moderate Fund

•	2045 Moderate Fund

10

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS – CONTINUED
(1)	ORGANIZATION — Continued
The following funds were added to the Account effective May 1, 2007: Calamos Advisors Trust Growth and Income Portfolio; Davis Variable Account Fund, Inc. Value Portfolio; Dreyfus Investment Portfolio – Service Shares MidCap Stock Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Balanced ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Conservative ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Growth ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Income/Growth ETF Asset Allocation Portfolio; Franklin Templeton Variable Insurance Products Trust – Class II Foreign Securities Fund; Van Kampen – The Universal Institutional Funds, Inc. – Class I Mid-Cap Growth Portfolio; Wilshire Variable Insurance Trust 2010 Moderate Fund; Wilshire Variable Insurance Trust 2015 Moderate Fund; Wilshire Variable Insurance Trust 2025 Moderate Fund; Wilshire Variable Insurance Trust 2035 Moderate Fund; Wilshire Variable Insurance Trust 2045 Moderate Fund.

AIM Variable Insurance Funds – Series I Shares Small Cap Growth Fund sub-account was merged into the AIM Variable Insurance Funds – Series I Shares Small Cap Equity Fund sub-account on April 30, 2007 by AIM Variable Insurance Funds.

AIM Variable Insurance Funds – Series II Shares Small Cap Equity Fund sub-account was merged into the AIM Variable Insurance Funds – Series I Shares Small Cap Equity fund sub-account on April 30, 2007 by the Company.

AIM Variable Investment Funds, Inc. Core Stock Fund sub-account was merged into the AIM Variable Investment Funds, Inc. Core Equity Fund sub-account on April 28, 2006 by AIM Variable Investment Funds, Inc.

The following sub-account’s close was initiated on December 27, 2006 and completed on December 29, 2006: Old Mutual Insurance Series Fund, Inc. Columbus Technology & Communications Portfolio, Wells Fargo Advantage Variable Trust Discovery Fund II and Wells Fargo Advantage Variable Trust Opportunity Fund II.

Janus Aspen Series – Service Shares Growth Portfolio’s name changed to Janus Aspen Series – Service Shares Large Cap Growth Portfolio and Van Kampen – The Universal Institutional Funds, Inc. – Class I Mid Cap Value Portfolio’s name changed to Van Kampen – The Universal Institutional Funds, Inc. – Class I U.S. Mid Cap Value Portfolio. Janus Aspen Series – Service Shares Risk Managed Core Portfolio’s name changed to Janus Aspen Series – Service Shares INTECH Risk-Managed Core Portfolio.
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

11

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS – CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued
Investments

Investments are stated at the net asset values of the respective portfolios, which present their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

12

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES
The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended December 31, 2007, are as follows:

	2007
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	$85,365	$24,022
Financial Services Fund	94,684	50,622
Global Health Care Fund	129,585	212,188
Small Cap Equity Fund	497,025	66,846
Small Cap Growth Fund	65,184	322,244
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	384,768	68,155
Government Securities Fund	623,427	458,524
Mid Cap Core Equity Fund	97,262	22,326
Small Cap Equity Fund	19,591	90,942
Utilities Fund	1,062,093	593,262
American Century Variable Portfolios — Class I:
Vista Fund	387,461	29,316
American Century Variable Portfolios — Class II:
Large Company Value Fund	655,918	109,999
Mid Cap Value Fund	118,240	38,159
Ultra Fund	8,988	4,530
Calamos Advisors Trust:
Growth and Income Portfolio	221,416	11,220
Davis Variable Account Fund, Inc.:
Value Portfolio	111,685	5,420
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	129,765	30,592
Stock Index Fund, Inc.	2,386,358	920,088
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	78,599	20,357
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	12,977	63
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	218,704	103,273
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	129,349	128,709
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	322,583	6,582
Ibbotson Conservative ETF Asset Allocation Portfolio	80,582	12,925
Ibbotson Growth ETF Asset Allocation Portfolio	409,210	75,310
Ibbotson Income/Growth ETF Asset Allocation Portfolio	122,581	3,885
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund	446,085	6,709
Janus Aspen Series — Service Shares:
Balanced Portfolio	376,098	221,778
International Growth Portfolio	1,424,837	174,998
Large Cap Growth Portfolio	156,394	38,943
Mid Cap Growth Portfolio	184,729	20,866
INTECH Risk-Managed Core Portfolio	32,391	6,226
Worldwide Growth Portfolio	29,446	32,134
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	47,896	14,608
Guardian Portfolio	329,574	185,983
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	411,609	238,437
Capital Appreciation Fund	154,327	103,250
Global Securities Fund	409,221	233,525
Main Street Fund	378,844	88,732
Main Street Small Cap Fund	531,389	138,689
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	9,556	5,298
Mid Cap Value Portfolio	1,125,322	219,295
Select Value Portfolio	26,693	63,707
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	477,670	468,824
Real Return Portfolio	424,070	1,231,638
Total Return Portfolio	1,920,363	202,056
Rydex Variable Trust:
Sector Rotation Fund	706,646	53,454
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	110,348	99,548
Mid-Cap Growth Portfolio	124,871	422
U.S. Mid Cap Value Portfolio	1,238,943	700,185
U.S. Real Estate Portfolio	3,356,758	2,318,852
Value Portfolio	2,435,371	973,622
Wilshire Variable Insurance Trust:
2010 Moderate Fund	15,308	5,659
2015 Moderate Fund	106,674	35,142
2025 Moderate Fund	43,806	123
2035 Moderate Fund	49,167	91
2045 Moderate Fund	13,949	37

Total	$25,551,755	$11,292,390

13

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES
Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2007:

1.80% Series Contracts	$7,219
1.70% Series Contracts	17,672
1.65% Series Contracts	153,076
1.50% Series Contracts	280
1.40% Series Contracts	706,977

$885,224

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $30 per contract. These fees totaled $11,280 for the year ended December 31, 2007.
(5)	OTHER TRANSACTIONS WITH AFFILIATES
Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

14

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund - 1.40% series contract	24,249.711	7,483.568	1,337.020	30,396.259
Core Equity Fund - 1.65% series contract	5,335.560	298.195	1,073.869	4,559.886
Core Equity Fund - 1.70% series contract	295.955	0.000	0.000	295.955
Core Equity Fund - 1.80% series contract	585.856	105.423	0.000	691.279
Financial Services Fund - 1.40% series contract	13,322.414	3,964.618	2,465.190	14,821.842
Financial Services Fund - 1.65% series contract	5,717.770	1,587.327	1,546.755	5,758.342
Financial Services Fund - 1.70% series contract	128.855	0.000	0.184	128.671
Global Health Care Fund - 1.40% series contract	85,818.767	11,235.552	14,571.415	82,482.904
Global Health Care Fund - 1.65% series contract	3,339.535	339.637	1,263.774	2,415.398
Global Health Care Fund - 1.70% series contract	1,736.782	631.437	257.201	2,111.018
Global Health Care Fund - 1.80% series contract	60.719	0.000	0.000	60.719
Small Cap Equity Fund - 1.40% series contract	0.000	34,616.685	7,100.916	27,515.769
Small Cap Equity Fund - 1.65% series contract	0.000	13,406.895	316.423	13,090.472
Small Cap Equity Fund - 1.70% series contract	0.000	2,008.293	346.616	1,661.677
Small Cap Equity Fund - 1.80% series contract	0.000	346.507	0.000	346.507
Small Cap Growth Fund - 1.40% series contract	10,020.286	735.157	10,755.443	0.000
Small Cap Growth Fund - 1.65% series contract	5,775.995	67.741	5,843.736	0.000
Small Cap Growth Fund - 1.70% series contract	1,046.980	25.769	1,072.749	0.000
Small Cap Growth Fund - 1.80% series contract	161.976	8.061	170.037	0.000
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund - 1.40% series contract	49,305.901	13,835.550	3,302.892	59,838.559
Capital Development Fund - 1.65% series contract	12,552.113	3,085.433	1,655.362	13,982.184
Capital Development Fund - 1.70% series contract	864.950	156.021	147.038	873.933
Capital Development Fund - 1.80% series contract	501.596	418.876	455.497	464.975
Government Securities Fund - 1.40% series contract	24,490.949	51,372.407	37,015.559	38,847.797
Government Securities Fund - 1.65% series contract	4,280.789	370.008	575.079	4,075.718
Government Securities Fund - 1.70% series contract	1,817.485	2,664.282	2,693.559	1,788.208
Government Securities Fund - 1.80% series contract	0.000	4,094.063	4,094.063	0.000
Mid Cap Core Equity Fund - 1.40% series contract	18,156.969	5,155.721	1,403.076	21,909.614
Mid Cap Core Equity Fund - 1.50% series contract	21.382	0.000	0.000	21.382
Mid Cap Core Equity Fund - 1.65% series contract	3,613.553	1,156.449	496.763	4,273.239
Mid Cap Core Equity Fund - 1.70% series contract	256.027	29.414	111.831	173.610
Small Cap Equity Fund - 1.40% series contract	4,619.128	1,296.420	5,915.548	0.000
Small Cap Equity Fund - 1.65% series contract	760.135	269.038	1,029.173	0.000
Utilities Fund - 1.40% series contract	78,449.100	42,038.559	32,619.783	87,867.876
Utilities Fund - 1.65% series contract	14,388.613	13,250.174	2,548.903	25,089.884
Utilities Fund - 1.70% series contract	709.891	97.066	273.394	533.563
Utilities Fund - 1.80% series contract	189.918	26.397	3.565	212.750
American Century Variable Portfolios — Class I:
Vista Fund - 1.40% series contract	22,257.474	16,411.023	1,839.287	36,829.210
Vista Fund - 1.65% series contract	14,768.327	11,458.947	1,358.669	24,868.605
Vista Fund - 1.70% series contract	826.971	857.599	334.718	1,349.852
Vista Fund - 1.80% series contract	86.378	929.537	326.477	689.438
American Century Variable Portfolios — Class II:
Large Company Value Fund - 1.40% series contract	24,716.142	49,752.255	8,217.529	66,250.868
Large Company Value Fund - 1.50% series contract	29.661	0.000	0.000	29.661
Large Company Value Fund - 1.65% series contract	5,239.918	5,293.344	2,445.045	8,088.217
Mid Cap Value Fund - 1.40% series contract	10,031.498	6,580.874	1,336.792	15,275.580
Mid Cap Value Fund - 1.65% series contract	6,904.739	2,366.596	2,034.287	7,237.048
Ultra Fund - 1.40% series contract	3,977.971	893.255	387.205	4,484.021
Ultra Fund - 1.65% series contract	1,621.947	12.836	0.000	1,634.783
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	0.000	12,037.922	239.718	11,798.204
Growth and Income Portfolio - 1.65% series contract	0.000	9,098.151	1,610.486	7,487.665
Growth and Income Portfolio - 1.70% series contract	0.000	33.942	0.000	33.942
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.40% series contract	0.000	3,098.881	20.985	3,077.896
Value Portfolio - 1.65% series contract	0.000	8,440.283	1,463.971	6,976.312
Value Portfolio - 1.70% series contract	0.000	166.205	0.000	166.205
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. - 1.40% series contract	26,560.304	10,028.023	2,041.852	34,546.475
Socially Responsible Growth Fund, Inc. - 1.65% series contract	1,790.827	163.820	767.013	1,187.634
Socially Responsible Growth Fund, Inc. - 1.70% series contract	4,886.932	240.858	40.861	5,086.929
Stock Index Fund, Inc. - 1.40% series contract	588,608.021	187,686.479	92,807.352	683,487.148
Stock Index Fund, Inc. - 1.65% series contract	47,647.266	1,908.794	5,348.756	44,207.304
Stock Index Fund, Inc. - 1.70% series contract	2,922.946	83.917	15.513	2,991.350
Stock Index Fund, Inc. - 1.80% series contract	428.634	75.938	0.000	504.572
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio - 1.40% series contract	15,079.007	7,166.078	2,308.420	19,936.665
Technology Growth Portfolio - 1.65% series contract	1,668.274	847.232	37.305	2,478.201
Technology Growth Portfolio - 1.70% series contract	371.542	31.857	332.387	71.012
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	0.000	1,062.383	16.490	1,045.893
MidCap Stock Portfolio - 1.65% series contract	0.000	342.853	9.976	332.877
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio - 1.40% series contract	140,143.138	113,785.788	48,669.335	205,259.591
Money Market Portfolio - 1.65% series contract	38,734.948	77,951.195	39,201.162	77,484.981
Money Market Portfolio - 1.70% series contract	17,783.153	18,086.192	22,664.363	13,204.982
Money Market Portfolio - 1.80% series contract	0.000	9,360.193	5,493.380	3,866.813

15

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio - 1.40% series contract	33,183.896	8,976.139	4,151.095	38,008.940
Appreciation Portfolio - 1.50% series contract	51.843	0.000	0.000	51.843
Appreciation Portfolio - 1.65% series contract	14,469.234	486.366	5,375.085	9,580.515
Appreciation Portfolio - 1.70% series contract	2,263.485	811.566	195.408	2,879.643
Appreciation Portfolio - 1.80% series contract	931.666	146.906	527.328	551.244
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	0.000	1,928.414	19.035	1,909.379
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	0.000	27,915.162	565.700	27,349.462
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	0.000	2,259.192	60.093	2,199.099
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	0.000	1,384.405	10.010	1,374.395
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	0.000	6,238.748	1,268.075	4,970.673
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	0.000	303.893	1.928	301.965
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	0.000	12,666.528	950.184	11,716.344
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	0.000	28,674.870	6,489.584	22,185.286
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	0.000	20.690	0.000	20.690
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	0.000	6,642.374	173.181	6,469.193
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.65% series contract	0.000	5,041.633	188.996	4,852.637
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.70% series contract	0.000	609.097	255.853	353.244
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund - 1.40% series contract	0.000	40,102.750	1,257.257	38,845.493
Foreign Securities Fund - 1.65% series contract	0.000	2,304.055	194.449	2,109.606
Foreign Securities Fund - 1.70% series contract	0.000	465.083	1.855	463.228
Foreign Securities Fund - 1.80% series contract	0.000	256.933	0.000	256.933
Janus Aspen Series — Service Shares:
Balanced Portfolio - 1.40% series contract	116,859.761	27,976.334	12,843.818	131,992.277
Balanced Portfolio - 1.65% series contract	40,640.732	1,007.880	6,444.646	35,203.966
Balanced Portfolio - 1.70% series contract	6,298.041	900.493	843.717	6,354.817
Balanced Portfolio - 1.80% series contract	920.617	145.383	522.697	543.303
International Growth Portfolio - 1.40% series contract	34,502.644	55,079.648	11,400.996	78,181.296
International Growth Portfolio - 1.65% series contract	12,383.879	14,836.017	2,276.006	24,943.890
International Growth Portfolio - 1.70% series contract	522.992	321.682	99.992	744.682
International Growth Portfolio - 1.80% series contract	458.247	673.616	326.494	805.369
Large Cap Growth Portfolio - 1.40% series contract	26,926.954	9,601.194	2,261.323	34,266.825
Large Cap Growth Portfolio - 1.65% series contract	9,108.983	1,309.884	892.788	9,526.079
Large Cap Growth Portfolio - 1.70% series contract	921.132	190.024	0.000	1,111.156
Large Cap Growth Portfolio - 1.80% series contract	0.000	472.413	305.166	167.247
Mid Cap Growth Portfolio - 1.40% series contract	13,105.638	8,820.991	984.931	20,941.698
Mid Cap Growth Portfolio - 1.65% series contract	1,548.320	249.353	150.371	1,647.302
Mid Cap Growth Portfolio - 1.70% series contract	220.587	17.448	206.400	31.635
Mid Cap Growth Portfolio - 1.80% series contract	263.375	486.142	165.556	583.961
INTECH Risk-Managed Core Portfolio - 1.40% series contract	6,411.530	2,505.321	519.284	8,397.567
INTECH Risk-Managed Core Portfolio - 1.65% series contract	0.000	56.559	4.147	52.412
Worldwide Growth Portfolio - 1.40% series contract	11,403.652	2,149.673	1,954.069	11,599.256
Worldwide Growth Portfolio - 1.65% series contract	1,640.969	15.840	1.866	1,654.943
Worldwide Growth Portfolio - 1.70% series contract	731.037	74.261	323.158	482.140
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio - 1.40% series contract	13,233.721	3,035.901	997.283	15,272.339
Fasciano Portfolio - 1.65% series contract	824.514	14.529	89.509	749.534
Fasciano Portfolio - 1.70% series contract	1,302.450	540.456	99.646	1,743.260
Guardian Portfolio - 1.40% series contract	36,583.825	19,274.265	10,382.773	45,475.317
Guardian Portfolio - 1.65% series contract	2,631.771	140.174	1,174.048	1,597.897
Guardian Portfolio - 1.70% series contract	707.041	474.861	396.705	785.197
Guardian Portfolio - 1.80% series contract	558.182	1,406.674	890.559	1,074.297
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund - 1.40% series contract	34,481.046	18,177.211	6,952.021	45,706.236
Balanced Fund - 1.65% series contract	32,047.486	3,638.424	9,713.649	25,972.261
Balanced Fund - 1.70% series contract	813.649	224.665	280.054	758.260
Balanced Fund - 1.80% series contract	1,456.119	0.000	0.000	1,456.119
Capital Appreciation Fund - 1.40% series contract	27,015.172	7,873.969	3,444.205	31,444.936
Capital Appreciation Fund - 1.50% series contract	46.824	0.000	0.000	46.824
Capital Appreciation Fund - 1.65% series contract	13,837.985	3,009.576	3,870.801	12,976.760
Capital Appreciation Fund - 1.70% series contract	1,004.401	34.543	0.179	1,038.765
Capital Appreciation Fund - 1.80% series contract	1,009.105	0.000	0.000	1,009.105
Global Securities Fund - 1.40% series contract	43,587.810	15,815.180	8,695.562	50,707.428
Global Securities Fund - 1.50% series contract	37.689	0.000	0.000	37.689
Global Securities Fund - 1.65% series contract	14,334.908	4,766.447	5,855.099	13,246.256
Global Securities Fund - 1.70% series contract	1,143.828	104.433	108.840	1,139.421
Global Securities Fund - 1.80% series contract	1,177.800	103.879	547.086	734.593
Main Street Fund - 1.40% series contract	29,384.725	29,710.241	4,753.748	54,341.218
Main Street Fund - 1.50% series contract	59.107	0.000	0.000	59.107
Main Street Fund - 1.65% series contract	9,545.017	4,135.755	5,116.905	8,563.867
Main Street Fund - 1.70% series contract	102.473	48.163	143.360	7.276
Main Street Fund - 1.80% series contract	1,417.726	2.896	145.168	1,275.454
Main Street Small Cap Fund - 1.40% series contract	48,567.463	25,473.678	8,023.799	66,017.342
Main Street Small Cap Fund - 1.50% series contract	37.351	0.000	0.000	37.351
Main Street Small Cap Fund - 1.65% series contract	11,564.509	3,250.466	3,035.640	11,779.335
Main Street Small Cap Fund - 1.70% series contract	2,742.484	254.189	221.569	2,775.104
Main Street Small Cap Fund - 1.80% series contract	3,676.857	777.116	0.000	4,453.973

16

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.40% series contract	7,258.780	701.363	284.491	7,675.652
Large Cap Growth Portfolio - 1.65% series contract	1,355.534	0.000	0.218	1,355.316
Large Cap Growth Portfolio - 1.70% series contract	1,848.171	41.170	0.000	1,889.341
Large Cap Growth Portfolio - 1.80% series contract	59.461	0.000	0.000	59.461
Mid Cap Value Portfolio - 1.40% series contract	61,150.493	11,929.465	7,642.454	65,437.504
Mid Cap Value Portfolio - 1.65% series contract	15,110.438	1,099.261	6,016.864	10,192.835
Mid Cap Value Portfolio - 1.70% series contract	912.363	128.434	112.968	927.829
Mid Cap Value Portfolio - 1.80% series contract	100.507	28.950	0.000	129.457
Select Value Portfolio - 1.40% series contract	11,177.562	1,641.788	2,195.920	10,623.430
Select Value Portfolio - 1.65% series contract	6,115.630	0.316	2,184.896	3,931.050
Select Value Portfolio - 1.70% series contract	1,718.287	341.720	125.852	1,934.155
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.40% series contract	52,762.918	21,062.302	19,793.794	54,031.426
High Yield Portfolio - 1.65% series contract	14,501.158	4,893.610	9,121.609	10,273.159
High Yield Portfolio - 1.70% series contract	3,687.795	847.336	1,603.239	2,931.892
High Yield Portfolio - 1.80% series contract	655.395	1,407.954	1,363.278	700.071
Real Return Portfolio - 1.40% series contract	274,255.690	27,782.982	88,389.075	213,649.597
Real Return Portfolio - 1.50% series contract	935.943	0.000	0.000	935.943
Real Return Portfolio - 1.65% series contract	58,154.013	3,150.707	16,530.651	44,774.069
Real Return Portfolio - 1.70% series contract	3,132.369	1,256.821	625.881	3,763.309
Real Return Portfolio - 1.80% series contract	3,864.997	46.113	347.395	3,563.715
Total Return Portfolio - 1.40% series contract	71,007.383	160,333.733	15,940.172	215,400.944
Total Return Portfolio - 1.50% series contract	55.007	0.000	0.000	55.007
Total Return Portfolio - 1.65% series contract	45,122.257	1,660.812	11,211.374	35,571.695
Total Return Portfolio - 1.70% series contract	3,594.770	489.135	183.609	3,900.296
Total Return Portfolio - 1.80% series contract	2,069.252	49.176	373.455	1,744.973
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	21,312.472	32,043.249	3,627.712	49,728.009
Sector Rotation Fund - 1.65% series contract	8,475.522	5,458.642	1,528.620	12,405.544
Sector Rotation Fund - 1.70% series contract	2,612.479	326.367	626.480	2,312.366
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.40% series contract	30,807.492	9,112.500	5,494.191	34,425.801
Core Plus Fixed Income Portfolio - 1.50% series contract	56.179	0.000	0.000	56.179
Core Plus Fixed Income Portfolio - 1.65% series contract	8,742.025	21.485	3,738.723	5,024.787
Core Plus Fixed Income Portfolio - 1.70% series contract	669.858	288.201	222.476	735.583
Core Plus Fixed Income Portfolio - 1.80% series contract	1,191.365	0.000	0.000	1,191.365
Mid-Cap Growth Portfolio - 1.40% series contract	0.000	10,798.480	25.809	10,772.671
Mid-Cap Growth Portfolio - 1.65% series contract	0.000	1,220.709	12.226	1,208.483
Mid-Cap Growth Portfolio - 1.70% series contract	0.000	47.730	0.000	47.730
U.S. Mid Cap Value Portfolio - 1.40% series contract	115,346.825	39,112.164	35,080.641	119,378.348
U.S. Mid Cap Value Portfolio - 1.50% series contract	19.127	0.000	0.000	19.127
U.S. Mid Cap Value Portfolio - 1.65% series contract	13,931.022	12,645.506	4,577.796	21,998.732
U.S. Mid Cap Value Portfolio - 1.70% series contract	1,497.395	317.054	605.602	1,208.847
U.S. Mid Cap Value Portfolio - 1.80% series contract	431.571	622.885	622.884	431.572
U.S. Real Estate Portfolio - 1.40% series contract	287,845.999	100,758.172	108,915.442	279,688.729
U.S. Real Estate Portfolio - 1.65% series contract	25,509.079	9,609.524	7,156.134	27,962.469
U.S. Real Estate Portfolio - 1.70% series contract	3,837.274	525.160	1,639.856	2,722.578
U.S. Real Estate Portfolio - 1.80% series contract	321.823	26.498	181.829	166.492
Value Portfolio - 1.40% series contract	158,613.034	112,842.201	67,482.228	203,973.007
Value Portfolio - 1.50% series contract	21.309	0.000	0.000	21.309
Value Portfolio - 1.65% series contract	36,976.102	21,258.873	6,275.639	51,959.336
Value Portfolio - 1.70% series contract	1,792.521	323.875	485.663	1,630.733
Value Portfolio - 1.80% series contract	1,985.713	317.580	1,297.009	1,006.284
Wilshire Variable Insurance Trust:
2010 Moderate Fund - 1.40% series contract	0.000	19.782	9.991	9.791
2010 Moderate Fund - 1.65% series contract	0.000	19.783	9.991	9.792
2010 Moderate Fund - 1.70% series contract	0.000	1,468.069	553.987	914.082
2015 Moderate Fund - 1.40% series contract	0.000	8,861.886	3,524.394	5,337.492
2015 Moderate Fund - 1.65% series contract	0.000	1,496.654	15.231	1,481.423
2015 Moderate Fund - 1.70% series contract	0.000	368.626	1.924	366.702
2025 Moderate Fund - 1.40% series contract	0.000	4,264.493	12.038	4,252.455
2025 Moderate Fund - 1.65% series contract	0.000	19.784	9.991	9.793
2025 Moderate Fund - 1.70% series contract	0.000	15.411	0.000	15.411
2035 Moderate Fund - 1.40% series contract	0.000	4,850.436	10.385	4,840.051
2035 Moderate Fund - 1.65% series contract	0.000	21.162	9.982	11.180
2045 Moderate Fund - 1.40% series contract	0.000	1,375.955	13.231	1,362.724
2045 Moderate Fund - 1.65% series contract	0.000	21.163	9.984	11.179

17

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund - 1.40% series contract	0.000	25,105.190	855.479	24,249.711
Core Equity Fund - 1.65% series contract	0.000	5,462.265	126.705	5,335.560
Core Equity Fund - 1.70% series contract	0.000	295.955	0.000	295.955
Core Equity Fund - 1.80% series contract	0.000	585.856	0.000	585.856
Core Stock Fund - 1.40% series contract	15,446.836	1,832.093	17,278.929	0.000
Core Stock Fund - 1.65% series contract	4,282.981	173.807	4,456.788	0.000
Core Stock Fund - 1.70% series contract	231.811	0.000	231.811	0.000
Core Stock Fund - 1.80% series contract	366.763	23.976	390.739	0.000
Financial Services Fund - 1.40% series contract	9,674.333	4,987.492	1,339.411	13,322.414
Financial Services Fund - 1.65% series contract	1,951.469	4,172.957	406.656	5,717.770
Financial Services Fund - 1.70% series contract	129.058	0.000	0.203	128.855
Global Health Care Fund - 1.40% series contract	30,012.123	60,915.444	5,108.800	85,818.767
Global Health Care Fund - 1.65% series contract	3,122.693	334.054	117.212	3,339.535
Global Health Care Fund - 1.70% series contract	1,445.566	388.380	97.164	1,736.782
Global Health Care Fund - 1.80% series contract	60.719	0.000	0.000	60.719
Small Cap Growth Fund - 1.40% series contract	17,970.659	4,501.753	12,452.126	10,020.286
Small Cap Growth Fund - 1.65% series contract	4,059.200	1,742.203	25.408	5,775.995
Small Cap Growth Fund - 1.70% series contract	935.199	111.982	0.201	1,046.980
Small Cap Growth Fund - 1.80% series contract	128.055	33.921	0.000	161.976
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund - 1.40% series contract	9,744.322	40,529.623	968.044	49,305.901
Capital Development Fund - 1.65% series contract	3,421.356	9,131.062	0.305	12,552.113
Capital Development Fund - 1.70% series contract	0.000	864.950	0.000	864.950
Capital Development Fund - 1.80% series contract	0.000	501.596	0.000	501.596
Government Securities Fund - 1.40% series contract	19,096.109	13,004.729	7,609.889	24,490.949
Government Securities Fund - 1.65% series contract	3,193.093	2,235.044	1,147.348	4,280.789
Government Securities Fund - 1.70% series contract	1,878.037	560.208	620.760	1,817.485
Government Securities Fund - 1.80% series contract	1,010.427	0.000	1,010.427	0.000
Mid Cap Core Equity Fund - 1.40% series contract	12,784.322	6,775.553	1,402.906	18,156.969
Mid Cap Core Equity Fund - 1.50% series contract	21.382	0.000	0.000	21.382
Mid Cap Core Equity Fund - 1.65% series contract	2,278.236	1,849.216	513.899	3,613.553
Mid Cap Core Equity Fund - 1.70% series contract	209.529	46.498	0.000	256.027
Small Cap Equity Fund II - 1.40% series contract	600.688	4,100.019	81.579	4,619.128
Small Cap Equity Fund II - 1.65% series contract	132.231	628.059	0.155	760.135
Utilities Fund - 1.40% series contract	12,876.573	70,308.876	4,736.349	78,449.100
Utilities Fund - 1.65% series contract	3,273.578	12,176.072	1,061.037	14,388.613
Utilities Fund - 1.70% series contract	238.465	471.426	0.000	709.891
Utilities Fund - 1.80% series contract	0.000	189.918	0.000	189.918
American Century Variable Portfolios — Class I:
Vista Fund - 1.40% series contract	1,985.344	20,684.787	412.657	22,257.474
Vista Fund - 1.65% series contract	2,801.207	12,932.044	964.924	14,768.327
Vista Fund - 1.70% series contract	0.000	826.971	0.000	826.971
Vista Fund - 1.80% series contract	0.000	86.378	0.000	86.378
American Century Variable Portfolios — Class II:
Large Company Value Fund - 1.40% series contract	3,344.811	21,902.415	531.084	24,716.142
Large Company Value Fund - 1.50% series contract	29.661	0.000	0.000	29.661
Large Company Value Fund - 1.65% series contract	1,132.847	4,582.631	475.560	5,239.918
Mid Cap Value Fund - 1.40% series contract	6,503.783	4,275.940	748.225	10,031.498
Mid Cap Value Fund - 1.65% series contract	5,297.819	2,167.451	560.531	6,904.739
Ultra Fund - 1.40% series contract	2,506.898	1,521.675	50.602	3,977.971
Ultra Fund - 1.65% series contract	3,249.274	29.287	1,656.614	1,621.947
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. - 1.40% series contract	15,657.483	12,578.183	1,675.362	26,560.304
Socially Responsible Growth Fund, Inc. - 1.65% series contract	2,068.266	61.757	339.196	1,790.827
Socially Responsible Growth Fund, Inc. - 1.70% series contract	4,547.168	794.905	455.141	4,886.932
Stock Index Fund, Inc. - 1.40% series contract	534,136.515	221,482.362	167,010.856	588,608.021
Stock Index Fund, Inc. - 1.65% series contract	50,851.493	3,033.787	6,238.014	47,647.266
Stock Index Fund, Inc. - 1.70% series contract	2,874.230	48.716	0.000	2,922.946
Stock Index Fund, Inc. - 1.80% series contract	343.948	84.686	0.000	428.634
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio - 1.40% series contract	497.463	14,607.892	26.348	15,079.007
Technology Growth Portfolio - 1.65% series contract	0.000	1,668.274	0.000	1,668.274
Technology Growth Portfolio - 1.70% series contract	0.000	371.542	0.000	371.542
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio - 1.40% series contract	116,327.670	194,114.730	170,299.262	140,143.138
Money Market Portfolio - 1.65% series contract	38,815.369	36,192.164	36,272.585	38,734.948
Money Market Portfolio - 1.70% series contract	20,284.976	10,006.605	12,508.428	17,783.153
Money Market Portfolio - 1.80% series contract	0.021	0.000	0.021	0.000
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio - 1.40% series contract	29,869.988	7,327.889	4,013.981	33,183.896
Appreciation Portfolio - 1.50% series contract	51.843	0.000	0.000	51.843
Appreciation Portfolio - 1.65% series contract	12,195.776	4,542.978	2,269.520	14,469.234
Appreciation Portfolio - 1.70% series contract	1,888.666	389.023	14.204	2,263.485
Appreciation Portfolio - 1.80% series contract	719.599	212.067	0.000	931.666

18

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
Janus Aspen Series — Service Shares:
Balanced Portfolio - 1.40% series contract	102,587.598	27,788.204	13,516.041	116,859.761
Balanced Portfolio - 1.65% series contract	48,567.258	3,930.085	11,856.611	40,640.732
Balanced Portfolio - 1.70% series contract	5,908.460	1,251.786	862.205	6,298.041
Balanced Portfolio - 1.80% series contract	714.692	205.925	0.000	920.617
International Growth Portfolio - 1.40% series contract	4,042.915	31,687.231	1,227.502	34,502.644
International Growth Portfolio - 1.65% series contract	4,442.723	16,095.195	8,154.039	12,383.879
International Growth Portfolio - 1.70% series contract	583.196	135.578	195.782	522.992
International Growth Portfolio - 1.80% series contract	402.609	502.525	446.887	458.247
Large Cap Growth Portfolio - 1.40% series contract	18,826.052	9,961.142	1,860.240	26,926.954
Large Cap Growth Portfolio - 1.65% series contract	8,706.867	417.888	15.772	9,108.983
Large Cap Growth Portfolio - 1.70% series contract	480.968	440.164	0.000	921.132
Mid Cap Growth Portfolio - 1.40% series contract	8,733.851	5,242.946	871.159	13,105.638
Mid Cap Growth Portfolio - 1.65% series contract	1,027.770	1,110.406	589.856	1,548.320
Mid Cap Growth Portfolio - 1.70% series contract	583.357	62.985	425.755	220.587
Mid Cap Growth Portfolio - 1.80% series contract	450.808	251.269	438.702	263.375
INTECH Risk-Managed Core Portfolio - 1.40% series contract	4,637.372	1,875.545	101.387	6,411.530
Worldwide Growth Portfolio - 1.40% series contract	10,485.439	2,375.430	1,457.217	11,403.652
Worldwide Growth Portfolio - 1.65% series contract	1,987.708	53.641	400.380	1,640.969
Worldwide Growth Portfolio - 1.70% series contract	624.332	106.928	0.223	731.037
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio - 1.40% series contract	11,682.383	2,894.126	1,342.788	13,233.721
Fasciano Portfolio - 1.65% series contract	632.528	246.652	54.666	824.514
Fasciano Portfolio - 1.70% series contract	1,191.092	228.284	116.926	1,302.450
Guardian Portfolio - 1.40% series contract	16,277.456	21,219.061	912.692	36,583.825
Guardian Portfolio - 1.65% series contract	2,420.006	321.519	109.754	2,631.771
Guardian Portfolio - 1.70% series contract	468.856	318.462	80.277	707.041
Guardian Portfolio - 1.80% series contract	341.686	1,345.710	1,129.214	558.182
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund - 1.40% series contract	22,442.978	13,667.772	1,629.704	34,481.046
Balanced Fund - 1.65% series contract	32,692.009	9,772.452	10,416.975	32,047.486
Balanced Fund - 1.70% series contract	949.326	234.508	370.185	813.649
Balanced Fund - 1.80% series contract	1,546.079	17.959	107.919	1,456.119
Capital Appreciation Fund - 1.40% series contract	27,584.174	9,106.398	9,675.400	27,015.172
Capital Appreciation Fund - 1.50% series contract	46.824	0.000	0.000	46.824
Capital Appreciation Fund - 1.65% series contract	13,590.400	5,499.694	5,252.109	13,837.985
Capital Appreciation Fund - 1.70% series contract	1,006.453	86.134	88.186	1,004.401
Capital Appreciation Fund - 1.80% series contract	1,232.587	44.983	268.465	1,009.105
Capital Appreciation Fund - 1.90% series contract	197.524	0.000	197.524	0.000
Global Securities Fund - 1.40% series contract	23,060.748	23,180.758	2,653.696	43,587.810
Global Securities Fund - 1.50% series contract	37.689	0.000	0.000	37.689
Global Securities Fund - 1.65% series contract	14,113.886	7,955.743	7,734.721	14,334.908
Global Securities Fund - 1.70% series contract	1,112.941	115.782	84.895	1,143.828
Global Securities Fund - 1.80% series contract	970.912	407.023	200.135	1,177.800
Global Securities Fund - 1.90% series contract	166.455	0.000	166.455	0.000
Main Street Fund - 1.40% series contract	15,088.205	16,210.383	1,913.863	29,384.725
Main Street Fund - 1.50% series contract	59.107	0.000	0.000	59.107
Main Street Fund - 1.65% series contract	7,879.071	5,283.734	3,617.788	9,545.017
Main Street Fund - 1.70% series contract	49.887	52.586	0.000	102.473
Main Street Fund - 1.80% series contract	1,388.442	31.061	1.777	1,417.726
Main Street Fund - 1.90% series contract	247.726	0.000	247.726	0.000
Main Street Small Cap Fund - 1.40% series contract	30,309.279	20,416.218	2,158.034	48,567.463
Main Street Small Cap Fund - 1.50% series contract	37.351	0.000	0.000	37.351
Main Street Small Cap Fund - 1.65% series contract	12,885.297	2,488.054	3,808.842	11,564.509
Main Street Small Cap Fund - 1.70% series contract	2,480.815	366.708	105.039	2,742.484
Main Street Small Cap Fund - 1.80% series contract	3,199.274	677.007	199.424	3,676.857
Main Street Small Cap Fund - 1.90% series contract	159.452	0.000	159.452	0.000

19

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
Old Mutual Insurance Series Fund, Inc.:
Columbus Technology & Communications Portfolio - 1.40% series contract	10,057.036	2,076.349	12,133.385	0.000
Columbus Technology & Communications Portfolio - 1.65% series contract	1,388.067	93.673	1,481.740	0.000
Columbus Technology & Communications Portfolio - 1.70% series contract	227.823	42.798	270.621	0.000
Large Cap Growth Portfolio - 1.40% series contract	7,264.014	1,357.957	1,363.191	7,258.780
Large Cap Growth Portfolio - 1.65% series contract	1,433.707	0.000	78.173	1,355.534
Large Cap Growth Portfolio - 1.70% series contract	1,716.469	131.702	0.000	1,848.171
Large Cap Growth Portfolio - 1.80% series contract	59.461	0.000	0.000	59.461
Mid Cap Value Portfolio - 1.40% series contract	57,616.098	9,439.395	5,905.000	61,150.493
Mid Cap Value Portfolio - 1.65% series contract	17,026.109	1,848.181	3,763.852	15,110.438
Mid Cap Value Portfolio - 1.70% series contract	840.419	96.469	24.525	912.363
Mid Cap Value Portfolio - 1.80% series contract	67.553	32.954	0.000	100.507
Select Value Portfolio - 1.40% series contract	9,162.474	3,207.402	1,192.314	11,177.562
Select Value Portfolio - 1.65% series contract	6,341.041	213.949	439.360	6,115.630
Select Value Portfolio - 1.70% series contract	1,479.002	239.285	0.000	1,718.287
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.40% series contract	42,210.941	14,841.804	4,289.827	52,762.918
High Yield Portfolio - 1.65% series contract	20,069.807	4,569.549	10,138.198	14,501.158
High Yield Portfolio - 1.70% series contract	3,869.429	937.738	1,119.372	3,687.795
High Yield Portfolio - 1.80% series contract	0.000	1,208.069	552.674	655.395
Real Return Portfolio - 1.40% series contract	326,635.119	112,743.154	165,122.583	274,255.690
Real Return Portfolio - 1.50% series contract	935.943	0.000	0.000	935.943
Real Return Portfolio - 1.65% series contract	56,915.137	9,686.196	8,447.320	58,154.013
Real Return Portfolio - 1.70% series contract	3,770.925	826.650	1,465.206	3,132.369
Real Return Portfolio - 1.80% series contract	3,785.676	79.321	0.000	3,864.997
Total Return Portfolio - 1.40% series contract	66,923.627	25,714.089	21,630.333	71,007.383
Total Return Portfolio - 1.50% series contract	55.007	0.000	0.000	55.007
Total Return Portfolio - 1.65% series contract	45,620.040	5,287.582	5,785.365	45,122.257
Total Return Portfolio - 1.70% series contract	3,246.608	511.908	163.746	3,594.770
Total Return Portfolio - 1.80% series contract	1,983.281	85.971	0.000	2,069.252
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	13,376.790	9,314.109	1,378.427	21,312.472
Sector Rotation Fund - 1.65% series contract	2,158.365	6,317.677	0.520	8,475.522
Sector Rotation Fund - 1.70% series contract	2,555.637	472.600	415.758	2,612.479
Sector Rotation Fund - 1.80% series contract	156.306	30.363	186.669	0.000
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.40% series contract	28,372.456	9,453.752	7,018.716	30,807.492
Core Plus Fixed Income Portfolio - 1.50% series contract	56.179	0.000	0.000	56.179
Core Plus Fixed Income Portfolio - 1.65% series contract	10,694.220	2,826.199	4,778.394	8,742.025
Core Plus Fixed Income Portfolio - 1.70% series contract	1,005.147	432.083	767.372	669.858
Core Plus Fixed Income Portfolio - 1.80% series contract	1,191.365	0.000	0.000	1,191.365
U.S. Mid Cap Value Portfolio - 1.40% series contract	21,983.706	107,921.022	14,557.903	115,346.825
U.S. Mid Cap Value Portfolio - 1.50% series contract	19.127	0.000	0.000	19.127
U.S. Mid Cap Value Portfolio - 1.65% series contract	7,780.954	8,477.213	2,327.145	13,931.022
U.S. Mid Cap Value Portfolio - 1.70% series contract	2,160.685	290.372	953.662	1,497.395
U.S. Mid Cap Value Portfolio - 1.80% series contract	431.569	690.152	690.150	431.571
U.S. Mid Cap Value Portfolio - 1.90% series contract	165.782	0.000	165.782	0.000
U.S. Real Estate Portfolio - 1.40% series contract	155,657.553	164,491.427	32,302.981	287,845.999
U.S. Real Estate Portfolio - 1.65% series contract	18,747.212	11,800.945	5,039.078	25,509.079
U.S. Real Estate Portfolio - 1.70% series contract	4,102.660	1,010.118	1,275.504	3,837.274
U.S. Real Estate Portfolio - 1.80% series contract	122.973	198.850	0.000	321.823
Value Portfolio - 1.40% series contract	66,896.688	102,210.264	10,493.918	158,613.034
Value Portfolio - 1.50% series contract	21.309	0.000	0.000	21.309
Value Portfolio - 1.65% series contract	18,539.211	21,467.764	3,030.873	36,976.102
Value Portfolio - 1.70% series contract	1,648.369	215.663	71.511	1,792.521
Value Portfolio - 1.80% series contract	1,112.450	1,071.687	198.424	1,985.713
Wells Fargo Advantage Variable Trust:
Discovery Fund II - 1.40% series contract	9,401.634	2,675.028	12,076.662	0.000
Discovery Fund II - 1.65% series contract	4,317.487	100.165	4,417.652	0.000
Discovery Fund II - 1.70% series contract	744.671	68.533	813.204	0.000
Discovery Fund II - 1.80% series contract	79.670	0.000	79.670	0.000
Opportunity Fund II - 1.40% series contract	49,772.048	7,077.123	56,849.171	0.000
Opportunity Fund II - 1.65% series contract	8,565.656	826.559	9,392.215	0.000
Opportunity Fund II - 1.70% series contract	1,043.955	222.474	1,266.429	0.000
Opportunity Fund II - 1.80% series contract	574.175	139.869	714.044	0.000

20

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2007				Year Ended December 31, 2007
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	36	$11.447537	$11.525903	$414	1.24%	1.40%	1.80%	6.16%	6.60%
Financial Services Fund	21	11.790535	11.984818	247	1.90%	1.40%	1.70%	-23.55%	-23.31%
Global Health Care Fund	87	14.921861	15.250844	1,327	0.00%	1.40%	1.80%	9.83%	10.28%
Small Cap Equity Fund (**)	43	9.705946	9.732791	414	0.08%	1.40%	1.80%	-2.94%	-2.67%
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	75	18.552248	18.961204	1,421	0.00%	1.40%	1.80%	8.55%	8.99%
Government Securities Fund	45	10.885526	11.064895	494	4.39%	1.40%	1.70%	4.29%	4.61%
Mid Cap Core Equity Fund	26	17.043674	17.324473	456	0.06%	1.40%	1.70%	7.42%	7.75%
Utilities Fund	114	19.573671	19.867972	2,254	2.22%	1.40%	1.80%	18.15%	18.63%
American Century Variable Portfolios — Class I:
Vista Fund	64	16.219699	16.424171	1,043	0.00%	1.40%	1.80%	37.25%	37.81%
American Century Variable Portfolios — Class II:
Large Company Value Fund	74	12.297133	12.393735	921	0.26%	1.40%	1.65%	-2.98%	-2.74%
Mid Cap Value Fund	23	12.843559	12.944432	291	0.59%	1.40%	1.65%	-4.04%	-3.80%
Ultra Fund	6	11.750498	11.842813	72	0.00%	1.40%	1.65%	18.84%	19.14%
Calamos Advisors Trust:
Growth and Income Portfolio (*)	19	10.390856	10.412111	201	0.90%	1.40%	1.70%	3.91%	4.12%
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	10	9.915583	9.935864	101	2.13%	1.40%	1.70%	-0.84%	-0.64%
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	41	13.886525	14.115350	575	0.26%	1.40%	1.70%	5.66%	5.98%
Stock Index Fund, Inc.	731	15.704157	16.050344	11,725	1.58%	1.40%	1.80%	3.09%	3.51%
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	22	11.972196	12.085181	272	0.00%	1.40%	1.70%	12.76%	13.11%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	1	9.282133	9.297957	13	0.00%	1.40%	1.65%	-7.18%	-7.02%
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	300	1.040491	1.062268	317	4.24%	1.40%	1.80%	2.89%	3.24%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	51	14.203655	14.516747	739	1.37%	1.40%	1.80%	4.92%	5.35%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	31	10.073382	10.093988	317	0.00%	1.40%	1.70%	0.73%	0.94%
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	7	10.310689	10.331779	69	0.00%	1.40%	1.70%	3.11%	3.32%
Ibbotson Growth ETF Asset Allocation Portfolio (*)	34	9.974504	9.994910	339	0.00%	1.40%	1.70%	-0.25%	-0.05%
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	12	10.172244	10.193054	119	0.00%	1.40%	1.70%	1.72%	1.93%
Franklin Templeton Variable Insurance Products Trust — Class II:
Foreign Securities Fund (*)	42	10.654555	10.683643	445	0.01%	1.40%	1.80%	6.55%	6.84%
Janus Aspen Series — Service Shares:
Balanced Portfolio	174	14.566355	14.887467	2,583	2.35%	1.40%	1.80%	8.29%	8.73%
International Growth Portfolio	105	24.479230	24.787670	2,589	0.48%	1.40%	1.80%	25.70%	26.22%
Large Cap Growth Portfolio	45	15.746602	16.093765	723	0.62%	1.40%	1.80%	12.72%	13.18%
Mid Cap Growth Portfolio	23	22.195241	22.684432	526	0.07%	1.40%	1.80%	19.54%	20.03%
INTECH Risk-Managed Core Portfolio	8	12.720488	12.820413	108	0.54%	1.40%	1.65%	4.37%	4.64%
Worldwide Growth Portfolio	14	15.042227	15.290105	210	0.59%	1.40%	1.70%	7.50%	7.82%
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	18	13.788830	14.016051	248	0.00%	1.40%	1.70%	-1.20%	-0.90%
Guardian Portfolio	49	17.160312	17.538603	857	0.29%	1.40%	1.80%	5.20%	5.63%
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	74	15.108425	15.441489	1,135	2.33%	1.40%	1.80%	1.61%	2.03%
Capital Appreciation Fund	47	16.049263	16.403071	759	0.01%	1.40%	1.80%	11.80%	12.26%
Global Securities Fund	66	20.660063	21.115403	1,386	1.06%	1.40%	1.80%	4.16%	4.59%
Main Street Fund	64	12.380440	12.536531	804	0.68%	1.40%	1.80%	2.27%	2.69%
Main Street Small Cap Fund	85	18.518740	18.926901	1,604	0.15%	1.40%	1.80%	-3.18%	-2.78%
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	11	16.070477	16.424743	180	0.15%	1.40%	1.80%	17.44%	17.92%
Mid Cap Value Portfolio	77	17.212947	17.592387	1,346	0.00%	1.40%	1.80%	-0.21%	0.20%
Select Value Portfolio	16	14.495294	14.734090	242	1.20%	1.40%	1.70%	3.71%	4.03%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	68	15.787991	16.136017	1,093	7.20%	1.40%	1.80%	1.64%	2.06%
Real Return Portfolio	267	13.144768	13.434606	3,573	4.54%	1.40%	1.80%	8.66%	9.11%
Total Return Portfolio	257	12.177148	12.445605	3,187	3.35%	1.40%	1.80%	6.79%	7.23%
Rydex Variable Trust:
Sector Rotation Fund	64	18.566282	18.872120	1,212	0.00%	1.40%	1.70%	20.65%	21.02%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	41	11.688802	11.946516	494	3.78%	1.40%	1.80%	3.54%	3.97%
Mid-Cap Growth Portfolio (*)	12	11.226671	11.249638	135	0.00%	1.40%	1.70%	12.27%	12.50%
U.S. Mid Cap Value Portfolio	143	20.800124	21.258576	3,034	0.71%	1.40%	1.80%	5.89%	6.33%
U.S. Real Estate Portfolio	311	21.780726	22.260722	6,903	1.40%	1.40%	1.80%	-18.57%	-18.24%
Value Portfolio	259	16.286261	16.645229	4,292	2.38%	1.40%	1.80%	-4.82%	-4.43%
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	1	10.011181	10.031655	9	0.36%	1.40%	1.70%	0.11%	0.32%
2015 Moderate Fund (*)	7	9.987179	10.007599	72	0.86%	1.40%	1.70%	-0.13%	0.08%
2025 Moderate Fund (*)	4	9.950280	9.970642	43	0.61%	1.40%	1.70%	-0.50%	-0.29%
2035 Moderate Fund (*)	5	9.904116	9.921001	48	0.07%	1.40%	1.65%	-0.96%	-0.79%
2045 Moderate Fund (*)	1	9.789773	9.806456	13	0.00%	1.40%	1.65%	-2.10%	-1.94%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from May 01, 2007 (commencement of operations) to December 31, 2007.

(**)	Period from April 30, 2007 (commencement of operations) to December 31, 2007.

21

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2006				Year Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund (*)	30	$10.783238	$10.812798	$329	1.06%	1.40%	1.80%	7.83%	8.13%
Financial Services Fund	19	15.421877	15.628052	299	1.90%	1.40%	1.70%	14.47%	14.82%
Global Health Care Fund	91	13.586178	13.829114	1,257	0.00%	1.40%	1.80%	3.35%	3.76%
Small Cap Growth Fund	17	16.699685	16.998228	288	0.00%	1.40%	1.80%	12.08%	12.53%
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund	63	17.091462	17.397009	1,097	0.00%	1.40%	1.80%	14.17%	14.63%
Government Securities Fund	31	10.437538	10.577119	323	4.07%	1.40%	1.70%	1.53%	1.84%
Mid Cap Core Equity Fund	22	15.866901	16.079023	354	0.83%	1.40%	1.70%	9.10%	9.43%
Small Cap Equity Fund II	5	12.445631	12.511427	67	0.00%	1.40%	1.65%	15.19%	15.48%
Utilities Fund	94	16.567229	16.747843	1,568	5.35%	1.40%	1.80%	23.00%	23.50%
American Century Variable Portfolios — Class I:
Vista Fund	38	11.818046	11.918299	451	0.00%	1.40%	1.80%	7.05%	7.48%
American Century Variable Portfolios — Class II:
Large Company Value Fund	30	12.675321	12.742340	382	0.01%	1.40%	1.65%	17.81%	18.11%
Mid Cap Value Fund	17	13.384899	13.455651	227	0.57%	1.40%	1.65%	18.25%	18.55%
Ultra Fund	6	9.887850	9.940157	56	0.00%	1.40%	1.65%	-4.98%	-4.74%
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	197	1.015829	1.028959	202	6.29%	1.40%	1.70%	2.80%	3.07%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	51	13.537833	13.779847	699	1.30%	1.40%	1.80%	14.12%	14.58%
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	17	10.616963	10.684409	183	0.00%	1.40%	1.70%	2.54%	2.85%
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	33	13.143017	13.318763	442	0.00%	1.40%	1.70%	7.11%	7.44%
Stock Index Fund, Inc.	640	15.233256	15.505594	9,909	1.34%	1.40%	1.80%	13.14%	13.60%
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio	15	18.567217	18.899114	286	0.00%	1.40%	1.80%	11.27%	11.72%
Balanced Portfolio	165	13.451049	13.691550	2,248	1.96%	1.40%	1.80%	8.43%	8.87%
Large Cap Growth Portfolio	37	14.031747	14.219388	524	0.30%	1.40%	1.70%	9.25%	9.58%
International Growth Portfolio	48	19.473934	19.638980	939	2.10%	1.40%	1.80%	44.00%	44.58%
INTECH Risk-Managed Core Portfolio	6	12.252057	12.252057	79	0.13%	1.40%	1.40%	9.22%	9.22%
Worldwide Growth Portfolio	14	13.993415	14.180534	195	1.58%	1.40%	1.70%	15.94%	16.29%
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	15	13.956819	14.143428	217	0.00%	1.40%	1.70%	3.47%	3.78%
Guardian Portfolio	40	16.311990	16.603619	671	0.79%	1.40%	1.80%	10.99%	11.44%
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation Fund	43	14.355500	14.612162	624	0.20%	1.40%	1.80%	5.75%	6.18%
Global Securities Fund	60	19.834686	20.189203	1,213	0.72%	1.40%	1.80%	15.26%	15.73%
Main Street Fund	41	12.106004	12.208666	494	0.87%	1.40%	1.80%	12.70%	13.16%
Main Street Small Cap Fund	67	19.126318	19.468156	1,292	0.02%	1.40%	1.80%	12.60%	13.06%
Balanced Fund	69	14.868562	15.134385	1,035	1.78%	1.40%	1.80%	8.87%	9.31%
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	11	13.684514	13.929183	146	0.00%	1.40%	1.80%	3.65%	4.07%
Mid Cap Value Portfolio	77	17.248755	17.557107	1,354	0.27%	1.40%	1.80%	9.20%	9.64%
Select Value Portfolio	19	13.976206	14.163035	268	1.52%	1.40%	1.70%	23.61%	23.98%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	72	15.533337	15.811034	1,129	6.58%	1.40%	1.80%	7.15%	7.58%
Real Return Portfolio	340	12.096736	12.313079	4,181	4.04%	1.40%	1.80%	-1.09%	-0.69%
Total Return Portfolio	122	11.402411	11.606305	1,407	4.37%	1.40%	1.80%	1.99%	2.40%
Rydex Variable Trust:
Sector Rotation Fund	32	15.388692	15.594396	503	0.00%	1.40%	1.70%	9.50%	9.83%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	41	11.288643	11.490517	475	4.51%	1.40%	1.80%	1.87%	2.28%
U.S. Mid Cap Value Portfolio	131	19.642628	19.993732	2,620	0.37%	1.40%	1.80%	18.53%	19.01%
U.S. Real Estate Portfolio	318	26.748592	27.226536	8,636	1.12%	1.40%	1.80%	35.57%	36.12%
Value Portfolio	199	17.111139	17.416985	3,465	1.68%	1.40%	1.80%	14.79%	15.26%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

22

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2005				Year Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund — Series II	13	$15.04725	$15.17636	$199	0.00%	1.40%	1.65%	7.47%	7.74%
Core Equity Fund	20	12.00392	12.16912	247	0.46%	1.40%	1.80%	1.50%	1.91%
Financial Services Fund	12	13.47258	13.61132	160	1.46%	1.40%	1.70%	4.11%	4.43%
Government Securities Fund — Series II	25	10.24532	10.38636	261	3.46%	1.40%	1.80%	-0.41%	-0.01%
Global Health Care Fund	35	13.14643	13.32738	461	0.00%	1.40%	1.80%	6.21%	6.64%
Mid Cap Core Equity Fund — Series II	15	14.54341	14.69318	224	0.33%	1.40%	1.70%	5.45%	5.77%
Small Cap Equity Fund — Series II	1	10.80429	10.83397	8	0.00%	1.40%	1.65%	6.19%	6.46%
Small Cap Growth Fund	23	14.90000	15.10504	348	0.00%	1.40%	1.80%	3.30%	3.72%
Utilities Fund — Series II	16	13.49185	13.56071	222	3.06%	1.40%	1.70%	14.58%	14.92%
American Century Investments:
Large Company Value — Class II	5	10.75907	10.78865	49	3.82%	1.40%	1.65%	3.85%	4.12%
Mid Cap Value — Class II	12	11.31933	11.35042	134	1.22%	1.40%	1.65%	7.51%	7.78%
Ultra — Class II	6	10.40590	10.43449	60	0.00%	1.40%	1.65%	0.30%	0.55%
Vista — Class I	5	11.05799	11.08836	53	0.00%	1.40%	1.65%	6.36%	6.63%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	45	11.86261	12.02588	536	0.00%	1.40%	1.80%	2.25%	2.66%
Money Market Portfolio	175	0.98462	0.99835	175	2.88%	1.40%	1.80%	0.82%	1.22%
Technology Growth	0	10.38805	10.38805	5	0.00%	1.40%	1.40%	2.34%	2.34%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. — Service Shares	22	12.27048	12.39687	275	0.00%	1.40%	1.70%	1.60%	1.91%
Stock Index Fund — Service Shares	588	13.46421	13.64952	8,022	1.43%	1.40%	1.80%	2.56%	2.98%
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio — Service Shares	11	16.68643	16.91603	182	0.00%	1.40%	1.80%	10.02%	10.46%
Balanced Portfolio — Service Shares	158	12.40490	12.57566	1,978	2.20%	1.40%	1.80%	5.73%	6.16%
Growth Portfolio — Service Shares	28	12.84382	12.97612	362	0.13%	1.40%	1.70%	2.25%	2.56%
International Growth Portfolio — Service Shares	9	13.52370	13.58322	128	1.28%	1.40%	1.80%	29.57%	30.10%
Risk-Managed Core Portfolio — Service Shares	5	11.21756	11.21756	52	11.06%	1.40%	1.40%	9.36%	9.36%
Worldwide Growth Portfolio — Service Shares	13	12.06976	12.19410	159	1.03%	1.40%	1.70%	3.78%	4.09%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	14	13.48916	13.62805	184	0.00%	1.40%	1.70%	1.15%	1.46%
AMT Guardian Portfolio — Class S	20	14.69689	14.89917	290	0.00%	1.40%	1.80%	6.21%	6.64%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	44	13.52875	13.76189	599	0.63%	1.40%	1.90%	2.88%	3.40%
Global Securities — VA Service Class	39	17.15011	17.44560	686	0.60%	1.40%	1.90%	11.90%	12.47%
Main Street Fund — VA Service Class	25	10.73011	10.78925	266	0.29%	1.40%	1.90%	3.74%	4.26%
Main Street Small Cap — VA Service Class	49	16.92795	17.21955	842	0.00%	1.40%	1.90%	7.64%	8.18%
Balanced Fund — VA Service Class	58	13.65749	13.84547	794	1.34%	1.40%	1.80%	1.81%	2.22%
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	10	13.20315	13.38486	140	0.00%	1.40%	1.80%	2.68%	3.10%
Mid Cap Value Portfolio	76	15.79611	16.01348	1,207	0.00%	1.40%	1.80%	3.81%	4.24%
Select Value Portfolio	17	11.30704	11.42348	193	2.33%	1.40%	1.70%	2.74%	3.05%
Technology & Communications Portfolio	12	14.15340	14.29913	167	0.00%	1.40%	1.70%	8.05%	8.38%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	66	14.54697	14.69680	969	6.23%	1.40%	1.70%	2.36%	2.67%
Real Return Portfolio — Administrative Class	392	12.23036	12.39874	4,854	2.77%	1.40%	1.80%	0.27%	0.67%
Total Return Portfolio — Administrative Class	118	11.18032	11.33423	1,330	3.22%	1.40%	1.80%	0.61%	1.02%
Rydex Variable Trust:
Sector Rotation Fund	18	14.00591	14.19861	258	0.00%	1.40%	1.80%	11.67%	12.12%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	41	11.08156	11.23413	463	3.75%	1.40%	1.80%	2.34%	2.76%
Mid Cap Value Portfolio	33	16.51500	16.79957	545	0.30%	1.40%	1.90%	10.18%	10.74%
U.S. Real Estate Portfolio	179	19.73048	20.00194	3,569	1.20%	1.40%	1.80%	14.95%	15.42%
Value Portfolio	88	14.90613	15.11124	1,330	1.24%	1.40%	1.80%	2.69%	3.10%
Wells Fargo Advantage Variable Trust:
Discovery Fund II (*)	15	11.32076	11.35442	165	0.00%	1.40%	1.80%	13.21%	13.54%
Opportunity Fund II (*)	60	10.86887	10.90119	653	0.00%	1.40%	1.80%	8.69%	9.01%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 8, 2005 (commencement of operations) to December 31, 2005.

23

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2004				Year Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds:
Capital Development Fund — Series II	11	$13.951134	$14.085962	$161	0.00%	1.40%	1.80%	13.20%	13.66%
Core Equity Fund	18	11.826666	11.940962	214	1.00%	1.40%	1.80%	2.37%	2.78%
Financial Services Fund	9	12.940442	13.034092	118	1.00%	1.40%	1.70%	6.83%	7.16%
Government Securities Fund — Series II	17	10.312695	10.387340	171	3.86%	1.40%	1.70%	0.53%	0.84%
Health Sciences Fund	24	12.378062	12.497716	303	0.00%	1.40%	1.80%	5.64%	6.07%
Mid Cap Core Equity Fund — Series II	11	13.791869	13.891676	154	3.03%	1.40%	1.70%	11.64%	11.98%
Small Cap Equity Fund — Series II (*)	0	10.176734	10.176734	0	0.00%	1.40%	1.40%	1.77%	1.77%
Small Cap Growth Fund	16	14.423512	14.562890	236	0.00%	1.40%	1.80%	11.85%	12.30%
Utilities Fund — Series II (**)	7	11.775494	11.799746	78	0.00%	1.40%	1.70%	17.75%	18.00%
American Century Investments:
Large Company Value — Class II (*)	0	10.362008	10.362008	0	1.96%	1.40%	1.40%	3.62%	3.62%
Mid Cap Value — Class II (*)	1	10.528682	10.530944	8	0.00%	1.40%	1.65%	5.29%	5.31%
Ultra — Class II (*)	1	10.375090	10.377323	8	0.00%	1.40%	1.65%	3.75%	3.77%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	40	11.601742	11.713889	471	1.68%	1.40%	1.80%	2.92%	3.33%
Money Market Portfolio	245	0.976603	0.986328	241	0.97%	1.40%	1.80%	-1.03%	-0.62%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	13	12.077187	12.164604	160	0.21%	1.40%	1.70%	4.14%	4.46%
Stock Index Fund — Service Shares	443	13.128249	13.255133	5,866	1.75%	1.40%	1.80%	8.37%	8.81%
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	6	15.167133	15.313707	90	0.00%	1.40%	1.80%	18.31%	18.79%
Balanced Portfolio — Service Shares	123	11.704706	11.846272	1,456	2.57%	1.40%	1.90%	6.24%	6.78%
Growth Portfolio — Service Shares	20	12.561213	12.652132	258	0.00%	1.40%	1.70%	2.44%	2.75%
International Growth Portfolio — Service Shares (*)	0	10.440624	10.440624	0	0.00%	1.40%	1.40%	4.41%	4.41%
Risk-Managed Core Portfolio — Service Shares (*)	0	10.257083	10.257083	0	1.96%	1.40%	1.40%	2.57%	2.57%
Worldwide Growth Portfolio — Service Shares	10	11.630396	11.714601	196	1.19%	1.40%	1.70%	2.76%	3.07%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	8	13.303370	13.431931	114	0.00%	1.40%	1.80%	9.87%	10.31%
AMT Guardian Portfolio — Class S	10	13.871223	13.971622	143	0.00%	1.40%	1.70%	13.59%	13.93%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	26	13.182196	13.309588	345	0.10%	1.40%	1.80%	4.70%	5.13%
Global Securities — VA Service Class	20	15.363167	15.511618	306	0.63%	1.40%	1.80%	16.75%	17.22%
Main Street Fund — VA Service Class (*)	1	10.345742	10.347969	15	0.00%	1.40%	1.65%	3.46%	3.48%
Main Street Small Cap — VA Service Class	31	15.764794	15.917104	489	0.00%	1.40%	1.80%	17.04%	17.52%
Balanced Fund — VA Service Class	27	13.446792	13.544122	365	0.67%	1.40%	1.70%	7.93%	8.26%
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	11	12.858569	12.982856	140	0.00%	1.40%	1.80%	6.99%	7.42%
Mid Cap Value Portfolio	66	15.215643	15.362687	1,017	0.00%	1.40%	1.80%	16.72%	17.19%
Select Value Portfolio	26	11.005821	11.085470	285	1.62%	1.40%	1.70%	1.11%	1.42%
Technology & Communications Portfolio	12	13.067227	13.193505	154	0.00%	1.40%	1.80%	4.51%	4.93%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	55	14.211622	14.314467	791	4.71%	1.40%	1.70%	7.71%	8.03%
Real Return Portfolio — Administrative Class	268	12.197832	12.315751	3,292	5.10%	1.40%	1.80%	6.98%	7.41%
Total Return Portfolio — Administrative Class	86	11.112118	11.219548	957	2.24%	1.40%	1.80%	3.01%	3.43%
Rydex Variable Trust:
Sector Rotation Fund	12	12.572438	12.663409	149	0.00%	1.40%	1.70%	8.84%	9.17%
Strong Funds:
Mid Cap Growth Fund II	18	14.491288	14.631350	263	0.00%	1.40%	1.80%	17.02%	17.49%
Opportunity Fund II — Advisor Series	38	15.023785	15.168952	572	0.00%	1.40%	1.80%	15.96%	16.43%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	27	10.788939	10.932545	297	3.88%	1.40%	1.95%	2.34%	2.91%
Mid Cap Value Portfolio	20	15.024944	15.170153	310	0.02%	1.40%	1.80%	12.54%	12.99%
U.S. Real Estate Portfolio	90	17.164194	17.330026	1,560	1.43%	1.40%	1.80%	33.95%	34.49%
Value Portfolio	21	14.551085	14.656386	313	1.23%	1.40%	1.70%	15.84%	16.19%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	Year ended unless otherwise noted.

(*)	Period from December 1, 2004 (commencement of operations) to December 31, 2004.

(**)	Period from April 29, 2004 (commencement of operations) to December 31, 2004.

24

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2003				Year Ended December 31, 2003
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	6	$12.324241	$12.393289	$70	0.00%	1.40%	1.80%	32.66%	33.18%
Government Securities Fund — Series II	12	10.258173	10.301240	121	4.32%	1.40%	1.70%	-0.76%	-0.47%
Mid Cap Core Equity Fund — Series II	5	12.353394	12.405251	65	0.00%	1.40%	1.70%	24.93%	25.30%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	25	11.272972	11.336144	288	1.88%	1.40%	1.80%	18.69%	19.16%
Money Market Portfolio	218	0.988237	0.992455	216	0.41%	1.40%	1.70%	-1.18%	-0.75%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	6	11.596726	11.645424	66	0.01%	1.40%	1.70%	23.65%	24.02%
Stock Index Fund — Service Shares	211	12.113878	12.181740	2,574	0.83%	1.40%	1.80%	25.79%	26.29%
Invesco Variable Investment Funds, Inc.:
Core Equity Fund	12	11.552766	11.617485	141	1.63%	1.40%	1.80%	20.43%	20.90%
Financial Services Fund	4	12.112585	12.163423	50	0.78%	1.40%	1.70%	27.42%	27.79%
Health Sciences Fund	12	11.717303	11.782958	137	0.00%	1.40%	1.80%	25.52%	26.02%
Small Cap Growth Fund	4	12.895197	12.967422	58	0.00%	1.40%	1.80%	31.07%	31.59%
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	3	12.819478	12.891285	43	0.00%	1.40%	1.80%	32.38%	32.91%
Balanced Portfolio — Service Shares	73	11.032249	11.094077	807	2.26%	1.40%	1.80%	11.71%	12.15%
Growth Portfolio — Service Shares	9	12.262520	12.313993	105	0.00%	1.40%	1.70%	29.30%	29.68%
Worldwide Growth Portfolio — Service Shares	7	11.318524	11.366047	79	0.64%	1.40%	1.70%	21.61%	21.97%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	4	12.108263	12.176094	49	0.00%	1.40%	1.80%	22.85%	23.34%
AMT Guardian Portfolio — Class S	2	12.211656	12.262935	21	0.18%	1.40%	1.70%	29.20%	29.58%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	6	12.590131	12.660665	74	0.07%	1.40%	1.80%	28.38%	28.88%
Global Securities — VA Service Class	7	13.159405	13.233117	91	0.40%	1.40%	1.80%	40.34%	40.89%
Main Street Small Cap — VA Service Class	7	13.469298	13.544731	98	0.00%	1.40%	1.80%	41.69%	42.25%
Multiple Strategies — VA Service Class	10	12.441081	12.510784	123	1.85%	1.40%	1.80%	22.48%	22.97%
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	8	12.018235	12.085570	94	0.00%	1.40%	1.80%	28.87%	29.38%
Mid Cap Value Portfolio	17	13.035682	13.108710	227	0.00%	1.40%	1.80%	31.94%	32.46%
Select Value Portfolio	12	10.884989	10.930693	127	3.59%	1.40%	1.70%	16.32%	16.66%
Technology & Communications Portfolio	6	12.520491	12.573045	71	0.00%	1.40%	1.70%	42.91%	43.33%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	12	13.176372	13.250170	158	5.27%	1.40%	1.80%	20.74%	21.21%
Real Return Portfolio — Administrative Class	149	11.402022	11.465923	1,711	1.15%	1.40%	1.80%	6.93%	7.35%
Total Return Portfolio — Administrative Class	94	10.787514	10.847977	1,014	3.44%	1.40%	1.80%	3.19%	3.59%
Rydex Variable Trust:
Sector Rotation Fund	5	11.551541	11.600015	52	0.00%	1.40%	1.70%	27.73%	28.11%
Strong Funds:
Mid Cap Growth Fund II	11	12.383778	12.453181	142	0.00%	1.40%	1.80%	31.84%	32.36%
Opportunity Fund II — Advisor Series	19	12.955643	13.028210	246	0.02%	1.40%	1.80%	34.27%	34.79%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	22	10.542228	10.623449	230	0.83%	1.40%	1.95%	2.64%	3.19%
Mid Cap Value Portfolio	13	13.351272	13.426070	177	0.00%	1.40%	1.80%	39.01%	39.56%
U.S. Real Estate Portfolio	30	12.813989	12.885769	392	0.00%	1.40%	1.80%	35.08%	35.61%
Value Portfolio	6	12.543954	12.614221	77	0.00%	1.40%	1.80%	31.71%	32.23%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

25

Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2007, 2006 and 2005
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect, wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2007 and 2006, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 9, 2008

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET
(Dollars in thousands)

	December 31
	2007	2006
ASSETS
Invested assets:
Fixed maturities:
Available for sale — at fair value (amortized cost - $927,157 and $769,506)	$921,706	$766,459
Equity securities — at fair value (cost — $18,697 and $9,496)	14,563	9,627
Policy loans	38,688	28,785
Cash and cash equivalents	49,794	80,316

Total investments	1,024,751	885,187

Accrued investment income	11,855	10,538
Unamortized insurance acquisition costs, net	158,224	132,873
Receivables from affiliates	283	—
Other assets	6,269	6,366
Variable annuity assets (separate accounts)	692,493	700,496

Total assets	$1,893,875	$1,735,460

LIABILITIES
Annuity benefits accumulated	$1,033,629	$873,286
Current and deferred federal income taxes	28,658	22,627
Accounts payable, accrued expenses, and other liabilities	11,768	22,454
Variable annuity liabilities (separate accounts)	692,493	700,496

Total liabilities	1,766,548	1,618,863

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	105,550	100,550
Retained earnings	23,827	14,515
Accumulated other comprehensive loss, net of tax	(4,550)	(968)

Total stockholder’s equity	127,327	116,597

Total liabilities and stockholder’s equity	$1,893,875	$1,735,460

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF EARNINGS
(In thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Net investment income	$54,239	$45,067	$38,975
Realized losses on investments	(1,373)	(1,068)	(472)
Annuity policy charges	15,254	14,175	13,612
Other income	1,435	1,376	1,252

Total revenues	69,555	59,550	53,367

Costs and expenses:
Annuity benefits	29,668	26,803	23,328
Insurance acquisition expenses, net	17,446	13,708	13,331
Other expenses	10,527	8,746	8,249

Total costs and expenses	57,641	49,257	44,908

Operating earnings before income taxes	11,914	10,293	8,459
Provision for income taxes	2,602	2,791	2,962

Net earnings	$9,312	$7,502	$5,497

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2007	2006	2005

Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$100,550	$100,550	$100,550
Capital contribution from parent	5,000	—	—

Balance at end of year	$105,550	$100,550	$100,550

Retained Earnings:
Balance at beginning of year	$14,515	$7,013	$1,516
Net earnings	9,312	7,502	5,497

Balance at end of year	$23,827	$14,515	$7,013

Accumulated other comprehensive (loss) income, net:
Balance at beginning of year	$(968)	$1,199	$3,330
Change in net unrealized losses on securities	(3,582)	(2,167)	(2,131)

Balance at end of year	$(4,550)	$(968)	$1,199

Comprehensive Income:
Net earnings	$9,312	$7,502	$5,497
Change in net unrealized losses during the year	(3,582)	(2,167)	(2,131)

Comprehensive income	$5,730	$5,335	$3,366

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2007	2006	2005
Cash flows from operating activities:
Net earnings	$9,312	$7,502	$5,497
Adjustments:
Benefits to annuity policyholders	29,668	26,803	23,328
Amortization of insurance acquisition costs	15,027	11,790	11,424
Depreciation and amortization	95	(470)	385
Realized losses on investments, net	1,373	1,068	472
Increase in insurance acquisition costs	(32,858)	(26,750)	(21,197)
Increase in accrued investment income	(1,317)	(1,599)	(756)
Increase in payable to affiliates, net	2,813	24,741	2,773
Increase (decrease) in other liabilities	2,164	5,833	(307)
Increase in other assets	(1,230)	(1,136)	(1,020)
Other, net	(132)	(106)	(119)

Net cash provided by operating activities	24,915	47,676	20,480

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(291,763)	(196,365)	(199,366)
Equity securities	(9,701)	(9,496)	—
Maturities and redemptions of fixed maturity investments	46,713	34,215	26,193
Sales of:
Fixed maturity investments	78,122	96,940	93,798
Equity securities	595	—	—
Increase in policy loans, net	(9,903)	(8,522)	(5,688)

Net cash used in investing activities	(185,937)	(83,228)	(85,063)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	319,271	277,237	208,267
Annuity surrenders, benefits, and withdrawals, net of separate account activity	(253,400)	(199,179)	(167,635)
Net transfers from variable annuity assets	59,629	25,764	11,367
Capital contribution from parent	5,000	—	—

Net cash provided by financing activities	130,500	103,822	51,999

Net (decrease) increase in cash and cash equivalents	(30,522)	68,270	(12,584)
Beginning cash and cash equivalents	80,316	12,046	24,630

Ending cash and cash equivalents	$49,794	$80,316	$12,046

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).
AILIC’s products include variable, fixed and fixed indexed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.
INVESTMENTS
Fixed maturity securities and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in a separate component of stockholder’s equity. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost; policy loans are carried at the aggregate unpaid balance.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of, (i) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in current earnings.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the statement of earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”
DPAC (principally commissions, advertising, underwriting, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains. DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains on marketable securities, a component of “Accumulated other comprehensive loss, net of tax” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.
Pursuant to Statement of Position (“SOP”) 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts,” reserves for two-tier annuities (annuities with different stated account values depending on whether a policyholder annuitizes, dies or surrenders) are now recorded at the lower-tier value plus additional reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”) that require payment of the upper-tier value. The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that accruals are in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margins, surrender, mortality, and variable annuity policy charges.
Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.
INCOME TAXES
Until December 31, 2005, tax payments and the recoupment (in the event of future losses) of taxes paid pursuant to an intercompany tax allocation agreement were computed on a separate company basis as determined in accordance with U.S. generally accepted accounting principles based upon the rules provided by the Internal Revenue Code of 1986 as amended.
A new intercompany tax allocation agreement was entered into effective December 31, 2005. Pursuant to the new agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the new agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.
Deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis and are measured using enacted tax rates. The Company recognizes deferred tax assets if it is more likely than not that a benefit will be realized.
BENEFIT PLANS
Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, Company employees who meet the eligibility requirements participate in that plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide health care benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
STATEMENT OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include annuity receipts, benefits and withdrawals and obtaining resources from contract owners and providing them with a return on their investments. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.
FAIR VALUES OF FINANCIAL INSTRUMENTS
The following table shows the carrying values and estimated fair value of the Company’s financial instruments at December 31 (in thousands):

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value

Assets
Fixed maturity investments	$921,706	$921,706	$766,459	$766,459
Equity securities	14,563	14,563	9,627	9,627
Variable annuity assets (separate accounts)	692,493	692,493	700,496	700,496

Liabilities
Annuity benefits accumulated	$1,033,629	$971,072	$873,286	$820,474
Variable annuity liabilities (separate accounts)	692,493	692,493	700,496	700,496
Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC’s future earnings or cash flows.
Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, and fair value of comparable securities or similar methods.
Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders’ cash surrender amount.
The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. INVESTMENTS
Fixed maturity investments at December 31 consisted of the following (in thousands):

	2007
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$30,408	$31,068	$940	$(280)
Public utilities	67,695	68,519	1,317	(493)
Mortgage-backed securities	360,729	356,719	2,110	(6,120)
All other corporate	468,325	465,400	6,160	(9,085)

	$927,157	$921,706	$10,527	$(15,978)

	2006
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$36,654	$36,964	$675	$(365)
Public utilities	69,697	70,170	1,042	(569)
Mortgage-backed securities	256,060	251,926	583	(4,717)
All other corporate	407,095	407,399	4,411	(4,107)

	$769,506	$766,459	$6,711	$(9,758)

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (in thousands):

	2007
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$278	$2,853	$2	$2,999
Public utilities	210	7,974	283	12,054
Mortgage-backed securities	1,567	65,812	4,553	172,871
All other corporate	4,549	85,226	4,536	142,746

Total fixed maturity investments	$6,604	$161,865	$9,374	$330,670

	2006
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$63	$7,883	$302	$9,893
Public utilities	323	17,920	246	10,314
Mortgage-backed securities	476	55,708	4,241	156,282
All other corporate	1,219	108,661	2,888	98,049

Total fixed maturity investments	$2,081	$190,172	$7,677	$274,538

At December 31, 2007, the gross unrealized losses on fixed maturities relate to approximately 220 securities. At that date, investment grade securities (as determined by nationally recognized rating agencies) represented approximately 97% of the total gross unrealized losses and fair value. Management believes that AILIC will recover its cost basis in the securities having unrealized losses at December 31, 2007. AILIC has the ability and intent to hold such securities until they mature or recover in value.
AILIC’s $356.7 million investment in mortgage-backed securities (“MBSs”) represents approximately 40% of its fixed maturities at December 31, 2007. MBSs are subject to significant prepayment risk due to the fact that, in periods of declining interest rates, mortgages are repaid more rapidly than scheduled as borrowers refinance higher rate mortgages to take advantage of lower rates. Approximately 99% of AILIC’s MBSs are rated “AAA.” At December 31, 2007, AILIC owned $28.9 million (representing 3% of AILIC’s total fixed maturity portfolio) of MBSs in which the underlying collateral is subprime mortgages. At that date, the net unrealized loss on these securities was approximately $1.0 million.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. INVESTMENTS (CONTINUED)
The table below sets forth the scheduled maturities of AILIC’s fixed maturity investments based on fair value as of December 31, 2007 (in thousands). Maturity data based on amortized cost is generally the same.

	Amortized	Fair	Fair
Maturity	Cost	Value	Value %

One year or less	$21,299	$21,445	2%
After one year through five years	145,066	147,395	16
After five years through ten years	348,770	344,521	37
After ten years	51,293	51,626	6

Subtotal	566,428	564,987	61

Mortgage-backed securities	360,729	356,719	39

Total bonds by maturity	$927,157	$921,706	100%

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
Proceeds from sales of fixed maturity investments were $78.1 million in 2007, $96.9 million in 2006, and $93.8 million in 2005. Gross realized gains of $1.1 million, $0.4 million and $1.1 million, and gross realized losses of 1.8 million, $1.8 million and $1.8 million were realized on those sales during 2007, 2006 and 2005, respectively.
The Company reported realized losses of approximately $1.8 million, $0.3 million and $0.1 million in 2007, 2006 and 2005, respectively, as a result of the other than temporary impairments of bonds.
At December 31, 2007, U.S. Treasury Notes with a carrying value of $7.3 million were on deposit as required by the insurance departments of various states.
Net investment income consisted of the following (in thousands):

	2007	2006	2005
Fixed maturities	$50,395	$42,031	$37,993
Equity securities	73	—	—
Short-term investments	1,405	1,991	571
Cash on hand and on deposit	209	110	332
Policy loans	2,309	1,630	1,124
Other	366	411	—

Gross investment income	54,757	46,173	40,020
Investment expenses	(518)	(1,106)	(1,045)

Net investment income	$54,239	$45,067	$38,975

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.5 million in 2007, $1.1 million in 2006, and $1.0 million in 2005.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. INVESTMENTS (CONTINUED)
In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, Statement of Financial Accounting Standards (“SFAS”) 115 requires that certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments had those gains or losses actually been realized. The following table shows the components of the unrealized gain (loss) on marketable securities, and its effect on various balance sheet captions (in thousands).

	2007	2006
Increase (decrease) in assets
Fixed maturities — available for sale	$(5,451)	$(3,047)
Equity securities	(4,134)	131
Unamortized insurance acquisition costs	2,587	1,429

Decrease in liabilities
Current and deferred federal income taxes	2,448	519

	$(4,550)	$(968)

D. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2007	2006
Deferred policy acquisition costs (“DPAC”)	$146,640	$127,298
Policyholder sales inducements	8,997	4,147
Unrealized DPAC adjustment	2,587	1,428

Unamortized insurance costs, net	$158,224	$132,873

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized losses on securities had actually been realized (see Note B to the Financial Statements).
During 2007, 2006 and 2005, the Company capitalized $5.6 million, $3.2 million and $0.6 million relating to sales inducements offered to annuity policyholders.
E. STOCKHOLDER’S EQUITY
Total statutory capital and surplus for the Company at December 31, 2007 and 2006, respectively, was $65.9 million and $65.4 million.
The maximum amount of dividends that can be paid to stockholders in 2008 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2008 will require prior approval based on statutory earned surplus.
Comprehensive income is defined as all changes in Stockholders’ Equity except those arising from transactions with stockholders. Comprehensive income includes net earnings and changes in net unrealized gains or losses on available for sale securities.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
E. STOCKHOLDER’S EQUITY (CONTINUED)
The change in net unrealized gains on marketable securities, a component of accumulated other comprehensive (loss) income, net, included the following for the year ended December 31 (in thousands):

	2007
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(6,883)	$2,409	$(4,474)
Realized losses on securities	1,373	(481)	892

Change in net unrealized losses on marketable securities	$(5,510)	$1,928	$(3,582)

	2006
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(4,401)	$1,538	$(2,863)
Realized losses on securities	1,068	(372)	696

Change in net unrealized losses on marketable securities	$(3,333)	$1,166	$(2,167)

	2005
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(3,750)	$1,312	$(2,438)
Realized losses on securities	472	(165)	307

Change in net unrealized losses on marketable securities	$(3,278)	$1,147	$(2,131)

F. FEDERAL INCOME TAXES
The Company’s 2007 effective tax rate of 21.8% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a dividends received deduction of approximately $1.1 million.
The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Current and deferred federal income taxes”, were as follows (in thousands):

	December 31,
	2007	2006

Deferred tax assets:
Policyholder liabilities	$24,677	$21,935

Deferred tax liabilities:
Unamortized insurance acquisition costs	$(54,473)	$(46,006)
With the new tax allocation agreement effective December 31, 2005, the Company was reimbursed for prior year separate company net operating and capital loss carryforwards in the amount of $20.8 million during 2006. The company’s carryforwards had been used previously in the consolidated filing of AFG.
In accordance with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes (an interpretation of FASB Statement No. 109)” (“FIN 48”) the Company did not record any reserves related to uncertain tax positions at December 31, 2007.
As of December 31, 2007, AILIC’s 2004 through 2007 tax years remain subject to examination by the Internal Revenue Service.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
G. ADDITIONAL INFORMATION
At December 31, 2007, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $41.4 million, compared to $59.0 million at December 31, 2006. This benefit is on all of AILIC’s variable annuity policies. Death benefits paid in excess of the variable annuity account balances were $0.3 million, $0.4 million and $0.8 million for 2007, 2006 and 2005, respectively. AILIC had a $0.4 million GAAP reserve at December 31, 2007 and 2006. The weighted average age of these policyholders was 50 years old at December 31, 2007.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2007, 2006 and 2005, AILIC paid $4.0 million, $3.5 million and $3.4 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2007, 2006 and 2005, AILIC paid $18.9 million, $13.8 million and $13.0 million, respectively, for services to affiliates.
AILIC expensed approximately $0.5 million in 2007, $0.3 million in 2006 and $0.5 million in 2005 for its retirement and employee savings plans.
H. RECENT ACCOUNTING STANDARDS
In 2006, the Financial Accounting Standards Board (“FASB”) issued SFAS No. 157, “Fair Value Measurements,” which defines and establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective January 1, 2008, for calendar year companies; implementation is not expected to have a material effect on AILIC’s balance sheet or earnings.
In February 2007, the FASB issued SFAS No. 159 “The Fair Value Option for Financial Assets and Financial Liabilities,” which permits entities to irrevocably elect to report certain financial assets and liabilities (including most insurance contracts) at fair value and recognize the unrealized gains and losses on such items in earnings. SFAS No. 159 is effective January 1, 2008, for the calendar year companies. AILIC did not elect the fair value option for any of its eligible assets or liabilities at the effective date.

15

PART C
Other Information

Note:	This Part C contains information related to The Commodore Majesty Variable Contract (File No. 333-88302), and Annuity Investors Variable Account C.
Item 24 Financial Statements and Exhibits
(a) Financial Statements
     All required Financial Statements are included in Part A or B of this Registration Statement.
(b) Exhibits
     (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors ® Variable Account C. 6/
     (2) Not Applicable.
     (3) (a) Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisors ® , Inc. 6/
          (b) Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors ® , Inc. and another Broker-Dealer. 6/.
     (4) Individual and Group Contract Forms, Endorsements and Riders.
          (a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/
          (b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/
          (c) Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract. 6/
          (d) Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract. 6/
          (e) Form of Enhanced Death Benefit Rider to Individual Contract. 6/
          (f) Form of Earnings Enhancement Benefit Rider to Individual Contract. 6/
          (g) Form of Loan Endorsement to Individual Contract. 6/
          (h) Form of Tax Sheltered Annuity Endorsement to Individual Contract. 6/
          (i) Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement to Individual

Contract. 6/
          (j) Form of Employer Plan Endorsement to Individual Contract. 6/
          (k) Form of Individual Retirement Annuity Endorsement to Individual Contract. 6/
          (l) Form of Texas Optional Retirement Program Endorsement to Individual Contract. 6/
          (m) Form of Long-Term Care Waiver Rider to Individual Contract. 6/
          (n) Form of SIMPLE IRA Endorsement to Individual Contract. 6/
          (o) Form of Roth IRA Endorsement to Qualified Individual Contract. 6/
          (p) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 6/
          (q) Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/
          (r) Form of Unisex Endorsement to Qualified Individual Contract. 6/
          (s) Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity. 9/
          (t) Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity. 9/
          (u) Form of Loan Restriction Endorsement to Individual Contract. 13/
          (v) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307). 15/
          (w) Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507). 15/
          (x) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707). 15/
          (y) Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907). 15/
          (z) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807). 15/
          (aa) Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Contract (R2011007). 15/
(5) (a) Form of Application for Individual Flexible Premium Deferred Annuity Contract — Order Ticket used in lieu thereof . 6/
(6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company®. 2/

2

     (b) Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 3/
     (c) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 3/
     (d) Code of Regulations of Annuity Investors Life Insurance Company®. 5/
(7) Not Applicable.
(8) Other Material Contracts.
     (a) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/
     (b) Agreement between AAG Securities Inc. (n/k/a Great American Advisors®, Inc. and AAG Insurance Agency, Inc.) 3/
     (c) Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/
     (d) Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/
          (i) Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company ® , AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/
          (ii) Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company ® , and Great American Advisors ® , and Great American Advisors ® , Inc. 10/
     (e) Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company ® and AIM Advisors, Inc. 6/
     (f) Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors Life Insurance Company ® , Great American Advisors, Inc., AIM Management Group, Inc. and AIM Variable Insurance Funds. 6/
     (g) Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 6/
     (h) Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Dreyfus Service Corporation. 6/
     (i) Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company ® . 3/
          (i) Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life

3

Insurance Company ® . 6/
          (ii) Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company. ® 10/
     (j) Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and Dreyfus Life And Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). 3/
     (i) Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and Dreyfus Life And Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). 6/
     (k) Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 3/
     (i) Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 6/
     (l) Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 3/
          (i) Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 6/
          (ii) Third Amendment dated as of March 1, 2007 to Fund Participation Agreement (Dreyfus). 16/
     (m) Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 3/
          (i) Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company ® , INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/
          (ii) Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company ® , INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 9/
          (iii) Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company ® , INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/
          (n) Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 4/

4

          (i) Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company ® and INVESCO Funds Group, Inc. 6/
     (o) Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company ® . 6/
          (i) Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company ® . 6/
          (ii) Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 14/
     (p) Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company ® and Janus Distributors, Inc. 6/
     (q) Fund Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company ® . 6/
     (r) Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company ® . 6/
     (s) Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. 6/
     (t) Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Oppenheimer Funds, Inc. 6/
     (u) Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company ® . 3/
          (i) Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company ® . 6/
          (ii) Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company ® . 6/
          (iii) Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company ® . 9/
     (v) Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company ® . 6/

5

     (w) Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company ® . 6/
     (x) Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company ® . 6/
     (y) Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company ® . 6/
     (z) Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Rydex Variable Trust, and Rydex Distributors, Inc. 6/
     (aa) Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity Investors Life Insurance Company ® . 6/
     (bb) Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company®, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 3/
          (i) Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company ® , Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 6/
          (ii) Amendment dated as of May 1, 2007 to Participation Agreement (Van Kampen). 16/
     (cc) Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. 6/
     (dd) Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company ® , INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 9/
     (ee) Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company ® , PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 10/
     (ff) Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company ® and American Century Investment Services, Inc. 10/
     (gg) Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 11/
     (hh) Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance

6

Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 14/
     (ii) Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 16/
     (jj) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 16/
     (kk) Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 16/
     (ll) Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 16/
     (mm) Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 16/
(9) Opinion and Consent of Counsel 6/
(10) Consent of Independent Registered Public Accounting Firm. 17/
(11) Not Applicable.
(12) Not Applicable.
(99) Powers of Attorney. 17/

1/	[text intentionally deleted]

2/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on December 23, 1996.

3/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

4/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 29, 1998.

5/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, on November 17, 1998.

6/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity

7

Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on July 25, 2002.

7/	[text intentionally deleted]

8/	[text intentionally deleted]

9/	Filed with and incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302, 1940 Act File No. 811-21095, on or about February 27, 2004.

10/	Filed with and incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302, 1940 Act File No. 811-21095, on or about March 1, 2005.

11/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, on or about April 27, 2005.

12/	[text intentionally deleted]

13/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about May 3, 2005.

14/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2006.

15/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May 1, 2007.

16/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May ___, 2007.

17/	Filed herewith.

8

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

	Principal
	Business
Name	Address	Positions and Offices With the Company

Stephen Craig Lindner	(1)	Director

Christopher P. Miliano	(1)	Director

Mark Francis Muething	(1)	Director and Executive Vice President & Secretary

Michael J. Prager	(1)	Director

Charles R. Scheper	(1)	Director and President & Chief Executive Officer

Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer

John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer

Mathew Dutkiewicz	(1)	Senior Vice President

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

James L. Henderson	(1)	Vice President

Dale Herr	(1)	Vice President

Richard Crago	(1)	Assistant Vice President & Appointed Actuary

Robert D. Davis	(1)	Assistant Vice President

William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

Brian Sponaugle	(1)	Assistant Vice President

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

9

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is a wholly-owned subsidiary of Great American® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors ® Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc	Ohio	07/01/1997		Diversified Financial Holding Company
American Financial Capital Trust I	Delaware	09/14/1996	100	Statutory Business Trust
American Financial Enterprises, Inc	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
American Security Transfer Company Limited Partnership	Ohio	01/01/1991	9334 (2)	Limited Partnership
APU Holding Company	Ohio	10/15/2003	100	Holding Company
American Premier Underwriters, Inc	Pennsylvania	04/13/1846	100	Diversified Company
The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
Cal Coal, Inc	Illinois	05/30/1979	100	Inactive
Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
World Houston, Inc	Delaware	05/30/1974	100	Real Estate Developer
Indiana Right of Way Company	Delaware	12/27/1962	100	Real Estate Management
The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
Magnolia Alabama Holdings, Inc	Delaware	05/18/2004	100	Holding Company
Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
PCC Real Estate, Inc	New York	12/15/1986	100	Holding Company
PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer
PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer
PCC Michigan Realty, Inc	Michigan	11/09/1987	100	Real Estate Developer

10

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
PCC Scarsdale Realty Corp	New York	06/01/1986	100	Real Estate Developer
PCC Technical Industries, Inc	California	03/07/1955	100	Holding Company
ESC, Inc	California	11/02/1962	100	Inactive
Marathon Manufacturing Companies, Inc	Delaware	11/18/1983	100	Holding Company
Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
PCC Maryland Realty Corp	Maryland	08/18/1993	100	Real Estate Holding Company
Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
Penn Towers, Inc	Pennsylvania	08/01/1958	100	Inactive
Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	6667	Inactive
Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
Terminal Realty Penn Co	District of Columbia	09/23/1968	100	Inactive
United Railroad Corp	Delaware	11/25/1981	100	Inactive
Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
GAI Insurance Company, Ltd	Bermuda	09/18/1989	100	Reinsurance
Hangar Acquisition Corp	Ohio	10/06/1995	100	Aircraft Investment
PLLS, Ltd	Washington	05/14/1990	100	Insurance Agency
Premier Lease & Loan Services Insurance Agency, Inc	Washington	12/27/1983	100	Insurance Agency
Premier Lease & Loan Services of Canada, Inc	Washington	02/28/1991	100	Insurance Agency
Republic Indemnity Company of America	California	12/05/1972	100	Workers' Compensation Insurance
Republic Indemnity Company of California	California	10/13/1982	100	Workers' Compensation Insurance
Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
Flextech Holding Co, Inc	Ohio	08/31/2000	100	Packing Manufacturer
GAI Holding Bermuda Ltd	Bermuda	10/03/2007	100	Holding Company
GAI Indemnity, Ltd	United Kingdom	09/27/2007	100	Lloyd's Corporate Member
Great American Financial Resources, Inc	Delaware	11/23/1992	100 (2)	Insurance Holding Company
AAG Holding Company, Inc	Ohio	09/11/1996	100	Holding Company
Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
Great American Life Insurance Company	Delaware	12/29/1961	100	Life Insurance Company
Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company

11

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
Driskill Holdings, Inc	Texas	06/07/1995	beneficial interest	Real Estate Manager
GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005		Holding Company
GALIC Brothers, Inc	Ohio	11/12/1993	80	Real Estate Management
Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
Loyal American Holding Corporation	Ohio	09/20/2005	100	Holding Company
Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
ADL Financial Services, Inc	North Carolina	09/10/1970	100	Inactive
American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
Skipjack Marina Corp	Maryland	06/24/1999	100	Marina Operator
United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company - Limited Partnership
United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
United Agency Brokerage GP Inc	Texas	05/19/2003	100	Intermediate Holding Company
UTA Brokerage Group, LP	Texas	05/19/2003	100	Insurance Agency
AAG Insurance Agency, Inc	Kentucky	12/06/1994	100	Insurance Agency
Ceres Group, Inc	Delaware	10/22/1998	100	Holding Company
Central Reserve Life Insurance Company	Ohio	07/02/1963	100	Life Insurance Company
Provident American Life & Health Insurance Company	Ohio	04/06/1949	100	Life Insurance Company
United Benefit Life Insurance Company	Ohio	06/26/1957	100	Life Insurance Company
Ceres Administrators, LLC	Delaware	12/04/1998	100	Administration Company
Continental Association Management Corp	Delaware	01/15/2000	100	Inactive
Ceres Financial Services, Inc	Ohio	02/20/1984	100	Inactive
Ceres Health Care, Inc	Delaware	12/10/1998	100	Managed Care Administrator
Ceres Marketing, LLC	Delaware	10/10/2000	100	Inactive
Ceres Net, Inc	Delaware	12/10/1998	100	Inactive
Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
HealthMark Sales, LLC	Delaware	02/29/2000	100	Inactive
Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
Ceres Savers Plan, Inc	Delaware	01/14/1999	100	Inactive
Continental General Corporation	Nebraska	02/12/1988	100	Holding Company

12

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
Continental General Insurance Company	Nebraska	05/24/1961	100	Life Insurance Company
Continental Print & Photo Co	Nebraska	02/13/1975	100	Inactive
QQLinkcom, Inc	Delaware	01/15/2000	99	On-Line Insurance
QQAgency, Inc	Delaware	02/22/2000	100	Inactive
QQAgency Insurance Agency of Massachusetts, Inc	Massachusetts	09/13/2000	100	Insurance Agency
QQAgency of Ohio, Inc	Ohio	05/25/2001	100	Insurance Agency
QQAgency of Texas, Inc	Texas	09/07/2000	100	Insurance Agency
QQBizcom, Inc	Delaware	03/23/2000	100	Inactive
Senior Savers Plus, Inc	Delaware	03/22/2001	100	Inactive
Great American Advisors, Inc	Ohio	12/10/1993	100	Broker-Dealer
Great American Plan Administrators, Inc	Ohio	05/31/1994	100	Payroll Servicer
Lifestyle Financial Investments, Inc	Ohio	12/29/1993	100	Marketing Services
SPELCO (UK) Ltd	United Kingdom		99	Inactive
SWTC Hong Kong Ltd	Hong Kong		100	Inactive
SWTC, Inc	Delaware		100	Inactive
Great American Holding, Inc	Ohio	07/25/2002	100	Holding Company
American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
American Empire Underwriters, Inc	Texas	05/19/1976	100	Insurance Agency
Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
Mid-Continent Casualty Company	Oklahoma	02/26/1947	100	Property/Casualty Insurance
Mid-Continent Insurance Company	Oklahoma	08/13/1992	100	Property/Casualty Insurance
Oklahoma Surety Company	Oklahoma	08/05/1968	100	Special Coverage Insurance Company
Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
AFC Coal Properties, Inc	Ohio	12/18/1996	100	Coal Mining Company
American Signature Underwriters, Inc	Ohio	04/08/1996	100	Insurance Agency
Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
Brothers Le Pavillon, LLC	Delaware	07/10/2006	100	Limited Liability Company Member
Brothers Le Pavillon (SPE), LLC	Delaware	07/10/2006	100	Real Estate Holding Company
Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate

13

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
Crop Managers Insurance Agency, Inc	Kansas	08/09/1989	100	Insurance Agency
Dempsey & Siders Agency, Inc	Ohio	05/09/1956	100	Insurance Agency
Eden Park Insurance Brokers, Inc	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
El Aguila, Compañia de Seguros, SA de CV	Mexico	11/24/1994	100	Property/Casualty Insurance
Financiadora de Primas Condor, SA de CV	Mexico	03/16/1998	99	Premium Finance
Farmers Crop Insurance Alliance, Inc	Kansas	03/30/1982	100	Insurance Services Provider
FCIA Management Company, Inc	New York	09/17/1991	100	Servicing Agent
Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	Unincorporated Association
GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
GAI Warranty Company of Canada Inc	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
Great American Agency of Texas, Inc	Texas	01/25/1994	100	Managing General Agency
Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
Great American Claims Services, Inc	Delaware	06/10/1986	100	Management Holding Company
Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
Great American Insurance Agency, Inc	Ohio	04/20/1999	100	Insurance Agency
Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd's Plan Insurer
Great American Lloyd’s, Inc	Texas	08/02/1983	100	Corporate Attorney-in-Fact
Great American Management Services, Inc	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
Great American Re Inc	Delaware	05/14/1971	100	Reinsurance Intermediary
Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
Key Largo Group, Inc	Florida	02/25/1969	100	Land Developer
National Interstate Corporation	Ohio	01/26/1989	5378	Holding Company
American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
Explorer RV Insurance Agency, Inc	Ohio	07/17/1997	100	Insurance Agency
Hudson Indemnity, Ltd	Cayman Islands	06/12/1996	100	Property/Casualty Insurance

14

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
Hudson Management Group, Ltd	Virgin Islands	07/29/2004	100	Insurance Administrative Services
National Interstate Capital Trust I	Delaware	05/22/2003	100	Financing Entity
National Interstate Insurance Agency, Inc	Ohio	02/13/1989	100	Insurance Agency
Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
National Interstate Insurance Company of Hawaii, Inc	Hawaii	09/20/1999	100	Property/Casualty Insurance
Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
Safety, Claims & Litigation Services, Inc	Pennsylvania	06/23/1995	100	Claims Third Party Administrator
Penn Central UK Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
PLLS Canada Insurance Brokers Inc	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
Premier Dealer Services, Inc	Illinois	06/24/1998	100	Third Party Administrator
Professional Risk Brokers, Inc	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
Worldwide Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
One East Fourth, Inc	Ohio	02/03/1964	100	Real Estate Holding Company
Pioneer Carpet Mills, Inc	Ohio	04/29/1976	100	Inactive
Superior NWVN of Ohio, Inc	Ohio	05/05/2000	100	Holding Company
TEJ Holdings, Inc	Ohio	12/04/1984	100	Real Estate Holding Company
Three East Fourth, Inc	Ohio	08/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s)

15

Item 27. Number of Contract Owners
As of March 31, 2008, there were 256 Individual Contract Owners of which 172 were qualified and 84 were non-qualified.
As of March 31, 2008, there were 0 Participants (Certificate Owners) in 0 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

16

Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account C.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President and Director
James T. McVey (1)	Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Shawn Mihal	Chief Compliance Officer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Administrative Office.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

17

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

18

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 22nd of April 2008
ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)
By: /s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)
By: /s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Charles R. Scheper Charles R. Scheper*	President and Chief Executive Officer	April 22, 2008

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	April 22, 2008

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	April 22, 2008

/s/ Mark Francis Muething Mark Francis Muething*	Director	April 22, 2008

/s/ Christopher Miliano Christopher Miliano*	Director	April 22, 2008

/s/ Michael J. Prager Michael J. Prager*	Director	April 22, 2008

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		April 22, 2008

19

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10.	Consent of Independent Registered Public Accounting Firm.

99.	Powers of Attorney

20